As filed with the Securities and Exchange Commission on August 6, 1999
                 Securities Act of 1933 Registration No. 2-80543
            Investment Company Act of 1940 Registration No. 811-3605

                   SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

         Pre-Effective Amendment No. ____   [   ]
         Post-Effective Amendment No. 40             [X]

                                                      and/or

REGISRTATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 41                   [X]
                                         (Check appropriate box or boxes)



                          NORTHERN INSTITUTIONAL FUNDS
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                             Chicago, Illinois 60675
                    (Address of principal executive offices)

              (Registrant's Telephone Number, including Area Code)
                                  800-637-1380



Linda Hoard, Secretary                               with a copy to:
First Data Investor Services Group, Inc.             W. Bruce McConnel, III
101 Federal Street, 6th Floor                        Drinker Biddle & Reath LLP
Boston, Massachusetts 02110                          One Logan Square
                                                     18th and Cherry Streets
                                                     Philadelphia, Pennsylvania
                                                     19103-6996

                    (name and address of agent for service)

          Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It Is Proposed That This Filing Become Effective (Check Appropriate Box):
         [   ] immediately upon filing pursuant to paragraph (b)
         [   ] on (date) pursuant to paragraph (b)
         [   ] 60 days after filing pursuant to paragraph (a)(1)
         [   ] On (date)pursuant to paragraph (a)(1)
         [X] 75 days after filing pursuant to paragraph (a)(2)
         [   ] On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:
         [   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                             Northern Institutional Funds

                         SMALL COMPANY GROWTH PORTFOLIO

                                OCTOBER ___, 1999






                          Northern Institutional Funds




         Small Company Growth Portfolio

Prospectus dated October ___, 1999

     An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Portfolio involves investment risks, including possible loss of principal.

     The  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  adequacy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Contents

RISK/RETURN SUMMARY  SMALL COMPANY GROWTH PORTFOLIO
___

Information about the
objective, principal strategies              Principal Investment Risks                                                  ___
and risk characteristics
of the Portfolio                             Portfolio Performance

                                             Portfolio Fees and Expenses                                                  ___
_______________________________________________________________________________

MANAGEMENT                                   Investment Adviser                                                          ___
OF THE
PORTFOLIO                                    Advisory Fees                                                               ___

                                             Portfolio Management                                                        ___

                                             Other Portfolio Management Information                                      ___

                                             Other Portfolio Services                                                    ___
________________________________________________________________________________

ABOUT YOUR                                   Purchasing and Selling Shares                                               ___
ACCOUNT
                                                  Purchasing Shares                                                      ___
How to open, maintain
and close an account                              Opening an Account                                                     ___

                                                  Selling Shares                                                         ___

                                            Account Policies and Other Information                                       ___

                                                  Purchase and Redemption Minimums                                       ___

                                                  Calculating Share Price                                                ___

                                                  Timing of Purchase Requests                                            ___

                                                  Additional Transaction Fee                                             ___

                                                  Tax Identification Number                                              ___

                                                  In-Kind Purchases and Redemptions                                      ___

                                                  Miscellaneous Purchase Information                                     ___

                                                  Timing of Redemption and Exchange Requests                             ___

                                                  Miscellaneous Redemption Information                                   ___

                                                  Exchange Privileges                                                    ___

                                                  Telephone Transactions                                                 ___

                                                  Making Changes to Your Account Information                             ___

                                                  Business Day                                                           ___

                                                  Early Closings                                                         ___

                                                  Authorized Intermediaries                                              ___

                                                  Servicing Agents                                                       ___

                                             Dividends and Distributions                                                 ___

                                             Tax Considerations                                                          ___

                                             Year 2000 Issues                                                            ___
____________________________________________________________________________________________________________________________

APPENDIX                                     Special Risks and Other Considerations                                      ___

                                             Additional Description of Securities and Investment Techniques              ___
____________________________________________________________________________________________________________________________

FOR MORE INFORMATION                         Statement of Additional Information                                         ___



     Northern Institutional Funds (the "Trust") offers a selection of investment portfolios to institutional investors, each with a distinct investment objective and risk/reward profile.

     This Prospectus describes the Small Company Growth Portfolio. Descriptions of the six fixed income, five money market, one balanced and six equity portfolios (the "Portfolios") that make up the remainder of the Portfolios currently offered by the Trust are included in separate prospectuses. The Small Company Growth Portfolio (as well as the other non-money market Portfolios) is authorized to offer three classes of shares: Class A, Class C and Class D Shares.

     In addition to the instruments described on the pages below, the Small Company Growth Portfolio may use various investment techniques in seeking its investment objective. You can learn more about these techniques and their related risks by reading the Appendix to this Prospectus and the Statement of Additional Information.

Please  keep  in  mind  that  the   Portfolio  can  not guarantee it will meet
its investment objective, and that the Portfolio should not be relied upon as a complete investment program.

SMALL COMPANY GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to provide long-term capital appreciation. Any income received is incidental to this objective. The Portfolio's investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     In seeking long-term capital appreciation, the Portfolio will invest, under normal market conditions, at least 65% of its total assets in the equity securities of companies with market capitalizations that are, at the time of purchase, within the range of the Russell 2000 Small Stock Index ("Russell 2000 Index").

     Using fundamental research and quantitative analysis, the investment management team selects stocks of small companies that it believes have demonstrated above average sales and earnings growth and return on equity relative to their peers. In doing so, the investment management team considers factors such as a company's:

          o           Financial condition;

          o           Market share and product leadership;

          o           Earnings growth relative to relevant competitors;

          o           Market valuation in comparison to other stocks and the
                         stock's own historical norms;

          o           Price trends; and

          o           Other investment criteria.


     As of September 30, 1999, the approximate market capitalization range of the companies included in the Russell 2000 Index was between $_________ million and $____________ billion. The stocks in which the Portfolio invests may or may not be included in the Russell 2000 Index.

     Although the Portfolio primarily invests in the stocks of U.S. companies, it may invest a portion of its assets in the securities of foreign issuers.

     Russell does not endorse any stock in the Index. It is not a sponsor of the Small Company Growth Portfolio and is not affiliated with the Portfolio in any way.

     More information on the Portfolio's investment strategies and techniques is provided in the Appendix to this Prospectus.

PRINCIPAL INVESTMENT RISKS

     All investments carry some degree of risk which will affect the value of the Portfolio's investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in the Portfolio.

     An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     The following summarizes the principal risks that apply to the Portfolio and may result in a loss of your investment.

RISKS

o MARKET RISK is the risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

o MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

o LIQUIDITY RISK is the risk that the Portfolio will not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

o YEAR 2000 RISK is the risk that the Portfolio's operations or value will be adversely affected by the "Year 2000 Problem." This risk may be of greater significance with respect to the Portfolio's investments in the securities of foreign issuers. (For more information, please see "Year 2000 Issues" on page __.)

o STOCK RISK is the risk that stock prices have historically risen and fallen in periodic cycles. As of the date of this Prospectus, U.S. stock markets and certain foreign stock markets were trading at or close to record high levels. There is no guarantee that such levels will continue.

o SMALL COMPANY STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small company stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

     More information about the risks of investing in the Portfolio is provided in the Appendix to this Prospectus. You should carefully consider the risks discussed in this section and the Appendix before investing in the Portfolio.

PORTFOLIO PERFORMANCE

     Since the Portfolio has less than one calendar year of performance, no performance information is provided.


PORTFOLIO FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold Class A, C or D Shares of the Portfolio. Each class of shares represents pro rata interests in the Portfolio except that different shareholder servicing and transfer agency fees are payable due to the varying levels of administrative support and transfer agency services provided to each class.

     Please note that the following information does not reflect any charges which may be imposed by The Northern Trust Company, its affiliates, correspondent banks and other institutions on their customers. (For more information, please see "Account Policies and Other Information" on page __.)

                                                                        Class A       Class C         Class D
                  SMALL COMPANY GROWTH PORTFOLIO                        Shares        Shares          Shares

Shareholder Fees (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases                               None          None            None

Additional Transaction Fee (as a percentage of amount                  None          None            None
invested)

Deferred Sales Charge (Load)                                           None          None            None

Sales Charge (Load) Imposed on Reinvested Distributions                None          None            None

Redemption Fees                                                        None          None            None

Exchange Fees                                                          None          None            None


                                                                       Class A        Class C         Class D
                  SMALL COMPANY GROWTH PORTFOLIO                       Shares         Shares          Shares

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio Assets)1

   Management Fees2                                                   1.10%          1.10%           1.10%

   Distribution (12b-1) Fees                                          None           None            None

   Servicing Fees                                                     None           0.15%           0.25%

   Transfer Agency Fees                                               0.01%          0.10%           0.15%

   Other Operating Expenses3                                          0.18%          0.18%           0.18%

   Total Other Operating Expenses                                     0.19%          0.43%           0.58%

   Total Annual Portfolio Operating Expenses4                         1.29%          1.53%           1.68%

     1 The Portfolio's annual operating expenses are based on actual fees and estimated expenses for the current fiscal year.

     2 As of the date of this Prospectus, the Northern Trust Company ("Northern") is voluntarily waiving a portion of its management fee for the Portfolio. As a result of the fee waiver, actual management fees to be paid by the Portfolio are 0.80% of the Portfolio's average daily net assets. Fee waivers may be terminated at any time at the option of Northern.

     3 "Other Expenses" include administration fees and all other ordinary operating expenses of the Portfolio not listed above. Northern and First Data Investor Services Group, Inc. ("First Data Investor Services Group") as co-administrators are entitled to a co-administration fee from the Portfolio at an annual rate of 0.10% of the Portfolio's average daily net assets. The co-administrators have agreed to reimburse expenses (including fees payable to Northern and First Data Investor Services Group as co-administrators, but excluding management fees, transfer agency fees, servicing fees and extraordinary expenses) which exceed on an annualized basis 0.10% of the Portfolio's average daily net assets. As a result of the expense reimbursement, estimated "Other Expenses" are currently 0.10% of the Portfolio's average daily net assets.

     4 As a result of the fee waivers and expense reimbursements, estimated actual total annual operating expenses for the Portfolio is set forth below. Fee waivers (and voluntary expense reimbursements, if applicable) may be terminated at any time at the option of Northern. If this occurs, "Other Operating Expenses" may increase without shareholder approval.

                                               Total Annual Operating Expenses
Small Company Growth Portfolio
         Class A                                            0.91%
         Class C                                            1.15%
         Class D                                            1.30%

EXAMPLE

     The following Example is intended to help you compare the cost of investing in the Portfolio (without fee waivers and expense reimbursements) with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year                    3 Years

SMALL COMPANY GROWTH PORTFOLIO

Class A                                      $131                       $409

Class C                                      $156                       $483

Class D                                      $171                       $530

                                            MANAGEMENT OF THE PORTFOLIO

Investment Adviser

     The Northern Trust Company ("Northern"), an Illinois state-chartered bank and member of the Federal Reserve System, serves as investment adviser for the Portfolio.

     Northern is referred to as the "Investment Adviser." The Investment Adviser, is located at 50 S. LaSalle Street, Chicago, IL 60675 and is a wholly owned subsidiary of Northern Trust Corporation, a bank holding company. As of September 30, 1999, Northern Trust Corporation and its subsidiaries had approximately $____ billion in assets, $____ billion in deposits and employed over ______ persons.

     Northern and its affiliates administered in various capacities (including as master trustee, investment manager or custodian) approximately $___ trillion of assets as of September 30, 1999, including approximately $____ billion of assets for which Northern and its affiliates had investment management responsibility.

     Under its Advisory Agreement with the Trust, the Investment Adviser subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for the Portfolio and for placing purchase and sale orders for portfolio securities.

Advisory Fees

     As compensation for its advisory services and its assumption of related expenses, the Investment Adviser is entitled to an advisory fee, computed daily and payable monthly, at an annual contractual rate of 1.10% (expressed as a percentage of the Portfolio's average daily net assets).

     The difference, if any, between this contractual advisory fee and the actual advisory fee that is paid by the Portfolio will reflect that the Investment Adviser did not charge the full amount of the advisory fee to which it was entitled. The Investment Adviser may discontinue or modify its voluntary limitation in the future at its discretion.

Portfolio Management

     The Investment Adviser employs a team approach to the investment management of the Portfolio, relying upon investment professionals under the leadership of James M. Snyder, Chief Investment Officer and Executive Vice President of Northern.

     The management team leader for the Small Company Growth  Portfolio is David
H. Burshtan, Vice President of Northern. Mr. Burshtan has had such responsibility since the Portfolio commenced operations in [October 1999]. Prior to joining Northern, Mr. Burshtan was a Portfolio Manager with Scudder Kemper Investments, Inc. for the Kemper Small Capitalization Equity Fund.

Other Portfolio Services

     Northern also serves as transfer agent ("Transfer Agent") and custodian for the Portfolio. As Transfer Agent, Northern performs various administrative servicing functions, and any shareholder inquiries should be directed to it. The fees that Northern receives for its services in those capacities are described on page ____ under "Portfolio Fees and Expenses" and in the Statement of Additional Information. Northern and First Data Investor Services Group, Inc. ("First Data Investor Services"), a wholly-owned subsidiary of First Data Corporation, serve as co-administrators for the Portfolio. First Data
Distributors, Inc. ("FDDI"), a subsidiary of First Data Investor Services, serves as distributor for the Portfolio. The fees that Northern and First Data Investor Services receive for their services in these capacities are described on page ___ under "Portfolio Fees and Expenses." FDDI does not receive any compensation from the Trust for its distribution services.

                               ABOUT YOUR ACCOUNT

Purchasing and Selling Shares

PURCHASING SHARES

     Institutional investors, acting on their own behalf or on behalf of their customers, clients, employees, participants and others ("Customers"), may purchase shares of the Portfolio through their institutional accounts at Northern or an affiliate. They may also purchase shares directly from the Trust. There is no sales charge imposed on purchases of shares. Institutional investors include:

      Northern and its affiliates;
      Defined contribution plans having at least $30 million in assets or annual contributions of at least $5 million; and
      Other institutions and organizations.

     The Portfolio currently offers a choice of three classes of shares to meet the special needs of institutional investors ("Institutions").

     Class A Shares are designed for Institutions that can obtain information about their shareholder accounts and do not require the additional services available to other classes.

     Class C Shares are designed for Institutions that require the Transfer Agent and a Servicing Agent to provide certain account-related services incident to Customers being the beneficial owners of shares.

     Class D Shares are designed for Institutions that require the Transfer Agent and a Servicing Agent to provide them and their Customers with certain account-related services and other information.

     Different shareholder servicing and transfer agency fees are payable by each class of shares (see "Portfolio Fees and Expenses" on page __). In addition, any person entitled to receive compensation for selling or servicing shares of the Portfolio may receive different compensation with respect to one particular class of shares over another.

OPENING AN ACCOUNT

     You may purchase shares of the Portfolio through your institutional account at Northern (or an affiliate) or you may open an account directly with the Trust with a minimum initial investment of $5 million in the Portfolio and one or more other investment Portfolios of the Trust. There is no minimum for subsequent investments.

     Through an Institutional Account. If you are opening an institutional account at Northern, a Northern representative can assist you with all phases of your investment. To purchase shares through your account, contact your Northern representative for further information.

     Directly from the Trust. An Institution may open a shareholder account and purchase shares directly from the Trust as described in this Prospectus.
________________________________________________________________________________
By Mail

Read this Prospectus carefully.

Complete and sign the new account application.

Include a certified corporate resolution (or other acceptable evidence of authority).

Enclose a check or Federal Reserve draft payable to the Portfolio.

Mail your check, corporate resolution and completed application to:

        Northern Institutional Funds
        c/o The Northern Trust Company
        P.O. Box 75943
        Chicago, Illinois 60675-5943

     All checks must be payable in U.S.  dollars and drawn on a bank  located in
the  United   States.   Cash  and  third  party   checks  are  not   acceptable.
_______________________________________________________________________________

By Telephone

Read this Prospectus carefully.

Call the Transfer Agent at 1-800-637-1380.

To open a new account please provide:

      The name of the Portfolio
      The number of shares or dollar amount to be invested
      The method of payment

To add to an existing account, please provide:

      The Institution's name
      Your Account Number
_______________________________________________________________________________

By Wire or Automated Clearing House Transfer ("ACH Transfer")

To open a new account:

Call the Transfer Agent at 1-800-637-1380 for instructions.

For more information about the purchase of shares, call the Transfer Agent at 1-800-637-1380.

To add to an existing account:

Have your bank wire Federal funds or effect an ACH Transfer to:

        The Northern Trust Company
        Chicago, Illinois
        ABA Routing No. 0710-00152
        (Reference 10 Digit Portfolio Account No.)
        (Reference Shareholder's Name)
_______________________________________________________________________________

SELLING SHARES

Through an Institutional Account.

     Institutions may sell (redeem) shares through their institutional account by contacting their Northern account representative.

     Directly through the Trust. Institutions that purchase shares directly from the Trust may redeem their shares through the Transfer Agent in one of the following ways:
________________________________________________________________________________

By Mail

Send a written request to:

        Northern Institutional Funds
        c/o The Northern Trust Company
        P.O. Box 75943
        Chicago, Illinois 60675-5943

The letter of instruction must include:

      The signature of a duly authorized person
      Your account number
      The name of the Portfolio
      The number of shares or the dollar amount to be redeemed
_______________________________________________________________________________

By Telephone

     Call the Transfer Agent at 1-800-637-1380 for instructions During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures outlined
above        under        "Selling        Shares        -       By        Mail."
_______________________________________________________________________________

By Wire

      Call the Transfer Agent at 1-800-637-1380 for instructions.
      You must have given prior authorization for expedited wire redemption. The minimum amount that may be redeemed by this method is $10,000.

Account Policies and Other Information

     Purchase and Redemption Minimums. There is a minimum initial investment of $5 million in the Portfolio and one or more other investment Portfolios of the Trust. There is no minimum for subsequent investments. A $10,000 minimum applies for redemptions by wire. The Trust reserves the right to waive purchase and redemption minimums and to determine the manner in which a minimum is satisfied.

     Calculating Share Price. The Trust issues shares and redeems shares at net asset value ("NAV"). The NAV for each share class of the Portfolio is calculated by dividing the value of the Portfolio's net assets attributed to that class by the number of outstanding shares of that class. The NAV for each class is calculated as of 3:00 p.m., Chicago time, each Business Day. The NAV used in determining the price of your shares is the one calculated after your purchase, exchange or redemption order is received and accepted as described below.

     U.S. and foreign securities held by the Portfolio generally are valued at their market prices. Shares of an investment company held by the Portfolio are valued at their net asset value. Any securities, including restricted securities, for which market prices are not readily available are valued at fair value as determined by the Investment Adviser. Short-term obligations held by the Portfolio are valued at their amortized cost which, according to the Investment Adviser, approximates market value.

     The Portfolio may hold foreign securities that trade on weekends or other days when the Portfolio does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

     Timing of Purchase Requests. Requests accepted by the Transfer Agent or other authorized intermediary by 3:00 p.m., Chicago time, on any Business Day will be executed the same day, at that day's closing share price (plus any additional transaction fee) provided that either:

      The Transfer Agent receives the purchase price in Federal or other immediately available funds prior to 3:00 p.m., Chicago time, on the same Business Day;
      The order is accepted by an authorized intermediary and payment in Federal or other immediately available funds is made on the next Business Day according to procedures authorized by the Trust; or Payment in Federal or other immediately available funds is received on the next Business Day in an institutional account maintained with Northern or an affiliate.

     Orders received by the Transfer Agent or other authorized intermediary on a non-Business Day or after 3:00 p.m. on a Business Day will be executed on the next Business Day, at that day's closing share price (plus any additional transaction fee), provided that payment is made as noted above. If an Institution pays for shares by check, Federal funds generally will become available within two Business Days after a purchase order is received.

     In certain circumstances, the Trust may advance the time by which purchase orders must be received. See "Early Closings" on page __.

     Tax Identification Number. Federal regulations require you to provide to the Transfer Agent a taxpayer identification number when you open an account. Purchase orders without such a number or an indication that a number has been applied for will not be accepted. If you have applied for a number, you must provide it to the Transfer Agent within 60 days of the date of the order.

     In-Kind Purchases and Redemptions. The Trust reserves the right to accept payment for shares in the form of securities that are permissible investments for the Portfolio. The Trust also reserves the right to pay redemptions by a distribution "in-kind" of securities (instead of cash) from the Portfolio. See the Statement of Additional Information for further information about the terms of these purchases and redemptions.

Miscellaneous Purchase Information.

      Institutions are responsible for transmitting purchase orders to the Transfer Agent and delivering required funds on a timely basis.
      Institutions are responsible for all losses and expenses of the Portfolio in the event of any failure to make payment according to the procedures outlined in this Prospectus. Northern may redeem shares from any account it maintains to protect the Portfolio and Northern against loss. In addition, a $20 charge will be imposed if a check does not clear.
      The Trust  reserves the right to reject any purchase  order.
      The Trust also reserves the right to change or discontinue any of its purchase procedures.

     Timing of Redemption and Exchange Requests. Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary by 3:00 p.m., Chicago time, on a Business Day will be executed on the same day. The redemption or exchange will be effected at that day's closing share price (plus any additional transaction fee, in the case of an exchange into certain Portfolios). Redemption proceeds will normally be sent or credited on the next Business Day.

     Orders received in good order on a non-Business Day or after 3:00 p.m., Chicago time, on a Business Day will be executed the next Business Day, at that day's closing share price (plus any additional transaction fee, in the case of an exchange into certain Portfolios). The proceeds will normally be sent or credited the second Business Day. We consider requests to be in "good order" when all required documents are properly completed, signed and received, including a certified corporate resolution or other acceptable evidence of authority.

     In certain circumstances, the Trust may advance the time by which redemption and exchange orders must be received. See "Early Closings" on page
__.

     Miscellaneous Redemption Information. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds may also be wired. A redemption request may not be processed if a shareholder has failed to submit a completed and properly executed new account application, including a corporate resolution or other acceptable evidence of authority.

      The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to 7 days after  receiving the  redemption  order if, in its judgment,  an earlier payment could  adversely  affect the
     Portfolio.
      If you are redeeming recently purchased shares, your redemption request may not be honored until your check or electronic transaction has cleared. This may delay your transaction for up to 15 days.
     Institutions are responsible for transmitting redemption orders to the Transfer Agent and crediting their
     Customers' accounts with redemption proceeds on a timely basis.
      Redemption requests by mail must be signed by a person authorized by acceptable documentation on file with the Transfer Agent.
      The Trust reserves the right to redeem shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the
     Trust and its shareholders.
      The Trust may require any information reasonably necessary to ensure that a redemption has been duly authorized.
      The Trust reserves the right to change or discontinue any of its redemption procedures.

     Exchange Privileges. Institutions and their Customers (to the extent permitted by their account agreements) may exchange shares of the Portfolio for the same class of shares of another Portfolio. The registration of both accounts involved must be identical. A $1,000 minimum investment applies. An exchange is a redemption of shares of one Portfolio and the purchase of shares of another Portfolio. It is considered a taxable event and may result in a gain or loss.

     The Trust reserves the right to change or discontinue the exchange privilege at any time upon 60 days written notice to shareholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made. Before making an exchange you should read the prospectus for the shares you are acquiring.

     Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, the Trust and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone. In this event, consider sending your request in writing.

     The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder's address of record.

The Trust reserves the right to refuse a telephone redemption.

     Making Changes to Your Account Information. You may make changes to wiring instructions, address of record, or other account information only in writing. These instructions must be accompanied by a certified corporate resolution, signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program ("STAMP"), or other acceptable evidence of authority. In accordance with SEC regulations, the Trust and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder's current address.

     Business Day. A "Business Day" is each Monday through Friday when the New York Stock Exchange (the "Exchange") is open for business. A "Business Day" does not include a holiday observed by the Exchange. In 1999 these days are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

     Early Closings. The Portfolio reserves the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders for same Business Day credit when Northern or the Exchange closes early as a result of unusual weather or other conditions. It also reserves this right when The Bond Market Association recommends that securities markets close or close early.

     Authorized Intermediaries. The Trust may authorize certain financial intermediaries (including banks, trust companies, brokers and investment advisers), which provide recordkeeping, reporting and processing services, to accept purchase, redemption and exchange orders from their Customers on behalf of the Trust. They may also designate other intermediaries to accept such orders, if approved by the Trust. Authorized intermediaries are responsible for transmitting orders and delivering funds on a timely basis. The Portfolio will be deemed to have received an order when the order is accepted by the authorized intermediary on a Business Day, and the order will be priced at the Portfolio's per share NAV next determined.

     Servicing Agents. Certain Institutions may perform (or arrange to have performed) various administrative support services for Customers who are the beneficial owners of Class C or D shares through agreements with the Trust ("Servicing Agents"). These agreements are permitted under the Trust's Shareholder Servicing Plan. The level of support services required by an Institution and its Customers generally will determine whether they purchase Class A, C or D shares.

Administrative support services may include:

      processing purchase and redemption requests from investors;
      placing net purchase and redemption orders with the Transfer Agent; providing necessary personnel and facilities to establish and maintain investor accounts and records; and
      providing information periodically to investors showing their positions in Portfolio shares.

     Servicing Agents will receive fees from the Portfolio for such services at an annual rate of up to 0.15% and 0.25% of the average daily net asset value of Class C and Class D shares, respectively. These fees will be borne exclusively by the beneficial owners of Class C and D shares. Please note that Northern may also provide compensation to certain dealers and other financial intermediaries who provide services to their Customers who invest in the Trust or whose Customers purchase significant amounts of the Portfolio's shares. The amount of such compensation may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees earned by Northern as Investment Adviser (after adjustments). This additional compensation will be paid by Northern or its affiliates and will not represent an additional expense to the Trust or its shareholders.

     Customers purchasing shares through an Institution should read their account agreements carefully. An Institution's requirements may differ from those listed in this Prospectus. An Institution may also impose account charges, such as asset allocation fees, account maintenance fees, and other charges that will reduce the net return on an investment in the Portfolio. If a Customer has agreed with a particular Institution to maintain a minimum balance with the Institution and the balance falls below this minimum, the Customer may be required to redeem all or a part of his investment in the Portfolio.

     Conflict of interest restrictions may apply to the receipt of compensation paid by the Trust to a Servicing Agent in connection with the investment of fiduciary funds in Portfolio shares. Banks and other institutions regulated by the Office of Comptroller of the Currency, Board of Governors of the Federal Reserve System and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal counsel before entering into servicing agreements.

     State securities laws regarding the registration of dealers may differ from Federal law. As a result, Institutions investing in the Portfolio on behalf of their Customers may be required to register as dealers.

Dividends and Distributions

     Dividends and capital gain distributions of the Portfolio are automatically reinvested in additional shares of the Portfolio without any sales charge or additional purchase price amount.

     You may, however, elect to have dividends or capital gain distributions (or both) paid in cash or reinvested in the same class of shares of another
Portfolio at their net asset value per share. If you would like to receive dividends or distributions in cash or have them reinvested in another Portfolio, you must notify the Transfer Agent in writing at least two days before the dividend or distribution record date. Dividends and distributions may only be reinvested in the Portfolio in which you maintain an account.

     The Portfolio will declare and pay dividends and capital gains, if any, annually. The Portfolio may, in some years, make additional dividends or distributions to the extent necessary for it to avoid incurring unnecessary tax liabilities.

TAX CONSIDERATIONS

     The Portfolio intends to qualify as a regulated investment company for Federal tax purposes, and to distribute to shareholders substantially all of its net investment income and net capital gain. The Portfolio's dividends and distributions will be taxable to you for Federal, state and local income tax purposes, unless you have a tax-advantaged account. Dividends and distributions are taxable whether they are received in cash or reinvested in Portfolio shares. In general, distributions attributable to interest, dividend, certain foreign exchange gain and short-term capital gain income of the Portfolio are taxable to you as ordinary income. Distributions attributable to long-term capital gains of the Portfolio are generally taxable to you as capital gains. This is true no matter how long you own your shares.

     There are certain tax requirements that the Portfolio must follow in order to avoid Federal taxation. In its efforts to adhere to these requirements, the Portfolio may have to limit its investment activity in some types of instruments.

     A portion of the dividends paid by the Portfolio may qualify for the dividends-received deduction for corporations.

     The sale of Portfolio shares is a taxable event on which a gain or loss may be recognized. For tax purposes, an exchange is considered the same as a sale. The amount of gain or loss is based on the difference between your tax basis in the Portfolio shares and the amount you receive for them upon disposition. Generally, you will recognize a long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you sell or exchange them. Shares held six months or less may also generate a long-term capital loss to the extent of any capital gains distributions received on the shares while
they                were                held               by               you.
_______________________________________________________________________________

TIMING

     Dividends and distributions from the Portfolio will generally be taxable to you in the tax year in which they are paid, with one exception. Dividends and distributions declared by the Portfolio in October, November or December and paid in January are taxed as though they were paid by December 31.

     Every year, the Trust will send you information detailing the amount of ordinary income and capital gains distributed to your account for the previous year.

________________________________________________________________________________

TAX EFFECT
OF "BUYING
A DIVIDEND"

     The Portfolio's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation. When these amounts are distributed, they will be taxable to you. For this reason, you should be especially mindful that if you buy shares on or just before the record date of a dividend or capital gains distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable dividend or capital gain.

     Your investment in the Portfolio could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Portfolio. More tax information is provided in the Statement of Additional Information. This short summary is not intended as a substitute for careful tax planning.
________________________________________________________________________________

Year 2000 Issues

     Like  every  other  business   dependent  upon   computerized   information
processing, Northern Trust Corporation ("Northern Trust") must deal with "Year 2000" issues.

     Many computer systems use two digits rather than four to identify the year. Unless adapted, these systems may not be able to correctly distinguish the Year 2000 from the Year 1900. As the Year 2000 approaches, many systems may be unable to accurately process certain date-based information, which could cause a variety of operational problems for businesses. This could have a negative effect on the companies in which the Portfolio invests, thus decreasing the Portfolio's investment returns.

     Northern Trust has implemented steps to prepare its critical computer systems and processes for Year 2000 processing. It has established a dedicated Year 2000 Project Team whose members have significant systems development and maintenance experience. Northern Trust's Year 2000 project includes a comprehensive testing plan of its critical systems. Northern Trust has advised the Trust that it has substantially completed work on its critical systems and that testing with outside parties will be conducted during 1999.

     Northern Trust also has a program to monitor and assess the efforts of other parties, such as other service providers to the Portfolio. However, it cannot control the success of those other parties' efforts. Contingency plans are being established to provide Northern Trust with alternatives in case these entities experience significant Year 2000 difficulties that impact Northern Trust.

     Furthermore, even if the actions taken by Northern Trust are successful, the normal operations of the Portfolio may, in any event, be disrupted significantly by the failure of communications and public utility companies, governmental entities, financial processors or others to perform their services as a result of Year 2000 problems.

                                    APPENDIX

                   ADDITIONAL INFORMATION ON PORTFOLIO RISKS,
                            SECURITIES AND TECHNIQUES

     This Appendix takes a closer look at some of the risks that are presented by the types of securities in which the Portfolio may invest. It also explores the various investment techniques that the investment management team may, but is not required to, use. The Portfolio may invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information. You should note that the Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes. Any such change may result in the Portfolio having an investment objective different from the objective which the shareholder considered appropriate at the time of investment in the Portfolio.

SPECIAL RISKS AND OTHER CONSIDERATIONS

     DERIVATIVE RISK. The Portfolio may purchase certain "derivative" instruments. A derivative is a financial instrument whose value is derived from---or based upon---the performance of underlying assets, interest or currency exchange rates or indices. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options, equity swaps, structured securities, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments, including inverse floaters).

          INVESTMENT STRATEGY. The Portfolio will invest in derivatives only if the potential risks and rewards are consistent with the Portfolio's objective, strategies and overall risk profile. The Portfolio may use derivatives for hedging purposes to offset a potential loss in one position by establishing an interest in an opposite position. The Portfolio may also use derivatives for speculative purposes to invest for potential income or capital gain.

          SPECIAL RISKS. Engaging in derivative transactions involves special risks, including (a) market risk that the Portfolio's derivatives position will lose value; (b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative instrument will decline more than the value of the assets on which it is based; (d) illiquidity risk that the Portfolio will be unable to sell its position because of lack of market depth or disruption; (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been recently developed and have not been tested over complete market cycles. For these reasons, the Portfolio may suffer a loss whether or not the analysis of the investment management team is accurate.

     FOREIGN INVESTMENT RISK. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

          INVESTMENT STRATEGY. The Portfolio may invest up to 25% of its total assets in foreign securities, including ADRs, EDRs and GDRs.

          SPECIAL RISKS. Foreign securities involve special risks and costs. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt. The performance of investments in securities denominated in a foreign currency will also depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security.

          Investment  in  foreign  securities  may  involve  higher  costs  than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

          Additional risks are involved when investing in countries with emerging economies or securities markets. These countries are located in the Asia/Pacific region, Eastern Europe, Latin and South America and Africa. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, the Portfolio may be required to deliver securities receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Portfolio.

          While the Portfolio's investments may, as permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Portfolio are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that the Portfolio is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Portfolio's net currency positions may expose it to risks independent of its securities positions.

          The introduction of a single currency, the euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries in the European Union ("EU"), such as the United Kingdom and Denmark, into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions, and could adversely affect the value of securities held by the Portfolio.

INVESTMENT GRADE CREDIT RISK: A security is considered investment grade if, at the time of purchase, it is rated:

        BBB or higher by S&P;
        Baa or higher by Moody's;
        BBB or higher by Duff; or
        BBB or higher by Fitch.

     A security  will be considered  investment  grade if it receives one of the
above   ratings,   even  if  it  receives  a  lower  rating  from  other  rating organizations.

          INVESTMENT STRATEGY. Except as stated below, fixed income and convertible securities purchased by the Portfolio will generally be rated investment grade. The Portfolio may also invest in unrated securities if the Investment Adviser believes they are comparable in quality.

          SPECIAL RISKS. Although securities rated BBB by Standard and Poor's Rating Services ("S&P"), Duff & Phelps Credit Rating Co. ("Duff"), Fitch IBCA Inc. ("Fitch"), or Baa by Moody's Investors Service, Inc. ("Moody's") are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by the Portfolio, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The Investment Adviser will consider such an event in determining whether the Portfolio should continue to hold the security.

     NON-INVESTMENT GRADE CREDIT RISK. Non-investment grade fixed income and convertible securities are generally rated BB or below by S&P, Duff or Fitch, or Ba by Moody's.

          INVESTMENT STRATEGY. The Portfolio may invest up to 15% of its total assets in non-investment grade securities when the investment management team determines that such securities are desirable in light of the Portfolio's investment objective and portfolio mix. Such securities may be purchased as long as they are rated B or higher at the time of purchase by at least one major rating agency (or if unrated, they are of comparable quality as determined by the Investment Adviser).

          SPECIAL RISKS. Non-investment grade securities (sometimes referred to as "junk bonds") are subject to greater risk than investment grade securities. The market value of these low-rated securities tends to be more sensitive to individual corporate developments and changes in interest rates and economic conditions than higher-rated securities. In addition, they generally present a higher degree of credit risk. Issuers of low-rated securities are often highly leveraged, so their ability to repay their debt during an economic downturn or periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is also greater because low-rated securities generally are unsecured and are generally less liquid than higher quality securities. If an issuer defaulted, the Portfolio could incur additional expenses seeking recovery of its investment.

     PORTFOLIO TURNOVER RISK. The investment management team will not consider the Portfolio turnover rate a limiting factor in making investment decisions for the Portfolio. A high portfolio turnover rate (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders. It may also result in higher short-term capital gains that are taxable to shareholders. The Trust expects that the annual turnover rate of the Portfolio will generally not exceed 400%.

     SMALL COMPANY STOCK RISKS. Investments in small capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. Because of the lack of sufficient market liquidity, the Portfolio may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial dip in price. Small capitalization companies include "unseasoned" issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

     TEMPORARY INVESTMENT RISK. Short-term obligations refer to U.S. government securities, high-quality money market instruments (including commercial paper and obligations of foreign and domestic banks such as certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits) and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to the Portfolio.

          INVESTMENT STRATEGY. The Portfolio may invest all or any portion of its assets in short-term obligations pending investment, to meet anticipated redemption requests or as a temporary defensive measure in response to adverse market or economic conditions.

          SPECIAL RISKS. The Portfolio may not achieve its investment objective when its assets are invested in short-term obligations.

ADDITIONAL DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES.

     ASSET-BACKED SECURITIES. Asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgages or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

          INVESTMENT STRATEGY. The Portfolio may purchase various types of asset-backed securities. The Portfolio will invest in asset-backed securities rated investment grade (rated "BBB" or better by S&P, Duff, Fitch or Moody's) at the time of purchase. The Portfolio may also invest in unrated mortgage-backed securities which the Investment Adviser believes are of comparable quality.

          SPECIAL RISKS. In addition to credit and market risk, asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support or the counterparty. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

     BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Portfolio can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by the Portfolio subject to the Portfolio's agreement to repurchase them at a mutually agreed upon date and price (including interest).

          INVESTMENT STRATEGY. The Portfolio may borrow in amounts not exceeding one-third of its total assets (including the amount borrowed). These transactions may be entered into as a temporary measure for emergency purposes or to meet redemption requests. The Portfolio may utilize reverse repurchase agreements when the investment management team expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense. The Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, whenever borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not make any investments.

          SPECIAL RISKS. Borrowings and reverse repurchase agreements involve leveraging. If the securities held by the Portfolio decline in value while these transactions are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Portfolio (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Portfolio will decline below the price the Portfolio is obligated to pay to repurchase the securities, and that the securities may not be returned to the Portfolio.

     CONVERTIBLE SECURITIES. A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. They offer the Portfolio a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

          INVESTMENT STRATEGY. The Portfolio may acquire convertible securities. These securities are subject to the same rating requirements as fixed income securities held by the Portfolio.

     EQUITY SWAPS. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return.

          INVESTMENT STRATEGY. The Portfolio may invest in equity swaps. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps may also be used for other purposes, such as hedging or seeking to increase total return.

          SPECIAL RISKS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the investment management team does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Portfolio may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Portfolio may suffer a loss if the counterparty defaults.

     FORWARD CURRENCY EXCHANGE CONTRACTS. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

          INVESTMENT STRATEGY. The Portfolio may enter into forward currency exchange contracts for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the investment management team, and the Portfolio is not required to hedge its foreign currency positions.

          SPECIAL RISKS. Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Portfolio's foreign holdings increases because of currency fluctuations. When used for speculative purposes, forward currency exchange contracts may result in additional losses that would not otherwise be incurred.

     FUTURES CONTRACTS AND RELATED OPTIONS. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. For example, a futures contract may obligate the Portfolio, at maturity, to take or make delivery of certain domestic or foreign securities, the cash value of a securities index or a stated quantity of a foreign currency. When the Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When the Portfolio sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

          INVESTMENT STRATEGY. To the extent consistent with its investment objective, the Portfolio may invest in futures contracts and options on futures contacts on domestic or foreign exchanges or boards of trade. They may be used for hedging purposes, to increase total return or to maintain liquidity to meet potential shareholder redemptions, invest cash balances or dividends or minimize trading costs.

          The value of the Portfolio's futures contacts may equal up to 100% of its total assets. However, the Portfolio will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of its total assets.

          SPECIAL RISKS. Futures contracts and options present the following risks: imperfect correlation between the change in market value of the Portfolio's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which are potentially unlimited; and the possible inability of the investment management team to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Foreign exchanges or boards of trade generally do not offer the same protections as U.S. exchanges.

     ILLIQUID OR RESTRICTED SECURITIES. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable amount master demand notes that cannot be called within seven days, certain insurance funding agreements (see below), certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

          INVESTMENT STRATEGY. The Portfolio may invest up to 15% of its net assets in securities that are illiquid. If otherwise consistent with its investment objective and policies, the Portfolio may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be considered illiquid so long as the Investment Adviser determines, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists.

          SPECIAL RISKS. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Portfolio. The practice of investing in Rule 144A Securities could increase the level of the Portfolio's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

     INSURANCE FUNDING AGREEMENTS. An insurance funding agreement ("IFA") is an agreement that requires the Portfolio to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then credits interest to the Portfolio for a set time period.

          INVESTMENT STRATEGY. The Portfolio may invest in IFAs issued by insurance companies that meet quality and credit standards established by the Investment Adviser.

          SPECIAL RISKS. IFAs are not insured by a government agency--they are backed only by the insurance company that issues them. As a result, they are subject to default risk. In addition, an active secondary market in IFAs does not currently exist. This means that it may be difficult to sell an IFA at an appropriate price.

     INVESTMENT COMPANIES. To the extent consistent with its investment objective and policies, the Portfolio may invest in securities issued by other investment companies, including money market funds and index funds, "country funds" (i.e., funds that invest primarily in issuers located in a specific foreign country or region), S&P's Depository Receipts ("SPDRs") and similar securities of other issuers.

          INVESTMENT STRATEGY. Investments by the Portfolio in other investment companies will be subject to the limitations of the 1940 Act.

          SPECIAL RISKS. As a shareholder of another investment company, the Portfolio would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Portfolio.

     OPTIONS. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

          INVESTMENT STRATEGY. To the extent consistent with its investment objective, the Portfolio may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes or to earn additional income. Options may relate to particular securities, foreign or domestic securities indices, financial instruments and foreign currencies. The Portfolio will not purchase put and call options in an amount that exceeds 5% of its net assets at the time of purchase. The total value of the Portfolio's assets subject to options written by the Portfolio will not be greater than 25% of its net assets at the time the option is written. The Portfolio may "cover" a call option by owning the security underlying the option or through other means. Put options written by the Portfolio are "secured" if the Portfolio maintains liquid assets in a segregated account in an amount at least equal to the exercise price of the option up until the expiration date.

          SPECIAL RISKS. Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the investment management team is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the investment management team to predict future price fluctuations and the degree of correlation between the options and securities markets.

          The Portfolio will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by the Investment Adviser. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options.

     REAL ESTATE INVESTMENT TRUSTS (REITS). REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans.

          INVESTMENT STRATEGY. The Portfolio may invest in REITs.

          SPECIAL RISKS. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of a REIT's manager. REITs are also subject to risks generally associated with investments in real estate. The Portfolio will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

     REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase of securities by the Portfolio subject to the seller's agreement to repurchase them at a mutually agreed upon date and price.

          INVESTMENT STRATEGY. The Portfolio may enter into repurchase agreements with financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Investment Adviser. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement will never occur more than one year after the Portfolio acquires the securities.

          SPECIAL RISKS. In the event of a default, the Portfolio will suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price and the Portfolio's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy, the Portfolio could suffer additional losses if a court determines that the Portfolio's interest in the collateral is not enforceable.

     SECURITIES LENDING. In order to generate additional income, the Portfolio may lend securities on a short-term basis to banks, brokers-dealers or other qualified institutions. In exchange, the Portfolio will receive collateral equal to at least 100% of the value of the securities loaned.

          INVESTMENT STRATEGY. Securities lending may represent no more than one-third the value of the Portfolio's total assets (including the loan collateral). Any cash collateral received by the Portfolio in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

          SPECIAL RISKS. The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, the Portfolio could experience delays in recovering its securities and may incur a capital loss. In addition, the Portfolio may incur a loss in reinvesting the cash collateral it receives.

     STRUCTURED SECURITIES. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.

          INVESTMENT STRATEGY. The Portfolio may invest in structured securities to the extent consistent with its investment objective.

          SPECIAL RISKS. The terms of some structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, the Portfolio could suffer a total loss of its investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities due to their derivative nature.

     UNITED STATES GOVERNMENT OBLIGATIONS. These include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. These also include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. Securities guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or an agency or instrumentality thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed.

          INVESTMENT STRATEGY. To the extent consistent with its investment objective, the Portfolio may invest in a variety of U.S. Treasury obligations and also may invest in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities.

          SPECIAL RISKS. Not all U.S. government obligations carry the same credit support. Some, such as those of the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the United States Treasury; and others, such as those issued by the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations. Still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

     VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include long-term variable and floating rate bonds (sometimes referred to as "Put Bonds") where the Portfolio obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date.

          INVESTMENT STRATEGY. The Portfolio may invest in rated and unrated variable and floating rate instruments to the extent consistent with its investment objective. Unrated instruments may be purchased by the Portfolio if they are determined by the Investment Adviser to be of comparable quality to rated instruments eligible for purchase by the Portfolio.

          SPECIAL RISKS. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate and credit risk. The market values of inverse floaters are subject to greater volatility than other variable and floating rate instruments due to their higher degree of leverage. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Portfolio is not entitled to exercise its demand rights. As a result, the Portfolio could suffer a loss with respect to these instruments.

     WARRANTS. A warrant represents the right to purchase a security at a predetermined price for a specified period of time.

          INVESTMENT STRATEGY. The Portfolio may invest up to 5% of its net assets at the time of purchase in warrants and similar rights. The Portfolio may also purchase bonds that are issued in tandem with warrants.

          SPECIAL RISKS. Warrants are derivative instruments that present risks similar to options.

     WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

          INVESTMENT STRATEGY. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Although the Portfolio will generally purchase securities in these transactions with the intention of acquiring the securities, the Portfolio may dispose of such securities prior to settlement if the investment management team deems it appropriate to do so.

          SPECIAL RISKS. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may decrease by the time they are actually issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

     ZERO COUPON, PAY-IN-KIND AND CAPITAL APPRECIATION BONDS. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. Interest payments on pay-in-kind securities are payable by the delivery of additional securities. The amount of the discount rate varies depending on factors such as the time remaining until maturity, prevailing interest rates, a security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments.

          INVESTMENT  STRATEGY.   The  Portfolio  may  invest  in  zero  coupon,
          pay-in-kind and capital appreciation bonds to the extent consistent with its investment objective.

          SPECIAL RISKS. The market prices of zero coupon, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Portfolio's investments in zero coupon, pay-in-kind and capital appreciation bonds may require the Portfolio to sell some of its Portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

For More Information

ANNUAL/
SEMIANNUAL
REPORT

     Additional information about the Portfolio's investments will be available in the Portfolio's annual and semiannual reports to shareholders. In the Portfolio's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF
ADDITIONAL
INFORMATION

     Additional information about the Portfolio and its policies is also available in the Portfolio's Statement of Additional Information ("SAI"). The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

     The Portfolio's annual and semiannual reports (when they become available), and the SAI, are available free upon request by calling 1-800-637-1380.

To obtain other information and for shareholder inquiries:

     By telephone -- Call 1-800-637-1380

     By mail -- Northern Institutional Funds P.O. Box 75943 Chicago, IL 60675

     On the Internet -- Text-only versions of the Portfolio's documents are available on the SEC's website at http://www.sec.gov

     You may review and obtain copies of Trust documents by visiting the SEC's Public Reference Room in Washington, D.C. You may also obtain copies of Trust documents by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Northern
Institutional Funds

811-3605

INVESTMENT ADVISER

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60675

TRANSFER AGENT
AND CUSTODIAN

The Northern Trust Company



                            Northern Institutional Funds

                               MUNICIPAL PORTFOLIO
                                     SHARES

                                OCTOBER __, 1999



Northern Institutional Funds


                         MUNICIPAL PORTFOLIO
                         SHARES




Prospectus dated October __, 1999

     An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

     The  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  adequacy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

Contents

RISK/RETURN                                      MUNICIPAL PORTFOLIO
SUMMARY

Information about the                            Principal Investment Risks
objective, principal
strategies and risk                              Portfolio Performance
characteristics of the Portfolio
                                                 Portfolio Fees and Expenses
________________________________________________________________________________

MANAGEMENT                                       Investment Adviser
OF THE
PORTFOLIO                                        Advisory Fees

                                                 Portfolio Management

                                                 Other Portfolio Services
_______________________________________________________________________________

ABOUT YOUR                                       Purchasing and Selling Shares
ACCOUNT
                                                      Investors
How to open, maintain
and close an account                                  Share Classes

                                                      Opening an Account

                                                      Selling Shares

                                         Account Policies and Other Information

                                               Automatic Investment Arrangements

                                               Purchase and Redemption Minimums

                                                     Calculating Share Price

                                                    Timing of Purchase Requests

                                                     Tax Identification Number

                                              In-Kind Purchases and Redemptions

                                             Miscellaneous Purchase Information

                                     Timing of Redemption and Exchange Requests

                                            Miscellaneous Redemption Information

                                                      Exchange Privileges

                                                      Telephone Transactions

                                      Advance Notification of Large Transactions

                                      Making Changes to Your Account Information

                                                      Business Day

                                                      Early Closings

                                                      Authorized Intermediaries

                                                  Information About Institutions

                                                 Distributions and Taxes

                                                      Distributions

                                                      Taxes

                                                      Other Tax Information

                                                 Year 2000 Issues
_______________________________________________________________________________

APPENDIX                             Additional Information on Portfolio Risks,
                                                Securities and Techniques
_______________________________________________________________________________

FOR MORE                                    Statement of Additional Information
INFORMATION



          Northern Institutional Funds (the "Trust") offers five money market portfolios to institutional investors. This Prospectus describes the Municipal Portfolio (the "Portfolio"). Descriptions of the four other money market portfolios are included in separate prospectuses. The Portfolio is authorized to offer three classes of shares: Shares, Service Shares and Premier Shares. Service Shares and Premier Shares are described in a separate prospectus. The Trust's six fixed income, one balanced and seven equity portfolios are also described in separate prospectuses.

          The description on the following pages may help you determine whether the Portfolio fits your investment needs. Keep in mind that the Portfolio can not guarantee it will meet its investment objective and it should not be relied upon as a complete investment program.

          The Portfolio seeks to maintain a stable net asset value of $1.00 per share. Consistent with this policy, the Portfolio:

          o Limits its dollar-weighted average portfolio maturity to 90 days or less;

          o Buys securities with remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements); and

          o Invests only in U.S. dollar-denominated securities that represent minimal credit risks.

          In addition, the Portfolio limits its investments to "Eligible Securities" as defined by the Securities and Exchange Commission ("SEC"). Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories or (b) are issued or guaranteed by, or otherwise allow the Portfolio to demand payment from, an issuer with those ratings. Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if determined to be of comparable quality by The Northern Trust Company under the direction of the Board of Trustees. Securities that are in the highest short-term rating category (and comparable unrated securities) are called "First Tier Securities." Securities in which the Portfolio may invest may not earn as high a level of income as long-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

          In accordance with current SEC Regulations, the Portfolio will not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer. However, the Portfolio may invest up to 25% of its total assets in the securities of a single issuer for up to three Business Days. These limitations do not apply to cash, certain repurchase agreements, U.S. government securities or securities of other investment companies. In addition, certain securities subject to unconditional guarantees and securities that are not "First Tier Securities" as defined by the SEC are subject to different diversification requirements as described in the Statement of Additional Information.

          In addition to the instruments described in the table above and on the pages below, the Portfolio may use various investment techniques in seeking its investment objective. You can learn more about these techniques and related risks by reading the Appendix to this Prospectus and the Statement of Additional Information.

                               RISK/RETURN SUMMARY

MUNICIPAL PORTFOLIO

INVESTMENT OBJECTIVE

          The Portfolio seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular Federal income tax by investing primarily in municipal instruments. This objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

          The Portfolio seeks to achieve its objective by investing primarily in high-quality short-term instruments, the interest on which is exempt from regular Federal income tax ("municipal instruments"). These may include:

          - Fixed and variable rate notes and similar debt instruments;

          - Tax-exempt commercial paper;

          - Municipal bonds, notes, paper or other instruments; and

          - Municipal bonds and notes which are guaranteed as to principal and interest or backed by the U.S. government or its agencies or instrumentalities.

          Under normal circumstances, at least 80% of the Portfolio's annual gross income will be derived from municipal instruments. Under normal market conditions, uninvested cash holdings and investments in taxable instruments will not exceed 20% of the value of the total assets of the Portfolio. During temporary defensive periods, however, all or any portion of the Portfolio's assets may be held uninvested or invested in taxable instruments.

          The Portfolio is not limited in the amount of its assets that may be invested in AMT obligations ("private activity bonds") the interest on which may be treated as an item of tax preference to shareholders under the Federal alternative minimum tax. To the extent the Portfolio invests in AMT obligations, some portion of the Portfolio's dividends may be subject to the alternative minimum tax.

PRINCIPAL INVESTMENT RISKS

          All investments carry some degree of risk which will affect the value of the Portfolio's investments, investment performance, yield and the price of its shares.

          An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The following summarizes the principal risks that may affect the Portfolio.

          MONEY MARKET RISK is the risk that the Portfolio will not be able to maintain a net asset value per share of $1.00 at all times.

          INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

          CREDIT (OR DEFAULT) RISK is the risk that an issuer of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High quality securities are generally believed to have relatively low degrees of credit risk.

          PREPAYMENT (OR CALL) RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Portfolio's income.

          DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

          CREDIT ENHANCEMENT RISK is the risk that changes in credit quality of a [U.S. or foreign] bank[, insurance company] or other financial institution could cause the Portfolio's investments in securities backed by letters of credit or other credit enhancements issued by such bank or institution to decline in value.

          MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

          LIQUIDITY RISK is the risk that the Portfolio will not be able to pay redemption proceeds on the same Business Day that shares are redeemed, because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

          YEAR 2000 RISK is the risk that the  Portfolio's  operations  or value
     will  be  adversely   affected  by  the  "Year  2000  Problem."  (For  more
     information, please see "Year 2000 Issues" on page __.)

          CONCENTRATION RISK is the risk that the Portfolio may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in the municipal instruments of issuers in the same state, in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

          TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the ability of the Portfolio to pay tax-exempt dividends.

          More information about the risks of investing in the Portfolio is provided in the Appendix to this Prospectus. You should carefully consider the risks discussed in this section and the Appendix before investing in the Portfolio.

PORTFOLIO PERFORMANCE

          Since the Portfolio has less than one calendar year of performance, no performance information is provided.

PORTFOLIO FEES AND EXPENSES

          This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Please note that it does not reflect any charges which may be imposed by The Northern Trust Company, its affiliates, correspondent banks and other institutions on their Customers (as defined on page __). (For more information, please see "Account Policies and Other Information" on page __.)


    SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                      Municipal Portfolio

                                                                                      Shares

    Sales Charge (Load) Imposed on Purchases.................                         None
    Deferred Sales Charge (Load).............................                         None
    Sales Charge (Load) Imposed on Reinvested
        Distributions........................................                         None
    Redemption Fees..........................................                         None
    Exchange Fees............................................                         None

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)1
    Management Fees2.........................................                         0.25%
    Distribution (12b-1) Fees................................                         None
    Other Expenses3..........................................                         0.14%
    Total Annual Portfolio Operating Expenses4...............                         0.39%

          1 The Portfolio's annual operating expenses are based on actual fees and estimated expenses for the current fiscal year.

          2 As of the date of this Prospectus, the Northern Trust Company ("Northern") is voluntarily waiving a portion of its management fees for the Portfolio. As a result of the fee waiver, actual management fees to be paid by the Portfolio are 0.10% of the Portfolio's average daily net assets. Fee waivers may be terminated at any time at the option of Northern.

          3 "Other Expenses" include administration fees and all other ordinary operating expenses of the Portfolio not listed above. Northern and First Data Investor Services Group, Inc. ("First Data Investor Services Group") as co-administrators are entitled to a co-administration fee from the Portfolio at an annual rate of 0.10% of the Portfolio's average daily net assets. The co-administrators have agreed to reimburse expenses (including fees payable to Northern and First Data Investor Services Group as co-administrators, but excluding management fees, transfer agency fees, servicing fees and extraordinary expenses) which exceed on an annualized basis 0.10% of the Portfolio's average daily net assets. As a result of the expense reimbursement, estimated "Other Expenses" are currently 0.10% of the Portfolio's average daily net assets.

          4 As a result of the fee waivers and expense reimbursements, estimated actual total annual operating expenses for the Portfolio is set forth below. Fee waivers (and voluntary expense reimbursements, if applicable) may be terminated at any time at the option of Northern. If this occurs, "Other Operating Expenses" may increase without shareholder approval.

                                       Total Annual Portfolio Operating Expenses

         Municipal Portfolio Shares                         0.20%
         .........


EXAMPLE

          The following Example is intended to help you compare the cost of investing in Shares of the Portfolio (without fee waivers and expense reimbursements) with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          1 Year       3 Years

MUNICIPAL PORTFOLIO SHARES                                $40          $125



                           MANAGEMENT OF THE PORTFOLIO

Investment Adviser

          The Northern Trust Company ("Northern" or the "Investment Adviser"), an Illinois state-chartered bank and member of the Federal Reserve System, serves as investment adviser for the Portfolio. The Investment Adviser is located at 50 South LaSalle Street, Chicago, Illinois 60675 and is a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company. As of September 30, 1999, Northern Trust Corporation and its subsidiaries had approximately $____ billion in assets, $____ billion in deposits and employed over _____ persons.

          Northern  and  its  affiliates  administrated  in  various  capacities
     (including as master trustee, investment manager or custodian) approximately $____ trillion of assets as of September 30, 1999, including approximately $___ billion of assets for which Northern and its affiliates had investment management responsibility. Under its Advisory Agreement with the Trust, the Investment Adviser, subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for the Portfolio and for placing purchase and sale orders for portfolio securities.

Advisory Fees

          As compensation for its advisory services and its assumption of related expenses, the Investment Adviser is entitled to an advisory fee from the Portfolio, computed daily and payable monthly, at an annual contractual rate of 0.25% (expressed as a percentage of the Portfolio's average daily net assets).

          The difference, if any, between the contractual advisory fee and the actual advisory fee that is paid by the Portfolio will reflect that the Investment Adviser did not charge the full amount of the advisory fee to which it was entitled. The Investment Adviser may discontinue or modify its voluntary limitation in the future at its discretion.

Portfolio Management

          The Investment Adviser employs a team approach to the investment management of the Portfolio, relying upon investment professionals under the leadership of James M. Snyder, Chief Investment Officer and Executive Vice President of Northern. Mr. Snyder oversees the management of all fixed income, equity and money market assets managed by the Investment Adviser. Mr. Snyder joined Northern Trust in 1980.

Other Portfolio Services

          Northern also serves as transfer agent ("Transfer Agent") and custodian for the Portfolio. As Transfer Agent, Northern performs various administrative servicing functions, and any shareholder inquiries should be directed to it. The fees that Northern receives for its services in those capacities are described in the Statement of Additional Information. Northern and First Data Investor Services Group, Inc. ("First Data Investor Services"), a wholly-owned subsidiary of First Data Corporation, serve as co-administrators for the Portfolio. First Data Distributors, Inc. ("FDDI"), a subsidiary of First Data Investor Services, serves as distributor for the Portfolio. The fees that Northern and First Data Investor Services receive for their services in these capacities are described on page ___ under "Portfolio Fees and Expenses." FDDI does not receive any compensation from the Trust for its distribution services.

PURCHASING AND SELLING SHARES
________________________________________________________________________

Investors

          Institutional investors, which are acting on their own behalf or on behalf of their customers, clients, employees, participants and others ("Customers"), may invest in the Portfolio through their institutional accounts at Northern or an affiliate. They may also establish accounts directly with the Trust. There is no sales charge imposed on investments. Institutional investors ("Institutions") include:

      Northern and its affiliates;

          Defined contribution plans having at least $30 million in assets or annual contributions of at least $5 million; and

      Other institutions and organizations.
________________________________________________________________________

Share Classes

          The Portfolio offers three classes of shares: Shares, Service Shares and Premier Shares. Service Shares and Premier Shares are described in a separate prospectus.

          Shares of each class bear their pro rata portion of all operating expenses paid by the Portfolio, except amounts payable under the Service Plan that has been adopted for the Portfolio's Service Shares and Premier Shares and transfer agency fees. Because of these class-specific expenses, the performance of the Shares of the Portfolio described in this Prospectus is expected to be higher than the performance of both the Service Shares and Premier Shares of the Portfolio and the performance of the Portfolio's Service Shares is expected to be higher than the performance of the Premier Shares.
     ________________________________________________________________________

Opening An Account

          You may purchase Shares of the Portfolio through your institutional account at Northern (or an affiliate) or you may open an account directly with the Trust with a minimum initial investment of $5 million in one or more portfolios of the Trust. This minimum does not apply, however, to Shares purchased through a Northern cash sweep program. There is no minimum for subsequent investments.

          Through an Institutional Account. If you are opening an institutional account at Northern, a Northern representative can assist you with all phases of your investment. To purchase Shares through your account, contact your Northern representative for further information.

          Directly from the Trust. An Institution may open a shareholder account
     and  purchase   Shares  directly  from  the  Trust  as  described  in  this
     Prospectus.
     ________________________________________________________________________

By Mail.

Read this Prospectus carefully.

Complete and sign the new account application.

Include a certified corporate resolution (or other acceptable evidence of authority).

Enclose a check or Federal Reserve draft payable to the Portfolio.

Mail your check, corporate resolution and completed application to:

        Northern Institutional Funds
        c/o The Northern Trust Company
        P.O. Box 75943
        Chicago, Illinois 60675-5943

All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash and third party checks are not acceptable.
________________________________________________________________________

By Telephone.

Read this Prospectus carefully.

Call the Transfer Agent at 1-800-637-1380.

To open a new account please provide:

o      The name of the Portfolio in which you'd like to invest

o      The number of Shares or dollar amount to be invested

o      The method of payment

To add to an existing account, please provide:

o      The Institution's name

o      Your Account Number

By Wire or Automated Clearing House Transfer ("ACH Transfer").

To open a new account:

Call the Transfer Agent at 1-800-637-1380 for instructions.

For more information about the purchase of Shares, call the Transfer Agent at 1-800-637-1380.

To add to an existing account:

Have your bank wire Federal funds or effect an ACH Transfer to:

        The Northern Trust Company
        Chicago, Illinois
        ABA Routing No. 0710-00152
        (Reference 10 Digit Portfolio Account No.)
        (Reference Shareholder's Name)
________________________________________________________________________

Selling Shares

          Through an Institutional Account. Institutions may sell (redeem) Shares through their institutional account by contacting their Northern account representative.

          Directly through the Trust. Institutions that purchase Shares directly from the Trust may redeem their Shares through the Transfer Agent in one of the following ways:

By Mail.

Send a written request to:

        Northern Institutional Funds
        c/o The Northern Trust Company
        P.O. Box 75943
        Chicago, Illinois 60675-5943

The letter of instruction must include:

o      The signature of a duly authorized person

o      Your account number

o      The name of the Portfolio

o      The number of Shares or the dollar amount to be redeemed

By Telephone.

          Call the Transfer Agent at 1-800-637-1380 for instructions.

          During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures outlined above under "Selling Shares By Mail."

By Wire.

o    Call the Transfer Agent at 1-800-637-1380 for instructions.

      You must have given authorization for expedited wire redemption.

o    The minimum amount that may be redeemed by this method is $10,000.

                     ACCOUNT POLICIES AND OTHER INFORMATION

          Automatic Investment Arrangements. Institutions may purchase Shares through their institutional accounts at Northern either by directing automatic investment of cash balances in excess of certain agreed upon amounts or by directing investments from time to time on a non-automatic basis. Northern will place a purchase order generated under an automatic investment direction either on the Business Day that funds are available in the account or on the next Business Day, depending upon the terms of the automatic investment arrangement. Similarly, Northern will place a redemption order generated under an automatic investment direction either on the Business Day Northern calculates the redemption amount needed to bring the account balance up to the agreed upon amount or on the next Business Day, depending upon the terms of the automatic investment arrangement. If a redemption order is placed on the next Business Day, Northern will normally provide funds by provisionally crediting the Institution's account on the day the calculation is made. Institutions should contact Northern for more information about their automatic investment arrangements.

          Purchase and Redemption Minimums. There is a minimum initial investment of $5 million in the Portfolio and one or more other investment portfolios of the Trust. This minimum does not apply, however, to Shares purchased through a Northern cash sweep program. There is no minimum for subsequent investments. A $10,000 minimum applies for redemptions by wire. The Trust reserves the right to waive purchase and redemption minimums and to determine the manner in which a minimum is satisfied.

          Calculating Share Price. The Trust issues Shares and redeems Shares at net asset value ("NAV"). The NAV for each share class of the Portfolio is calculated by dividing the value of net assets attributed to that class by the number of outstanding shares of the class. The NAV for the Portfolio and class is calculated as of 3:00 p.m., Chicago time, each Business Day. The NAV used in determining the price of your Shares is the one calculated after your purchase, exchange or redemption order is received or accepted as described below.

          The Portfolio seeks to maintain an NAV of $1.00 per share by valuing the obligations held by it at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value.

          Timing of Purchase Requests. Requests accepted by the Transfer Agent or other authorized intermediary by 1:00 p.m., Chicago time, on any Business Day will be executed the same day, provided that either:

          o The Transfer Agent receives the purchase price in Federal or other immediately available funds prior to 1:00 p.m., Chicago time, the same Business Day;

          o The order is accepted by an authorized intermediary and payment is to be made by the close of the same Business Day in Federal or other immediately available funds according to procedures authorized by the Trust; or

          o Payment in Federal or other immediately available funds is received by the close of the same Business Day in an institutional account maintained with Northern or an affiliate.

          Orders received by the Transfer Agent or other authorized intermediary on a non-Business Day or after 1:00 p.m., Chicago time, on a Business Day will be executed on the next Business Day, provided that payment is made as noted above. We consider requests to be in "good order" when all required documents are properly completed, signed and received, including a certified corporate resolution or other acceptable evidence of authority. If an Institution pays for Shares by check, Federal funds generally will become available within two Business Days after a purchase order is received.

          If payment is not received as described above from an authorized intermediary on the same Business Day of acceptance of an order by the authorized intermediary, the authorized intermediary may be liable for fees and losses and the transaction may be cancelled.

          In certain circumstances, the Trust may advance the time by which purchase orders must be received. See "Early Closings" on page __.

          Tax Identification Number. Federal regulations require you to provide to the Transfer Agent a taxpayer identification number when you open an account. Purchase orders without such a number or an indication that a number has been applied for will not be accepted. If you have applied for a number, you must provide it to the Transfer Agent within 60 days of the date of the order.

          In-Kind Purchases and Redemptions. The Trust reserves the right to accept payment for Shares in the form of securities that are permissible investments for the Portfolio. The Trust also reserves the right to pay redemptions by a distribution "in-kind" of securities (instead of cash) from the Portfolio. See the Statement of Additional Information for further information about the terms of these purchases and redemptions.

Miscellaneous Purchase Information.

          o Institutions are responsible for transmitting purchase orders to the Transfer Agent and delivering required funds on a timely basis.

          o Institutions are responsible for all losses and expenses of the Portfolio in the event of any failure to make payment according to the procedures outlined in this Prospectus. Northern may redeem shares from any account it maintains to protect the Portfolio and Northern against loss. In addition, a $20 charge will be imposed if a check does not clear.

          o Shares of the Portfolio are entitled to the dividends declared by the Portfolio beginning on the Business Day the purchase order is executed, provided payment in Federal or other immediately available funds is received by the Transfer Agent by the time designated above.

          o The Trust reserves the right to reject any purchase order. The Trust also reserves the right to change or discontinue any of its purchase procedures.

          Timing of Redemption and Exchange Requests. Redemption and exchange requests will be effected at the NAV next determined after your exchange or redemption order is received in good order. Good order means that the request includes the following: the account number and Portfolio name; the amount of the transaction (as specified in dollars or shares); and the signature of a duly authorized person (except for telephone and wire redemptions). See "Account Policies and Other Information -- Making Changes to Your Account Information."

          If either the Transfer Agent or Northern (with respect to your institutional account) receives a redemption order by 1:00 p.m., Chicago time, on a Business Day, redemption proceeds will normally be paid in Federal funds or other immediately available funds wired or sent by check to you or, if you so choose, to your institutional account with Northern, on the same Business Day.

          Redemption orders received after 1:00 p.m., Chicago time, will be effected the next Business Day. Proceeds for redemption orders received on a non-Business Day will normally be sent on the next Business Day after receipt in good order.

          In certain circumstances, the Trust may advance the time by which redemption and exchange orders must be received. See "Early Closings" on page __.

          Miscellaneous Redemption Information. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds may also be wired. A redemption request may not be processed if a shareholder has failed to submit a completed and properly executed new account application, including a corporate resolution or other acceptable evidence of authority.

          o The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to 7 days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Portfolio.

          o If you are redeeming recently purchased Shares, your redemption request may not be honored until your check or electronic transaction has cleared. This may delay your transaction for up to 15 days.

          o Institutions are responsible for transmitting redemption orders to the Transfer Agent and crediting their Customers' accounts with redemption proceeds on a timely basis.

          o Redemption requests by mail must be signed by a person authorized by acceptable documentation on file with the Transfer Agent.

          o Dividends on Shares are earned through and including the day prior to the day on which they are redeemed.

          o The Trust reserves the right to redeem Shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the Trust and its shareholders.

          o The Trust may require any information reasonably necessary to ensure that a redemption request has been duly authorized.

          o The Trust reserves the right to change or discontinue any of its redemption procedures.

          Exchange Privileges. Institutions and their Customers (to the extent permitted by their account agreements) may exchange Shares of the Portfolio for Shares of another portfolio. The registration of both accounts involved must be identical. A $1,000 minimum investment applies. An exchange is a redemption of shares you own and the purchase of shares you are acquiring. It is considered a taxable event and may result in a gain or loss.

          The Trust reserves the right to change or discontinue the exchange privilege at any time upon 60 days' written notice to shareholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made. Before making an exchange you should read the prospectus for the shares you are acquiring.

          Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, the Trust and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone. In this event, consider sending your request in writing.

          The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder's address of record.

The Trust reserves the right to refuse a telephone redemption.

          Advance Notification of Large Transactions. The Trust requests that an Institution give advance notice to the Transfer Agent by 11:00 a.m., Chicago time, if it intends to place a purchase or redemption order of $5 million or more on a Business Day.

          Making Changes to Your Account Information. You may make changes to wiring instructions, address of record, or other account information only in writing. These instructions must be accompanied by a certified corporate resolution, signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program ("STAMP"), or other acceptable evidence of authority. In accordance with SEC regulations, the Trust and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder's current address.

          Business Day. A "Business Day" is each Monday through Friday when Northern or the New York Stock Exchange is open for business. A "Business Day" does not include a holiday observed by Northern and the Exchange. In 1999 these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

          Early Closings. The Portfolio reserves the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders for same Business Day credit when Northern or the Exchange closes early as a result of unusual weather or other conditions. It also reserves this right when The Bond Market Association recommends that securities markets close or close early.

          Authorized Intermediaries. The Trust may authorize certain financial intermediaries (including banks, trust companies, brokers and investment advisers), which provide recordkeeping, reporting and processing services, to accept purchase, redemption and exchange orders from their Customers on behalf of the Trust. They may also designate other intermediaries to accept such orders, if approved by the Trust. Authorized intermediaries are responsible for transmitting orders and delivering funds on a timely basis. The Portfolio will be deemed to have received an order when the order is accepted by the authorized intermediary on a Business Day, and the order will be priced at the Portfolio's per share NAV next determined.

          Information About Institutions. Customers purchasing Shares through an Institution should read their account agreements carefully. An Institution's requirements may differ from those listed in this Prospectus. An Institution may impose account charges, such as asset allocation fees, account maintenance fees, and other charges that will reduce the net return on an investment in the Portfolio. If a Customer has agreed with a particular Institution to maintain a minimum balance with the Institution and the balance falls below this minimum, the Customer may be required to redeem all or a part of his investment in the Portfolio.

          Northern may provide compensation to certain dealers and other financial intermediaries who provide services to their Customers who invest in the Trust or whose Customers purchase significant amounts of Shares of the Portfolio. The amount of such compensation may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees earned by Northern as Investment Adviser (after adjustments). This compensation will be paid by Northern or its affiliates and will not represent an additional expense to the Trust or its shareholders.

          State securities laws regarding the registration of dealers may differ from Federal law. As a result, Institutions investing in the Portfolio on behalf of their Customers may be required to register as dealers.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

          Dividends from net income are declared daily and paid monthly by the Portfolio to its shareholders. Net income includes the interest accrued on the Portfolio's assets less estimated expenses. The Portfolio's net realized short-term capital gains, if any, are distributed at least annually. The Portfolio does not expect to realize net long-term capital gain.

          Dividends are paid as soon as practical following the end of each month, except in the case of a total redemption of Shares in an account that is not subject to a standing order for the purchase of additional
     Shares. In that event, dividends will be paid promptly along with the redemption proceeds.

          All distributions are paid by the Portfolio in cash or are automatically reinvested (without any sales charge) in additional Shares of the Portfolio. You may make arrangements to credit these distributions to your account with Northern, its affiliates or its correspondent banks.

          There are no fees or sales charges on reinvestments.

TAXES

          The Portfolio intends to qualify as a regulated investment company for Federal tax purposes, and to distribute to shareholders substantially all of its net investment income and net capital gain. There are certain tax requirements that the Portfolio must follow in order to avoid Federal taxation. In its efforts to adhere to these requirements, the Portfolio may have to limit its investment activity in some types of instruments.

          The Portfolio expects to pay "exempt-interest dividends" that are generally exempt from regular Federal income tax. However, a portion of the exempt-interest dividends paid by the Portfolio will be an item of tax preference for purposes of determining Federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to Federal income taxes.

          If you receive an exempt-interest dividend with respect to any share and the share is held for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of the dividend amount. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Portfolio generally will not be deductible for federal income tax purposes.

          Except as stated below, you may be subject to state and local taxes on Portfolio distributions. State income taxes may not apply, however, to the portions of the Portfolio's distributions, if any, that are attributable to interest on certain types of Federal securities or interest on securities issued by the particular state or municipalities within the state.

          In all cases, distributions, if any, derived from net long-term capital gains will generally be taxable to you as long-term capital gains, and any dividends derived from short-term capital gains and taxable interest income will be taxable to you as ordinary income.

OTHER TAX INFORMATION

          Dividends and distributions from the Portfolio will generally be reportable by you in the tax year in which they are paid, with one exception. Dividends and distributions declared by the Portfolio in October, November or December and paid in January are taxed as though they were paid by December 31.

          Every year, the Trust will send you information detailing the amount of ordinary income and capital gains distributed to your account for the previous year.

          Your   investment  in  the  Portfolio   could  have   additional   tax
     consequences. You should consult your tax professional for information regarding all the tax consequences applicable to your investment in the Portfolio. More information is provided in the Statement of Additional Information. This short summary is not intended as a substitute for careful tax planning.

          Dividends paid by the Portfolio may be taxable under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes.

Year 2000 Issues

          Like every other business dependent upon computerized information processing, Northern Trust Corporation ("Northern Trust") must deal with "Year 2000" issues.

          Many computer systems use two digits rather than four to identify the year. Unless adapted, these systems may not be able to correctly distinguish the Year 2000 from the Year 1900. As the Year 2000 approaches, many systems may be unable to accurately process certain date-based information, which could cause a variety of operational problems for businesses. This could have a negative effect on the companies in which the Portfolio invests, thus decreasing the Portfolio's investment returns.

          Northern Trust has implemented steps to prepare its critical computer systems and processes for Year 2000 processing. It has established a dedicated Year 2000 Project Team whose members have significant systems development and maintenance experience. Northern Trust's Year 2000 project includes a comprehensive testing plan of its critical systems. Northern Trust has advised the Trust that it has substantially completed work on its critical systems and that testing with outside parties will be conducted during 1999.

          Northern Trust also has a program to monitor and assess the efforts of other parties, such as other service providers to the Portfolio. However, it cannot control the success of those other parties' efforts. Contingency plans are being established to provide Northern Trust with alternatives in case these entities experience significant Year 2000 difficulties that impact Northern Trust.

          Furthermore, even if the actions taken by Northern Trust are successful, the normal operations of the Portfolio may, in any event, be disrupted significantly by the failure of communications and public utility companies, governmental entities, financial processors or others to perform their services as a result of Year 2000 problems.


                                    APPENDIX

      ADDITIONAL INFORMATION ON PORTFOLIO RISKS, SECURITIES AND TECHNIQUES

          This Appendix takes a closer look at some of the types of securities in which the Portfolio may invest and their related risks. It also explores the various investment techniques that the investment management team may, but is not required to, use. The Portfolio may invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information.

          ASSET-BACKED SECURITIES. Asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. Asset-backed securities represent participations in, or are secured by and payable from, pools of various types of real and personal property and other financial assets. Such asset pools are securitized through the use of privately formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pooled insurance policy issued by a financial institution, or other credit enhancements.

          INVESTMENT STRATEGY. The Portfolio may purchase various types of asset-backed securities that are "Eligible Securities" as defined by the SEC.

          SPECIAL RISKS. In addition to credit and market risk, asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of the same security interest in the underlying collateral.

          BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money from banks and may enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of money market securities held by the Portfolio subject to its agreement to repurchase them at a mutually agreed upon date and price (including interest).

          INVESTMENT STRATEGY. The Portfolio may borrow and enter into reverse repurchase agreements in amounts not exceeding one-third of its total assets (including the amount borrowed). These transactions may be entered into as a temporary measure for emergency purposes or to meet redemption requests. Reverse repurchase agreements may also be entered into when the investment management team expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense.

          SPECIAL RISKS. Borrowings and reverse repurchase agreements involve leveraging. If the securities held by the Portfolio decline in value while these transactions are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Portfolio (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Portfolio will decline below the price the Portfolio is obligated to pay to repurchase the securities, and that the securities may not be returned to the Portfolio.

          DERIVATIVES. The Portfolio may purchase certain "derivative" instruments. A derivative is a financial instrument whose value is derived from -- or based upon -- the performance of underlying assets, interest rates, or indices. Derivatives include structured debt obligations such as asset-backed securities, "stripped" securities and various floating rate instruments.

          INVESTMENT STRATEGY. The Portfolio will invest in derivatives only if the potential risks and rewards are consistent with the Portfolio's objective, strategies and overall risk profile.

          SPECIAL RISKS. Engaging in derivative transactions involves special risks, including (a) market risk that the Portfolio's derivatives position will lose value; (b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative instrument will decline more than the value of the assets on which it is based; (d) illiquidity risk that the Portfolio will be unable to sell its position because of lack of market depth or disruption; (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been recently developed and have not been tested over complete market cycles. For these reasons, the Portfolio may suffer a loss whether or not the analysis of the investment management team is accurate.

          DOWNGRADED SECURITIES. After its purchase, the portfolio security may be assigned a lower rating or cease to be rated. If this occurs, the Portfolio may continue to hold the issue if the Investment Adviser believes it is in the best interest of the Portfolio and its shareholders.

          ILLIQUID OR RESTRICTED SECURITIES. Illiquid securities include certain variable amount master demand notes that cannot be called within seven days and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

          INVESTMENT STRATEGY. The Portfolio may invest up to 10% of its net assets in securities that are illiquid. A domestically traded security which is not registered under the 1933 Act will not be considered illiquid if the Investment Adviser determines that an adequate trading market exists for that security. If otherwise consistent with their investment objectives and policies, the Portfolio may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Investment Adviser determines, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists.

          SPECIAL RISKS. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Portfolio. The practice of investing in Rule 144A Securities could increase the level of the Portfolio's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

          INVESTMENT COMPANIES. In connection with the management of its daily cash positions, the Portfolio may invest in shares of other money market funds which invest in short-term, high quality debt securities and securities issued by other investment companies consistent with its investment objectives and policies.

          INVESTMENT STRATEGY. Investments by the Portfolio in other money market funds will be subject to the limitations of the Investment Company Act of 1940. Although the Portfolio does not expect to do so in the foreseeable future, the Portfolio is authorized to invest substantially all of its assets in an open-end investment company that has the same investment objective, policies and fundamental restrictions as the Portfolio.

          SPECIAL RISKS. As a shareholder of another investment company, the Portfolio would be subject to the same risks as any other investor in that company. It would also bear a proportionate share of any fees or expenses paid by that company. These expenses would be in addition to the advisory fees and other expenses the Portfolio bears directly in connection with its own operations.

          MUNICIPAL AND RELATED INSTRUMENTS. Municipal instruments include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities.

          Municipal instruments include both "general" and "revenue" bonds and may be issued to obtain funds for various public purposes. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities. In some cases, revenue bonds are also payable from the proceeds of a special excise or other specific revenue source such as lease payments from the user of a facility being financed. Some municipal instruments, known as private activity bonds, are issued to finance projects for private companies. Private activity bonds are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.

          Municipal instruments also include "moral obligation" bonds, municipal leases, certificates of participation and custodial receipts. Moral obligation bonds are supported by a moral commitment but not a legal obligation of a state or municipality. Municipal leases and participation certificates present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments on an annual basis. Custodial receipts represent interests in municipal instruments held by a trustee.

          The Portfolio may acquire "stand-by commitments" relating to the municipal instruments it holds. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified municipal instruments at a specified price. A stand-by commitment may increase the cost, and thereby reduce the yield, of the municipal instruments to which the commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights for trading purposes.

          INVESTMENT STRATEGY. In connection with its investments in municipal instruments, the Portfolio may invest more than 25% of its total assets in
     (a) municipal instruments the interest upon which is paid solely from revenues of similar projects, and (b) industrial development obligations. The Portfolio may also invest more than 25% of the value of its total assets in municipal instruments whose issuers are in the same state. However, the Portfolio does not intend to invest more than 25% of the value of its total assets in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues to be paid are in the same industry.

          SPECIAL RISKS. Municipal instruments purchased by the Portfolio may be backed by letters of credit, insurance or other forms of credit enhancement issued by foreign (as well as domestic) banks, insurance companies and other financial institutions. If the credit quality of these banks, insurance companies and financial institutions declines, the Portfolio could suffer a loss to the extent that the Portfolio is relying upon this credit support. Foreign financial institutions can present special risks relating to higher transaction and custody costs, the imposition of additional taxes by foreign governments, less complete financial information, less market liquidity, more market volatility and political instability. Foreign banks, insurance companies and financial institutions may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements than U.S banks.

          In addition, when a substantial portion of the Portfolio's assets is invested in instruments which are used to finance facilities involving a particular industry, whose issuers are in the same state or which are otherwise related, there is a possibility that an economic, business or political development affecting one instrument would likewise affect the related instrument.

          SECURITIES LENDING. In order to generate additional income, the Portfolio may lend securities on a short-term basis to banks, brokers and dealers or other qualified institutions. In exchange, the Portfolio will receive collateral equal to at least 100% of the value of the securities loaned.

          INVESTMENT STRATEGY. Securities lending may represent no more than one-third the value of the Portfolio's total assets (including the loan collateral). Any cash collateral received by the Portfolio in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

          SPECIAL RISKS. The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, the Portfolio could experience delays in recovering its securities and may possibly incur a capital loss. In addition, the Portfolio may incur a loss in reinvesting the cash collateral it receives.

          STRIPPED OBLIGATIONS. These securities are issued by governmental entities, banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation.

          INVESTMENT STRATEGY. To the extent consistent with its investment objective, the Portfolio may purchase stripped securities.

          SPECIAL RISKS. Stripped securities are very sensitive to interest rate changes and to the rate of principal prepayments. A rapid or unexpected increase in prepayments could depress the price of certain stripped securities and adversely affect the Portfolio's total return.

          TAXABLE INVESTMENTS. Taxable investments include U.S. dollar-denominated obligations of U.S. banks, foreign commercial banks and securities issued or guaranteed by foreign governments; high quality commercial paper and other obligations; high quality corporate bonds and notes; asset-backed securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and related custodial receipts; and repurchase agreements relating to the above instruments.

          INVESTMENT STRADEGY. The Portfolio may invest from time to time, on a temporary basis or for temporary defensive purposes, in short-term taxable instruments that are "Eligible Securities" as defined by the SEC for money market funds.

          SPECIAL RISKS. Dividends paid by the Portfolio that are derived from interest paid on taxable investments will generally be taxable to the Portfolio's shareholders as ordinary income for Federal income tax purposes. The Portfolio may not achieve its investment objective when its assets are invested in taxable obligations.

          VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include long-term variable and floating rate bonds (sometimes referred to as "Put Bonds") where the Portfolio obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date.

          INVESTMENT STRATEGY. The Portfolio may invest in rated and unrated variable and floating rate instruments to the extent consistent with its investment objective. Unrated instruments may be purchased by the Portfolio if they are determined by the Investment Adviser to be of comparable quality to rated instruments eligible for purchase by the Portfolio.

          SPECIAL RISKS. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Portfolio is not entitled to exercise its demand rights.

          WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

          INVESTMENT STRATEGY. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Although the Portfolio would generally purchase securities in these transactions with the intention of acquiring the securities, the Portfolio may dispose of such securities prior to settlement if the investment management team deems it appropriate to do so.

          SPECIAL RISKS. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the securities may decrease in value by the time they are actually issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase before the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.


For More Information

ANNUAL/
SEMIANNUAL
REPORT

          Additional information about the Portfolio's investments will be available in the Portfolio's annual and semiannual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION

          Additional information about the Portfolio and its policies is also available in the Portfolio's Statement of Additional Information ("SAI"). The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Portfolio's annual and semiannual reports (when they become available) and the SAI are available free upon request by calling 1-800-637-1380.

To obtain other information and for shareholder inquiries:

By telephone -- Call 1-800-637-1380

By mail -- Northern Institutional Funds
              P.O. Box 75943
              Chicago, IL 60675

On the Internet -- Text-only versions of the Portfolio's documents are available on the SEC's website at http://www.sec.gov.

          You may review and obtain copies of Trust documents by visiting the SEC's Public Reference Room in Washington, D.C. You may also obtain copies of Trust documents by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Northern
Institutional Funds
SHARES PROSPECTUS

811-3605


INVESTMENT ADVISER

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60675

TRANSFER AGENT
AND CUSTODIAN

The Northern Trust Company



                            Northern Institutional Funds

                               MUNICIPAL PORTFOLIO

                                 SERVICE SHARES
                                 PREMIER SHARES


                                OCTOBER __, 1999



Northern Institutional Funds


                                                MUNICIPAL PORTFOLIO

                                                  SERVICE SHARES
                                                  PREMIER SHARES





Prospectus dated October __, 1999

          An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

          The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Contents

RISK/RETURN                                      MUNICIPAL PORTFOLIO
SUMMARY

Information about the                            Principal Investment Risks
objective, principal
strategies and risk                              Portfolio Performance
characteristics of the Portfolio
                                                 Portfolio Fees and Expenses
_______________________________________________________________________________

MANAGEMENT                                       Investment Adviser
OF THE
PORTFOLIO                                        Advisory Fees

                                                 Portfolio Management

                                                 Other Portfolio Services
________________________________________________________________________________

ABOUT YOUR              Purchasing and Selling Service Shares and Premier Shares
ACCOUNT
                                                      Investors
How to open, maintain
and close an account                                  Share Classes

                                                      Opening an Account

                                                      Selling Service Shares and
                                                      Premier Shares

                                                 Account Policies and Other
                                                  Information

                                               Automatic Investment Arrangements

                                                Purchase and Redemption Minimums

                                                      Calculating Share Price

                                                    Timing of Purchase Requests

                                                      Tax Identification Number

                                               In-Kind Purchases and Redemptions

                                              Miscellaneous Purchase Information

                                      Timing of Redemption and Exchange Requests

                                            Miscellaneous Redemption Information

                                                     Exchange Privileges

                                                      Telephone Transactions

                                      Advance Notification of Large Transactions

                                      Making Changes to Your Account Information

                                                      Business Day

                                                      Early Closings

                                                      Authorized Intermediaries

                                                      Servicing Agents

                                                 Distributions and Taxes

                                                      Distributions

                                                      Taxes

                                                      Other Tax Information

                                                 Year 2000 Issues
________________________________________________________________________________

APPENDIX                              Additional Information on Portfolio Risks,
                                                  Securities and Techniques
_______________________________________________________________________________

FOR MORE                                     Statement of Additional Information
INFORMATION



          Northern Institutional Funds (the "Trust") offers five money market portfolios to institutional investors. This Prospectus describes the Municipal Portfolio (the "Portfolio"). Descriptions of the four other money market portfolios are described in separate prospectuses. The Portfolio is authorized to offer three classes of shares: Shares, Service Shares and Premier Shares. Shares are included in a separate prospectus. The Trust's six fixed income, one balanced and seven equity portfolios are also described in separate prospectuses.

          The description on the following pages may help you determine whether the Portfolio fits your investment needs. Keep in mind that the Portfolio can not guarantee it will meet its investment objective and it should not be relied upon as a complete investment program.

          The Portfolio seeks to maintain a stable net asset value of $1.00 per share. Consistent with this policy, the Portfolio:

          o Limits its dollar-weighted average portfolio maturity to 90 days or less;

          o Buys securities with remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements); and o Invests only in U.S. dollar-denominated securities that represent minimal credit risks.

          In addition, the Portfolio limits its investments to "Eligible Securities" as defined by the Securities and Exchange Commission ("SEC"). Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories or (b) are issued or guaranteed by, or otherwise allow the Portfolio to demand payment from, an issuer with those ratings. Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if determined to be of comparable quality by The Northern Trust Company under the direction of the Board of Trustees. Securities that are in the highest short-term rating category (and comparable unrated securities) are called "First Tier Securities." Securities in which the Portfolio may invest may not earn as high a level of income as long-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

          In accordance with current SEC Regulations, the Portfolio will not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer. However, the Portfolio may invest up to 25% of its total assets in the securities of a single issuer for up to three Business Days. These limitations do not apply to cash, certain repurchase agreements, U.S. government securities or securities of other investment companies. In addition, certain securities subject to unconditional guarantees and securities that are not "First Tier Securities" as defined by the SEC are subject to different diversification requirements as described in the Statement of Additional Information.

          In addition to the instruments described in the table above and on the pages below, the Portfolio may use various investment techniques in seeking its investment objective. You can learn more about these techniques and related risks by reading the Appendix to this Prospectus and the Statement of Additional Information.

                               RISK/RETURN SUMMARY

MUNICIPAL PORTFOLIO

INVESTMENT OBJECTIVE

          The Portfolio seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular Federal income tax by investing primarily in municipal instruments. This objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

          The Portfolio seeks to achieve its objective by investing primarily in high-quality short-term instruments, the interest on which is exempt from regular Federal income tax ("municipal instruments"). These may include:

          - Fixed and variable rate notes and similar debt instruments;

          - Tax-exempt commercial paper;

          - Municipal bonds, notes, paper or other instruments; and

          - Municipal bonds and notes which are guaranteed as to principal and interest or backed by the U.S. government or its agencies or instrumentalities.

          Under normal circumstances, at least 80% of the Portfolio's annual gross income will be derived from municipal instruments. Under normal market conditions, uninvested cash holdings and investments in taxable instruments will not exceed 20% of the value of the total assets of the Portfolio. During temporary defensive periods, however, all or any portion of the Portfolio's assets may be held uninvested or invested in taxable instruments.

          The Portfolio is not limited in the amount of its assets that may be invested in AMT obligations ("private activity bonds") the interest on which may be treated as an item of tax preference to shareholders under the Federal alternative minimum tax. To the extent the Portfolio invests in AMT obligations, some portion of the Portfolio's dividends may be subject to the alternative minimum tax.

PRINCIPAL INVESTMENT RISKS

          All investments carry some degree of risk which will affect the value of the Portfolio's investments, investment performance, yield and the price of its shares.

          An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The following summarizes the principal risks that may affect the Portfolio.

          MONEY MARKET RISK is the risk that the Portfolio will not be able to maintain a net asset value per share of $1.00 at all times.

          INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield (and the market value of its securities) will tend to be higher.

          CREDIT (OR DEFAULT) RISK is the risk that an issuer of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High quality securities are generally believed to have relatively low degrees of credit risk.

          PREPAYMENT (OR CALL) RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Portfolio's income.

          DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

          CREDIT ENHANCEMENT RISK is the risk that changes in credit quality of a [U.S. or foreign] bank[, insurance company] or other financial institution could cause the Portfolio's investments in securities backed by letters of credit or other credit enhancements issued by such bank or institution to decline in value.

          MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

          LIQUIDITY RISK is the risk that the Portfolio will not be able to pay redemption proceeds on the same Business Day that shares are redeemed, because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

          YEAR 2000 RISK is the risk that the  Portfolio's  operations  or value
     will  be  adversely   affected  by  the  "Year  2000  Problem."  (For  more
     information, please see "Year 2000 Issues" on page __.)

          CONCENTRATION RISK is the risk that the Portfolio may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in the municipal instruments of issuers in the same state, in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

          TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the ability of the Portfolio to pay tax-exempt dividends.

          More information about the risks of investing in the Portfolio is provided in the Appendix to this Prospectus. You should carefully consider the risks discussed in this section and the Appendix before investing in the Portfolio.

PORTFOLIO PERFORMANCE

          Since the Portfolio has less than one calendar year of performance, no performance information is provided.

PORTFOLIO FEES AND EXPENSES

          This table describes the fees and expenses that you may pay if you buy and hold Service Shares and Premier Shares of the Portfolio. Please note that it does not reflect any charges which may be imposed by The Northern Trust Company, its affiliates, correspondent banks and other institutions on their Customers (as defined on page __). (For more information, please see "Account Policies and Other Information" on page __.)


                                                            Municipal Portfolio

                                                              Service Shares             Premier Shares
SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases.................   None                      None
    Deferred Sales Charge (Load).............................   None                      None
    Sales Charge (Load) Imposed on Reinvested
    Distributions............................................   None                      None
    Redemption Fees..........................................   None                      None
    Exchange Fees............................................   None                      None

                                                                Service Shares            Premier Shares
ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)1
    Management Fees2.........................................   0.25%                     0.25%
    Distribution (12b-1) Fees................................   None                      None
    Servicing Agent Fees.....................................   0.25%                     0.50%
    Transfer Agency Fees.....................................   0.01%                     0.02%
    Other Expenses3..........................................   0.22%                     0.22%
    Total Annual Portfolio Operating Expenses4...............   0.73%                     0.99%

          1 The Portfolio's annual operating expenses are based on actual fees and estimated expenses for the current fiscal year.

          2 As of the date of this Prospectus, the Northern Trust Company ("Northern") is voluntarily waiving a portion of its management fees for the Portfolio. As a result of the fee waiver, actual management fees to be paid by the Portfolio are 0.10% of the Portfolio's average daily net assets. Fee waivers may be terminated at any time at the option of Northern.

          3 "Other Expenses" include (1) administration fees and all other ordinary operating expenses of the Portfolio not listed above and (2) the payment of a fee to Northern or other institutions under a Service Plan equal to 0.08% of the average daily net asset value of the Service Shares and Premier shares for systems support and related services. Northern and First Data Investor Services Group, Inc. ("First Data Investor Services Group") as co-administrators are entitled to a co-administration fee from the Portfolio at an annual rate of 0.10% of the Portfolio's average daily net assets. The co-administrators have agreed to reimburse expenses (including fees payable to Northern and First Data Investor Services Group as co-administrators, but excluding management fees, transfer agency fees, fees paid under the Service Plan for Service Shares and Premier Shares and extraordinary expenses) which exceed on an annualized basis 0.10% of the Portfolio's average daily net assets. As a result of the expense reimbursement, estimated "Other Expenses" are currently 0.18% of the Portfolio's average daily net assets.

          4 As a result of the fee waivers and expense reimbursements, estimated actual total annual operating expenses for the Portfolio is set forth below. Fee waivers (and voluntary expense reimbursements, if applicable) may be terminated at any time at the option of Northern. If this occurs, "Other Operating Expenses" may increase without shareholder approval.

                                      Total Annual Portfolio Operating Expenses
         Municipal Portfolio
                  Service Shares                              0.54%
                  Premier Shares                              0.80%

EXAMPLE

     The following Example is intended to help you compare the cost of investing in the Portfolio (without fee waivers and expense reimbursements) with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                        1 Year        3 Years
MUNICIPAL PORTFOLIO

         SERVICE SHARES                  $75           $233

         PREMIER SHARES                  $101          $315



                           MANAGEMENT OF THE PORTFOLIO

Investment Adviser

     The Northern Trust Company ("Northern" or the "Investment Adviser"), an Illinois state-chartered bank and member of the Federal Reserve System, serves as investment adviser for the Portfolio. The Investment Adviser is located at 50 South LaSalle Street, Chicago, Illinois 60675 and is a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company. As of September 30, 1999, Northern Trust Corporation and its subsidiaries had approximately $____ billion in assets, $____ billion in deposits and employed over _____ persons.

     Northern and its affiliates administrated in various capacities (including as master trustee, investment manager or custodian) approximately $____ trillion of assets as of September 30, 1999, including approximately $___ billion of assets for which Northern and its affiliates had investment management responsibility. Under its Advisory Agreement with the Trust, the Investment Adviser, subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for the Portfolio and for placing purchase and sale orders for portfolio securities.

Advisory Fees

     As compensation for its advisory services and its assumption of related expenses, the Investment Adviser is entitled to an advisory fee from the Portfolio, computed daily and payable monthly, at an annual contractual rate of 0.25% (expressed as a percentage of the Portfolio's average daily net assets).

     The difference, if any, between the contractual advisory fee and the actual advisory fee that is paid by the Portfolio will reflect that the Investment Adviser did not charge the full amount of the advisory fee to which it was entitled. The Investment Adviser may discontinue or modify its voluntary limitation in the future at its discretion.

Portfolio Management

     The Investment Adviser employs a team approach to the investment management of the Portfolio, relying upon investment professionals under the leadership of James M. Snyder, Chief Investment Officer and Executive Vice President of Northern. Mr. Snyder oversees the management of all fixed income, equity and money market assets managed by the Investment Adviser. Mr. Snyder joined Northern Trust in 1980.

Other Portfolio Services

     Northern also serves as transfer agent ("Transfer Agent") and custodian for the Portfolio. As Transfer Agent, Northern performs various administrative servicing functions, and any shareholder inquiries should be directed to it. The fees that Northern receives for its services in those capacities are described in the Statement of Additional Information. In addition, Northern and its affiliates, banks, trust companies and other institutions and organizations may enter into agreements for the provision of administrative support services for the Service Share and Premier Share investors. Northern and other institutions may provide consulting, technology and systems support services and receive fees relating to cash management or sweep account services under a Service Plan described under "Account Policies and Other Information - Servicing Agents" on page ___.

     Northern and First Data Investor Services Group, Inc. ("First Data Investor Services"), a wholly-owned subsidiary of First Data Corporation, serve as co-administrators for the Portfolio. First Data Distributors, Inc. ("FDDI"), a subsidiary of First Data Investor Services, serves as distributor for the Portfolio. The fees that Northern and First Data Investor Services receive for their services in these capacities are described on page ___ under "Portfolio Fees and Expenses." FDDI does not receive any compensation from the Trust for its distribution services.

PURCHASING AND SELLING SERVICE SHARES AND PREMIER SHARES
________________________________________________________________________

Investors

     Institutional investors, which are acting on their own behalf or on behalf of their customers, clients, employees, participants and others ("Customers") and have agreed to provide (or arrange for the provision of) administrative support (and, for Premier Shares, shareholder liaison services) to Customers under a servicing agreement with the Trust ("Servicing Agreement"), may invest in the Service Shares and Premier Shares of the Portfolio through their institutional accounts at Northern or an affiliate. They may also establish accounts directly with the Trust. There is no sales charge imposed on investments. Institutional investors ("Institutions") include:

          Northern and its affiliates;

          Defined contribution plans having at least $30 million in assets or annual contributions of at least $5 million; and

          Other           institutions          and          organizations.
________________________________________________________________________

Share Classes

     The Portfolio offers three classes of shares: Shares, Service Shares and Premier Shares. Shares are described in a separate prospectus.

     Shares of each class bear their pro rata portion of all operating expenses paid by the Portfolio, except amounts payable under the Service Plan that has been adopted for the Portfolio's Service Shares and Premier Shares and transfer agency fees. Because of these class-specific expenses, the performance of the Shares of the Portfolio is expected to be higher than the performance of both the Service Shares and Premier Shares and the performance of the Portfolio's Service Shares is expected to be higher than the performance of the Premier Shares.
________________________________________________________________________

Opening An Account

     You may purchase Service Shares and Premier Shares of the Portfolio through your institutional account at Northern (or an affiliate) or you may open an account directly with the Trust with a minimum initial investment of $5 million in one or more portfolios of the Trust. This minimum does not apply, however, to Service Shares and Premier Shares purchased through a Northern cash sweep program. There is no minimum for subsequent investments.

     Through an Institutional Account. If you are opening an institutional account at Northern, a Northern representative can assist you with all phases of your investment. To purchase Service Shares or Premier Shares through your account, contact your Northern representative for further information.

     Directly from the Trust. An Institution may open a shareholder account and purchase Service Shares and Premier Shares directly from the Trust as described
in                               this                                Prospectus.
________________________________________________________________________

By Mail.

Read this Prospectus carefully.

Complete and sign the new account application.

Include a certified corporate resolution (or other acceptable evidence of authority).

Enclose a check or Federal Reserve draft payable to the Portfolio.

Mail your check, corporate resolution and completed application to:

        Northern Institutional Funds
        c/o The Northern Trust Company
        P.O. Box 75943
        Chicago, Illinois 60675-5943

     All checks must be payable in U.S.  dollars and drawn on a bank  located in
the  United   States.   Cash  and  third  party   checks  are  not   acceptable.
________________________________________________________________________

By Telephone.

Read this Prospectus carefully.

Call the Transfer Agent at 1-800-637-1380.

To open a new account please provide:

     o The name of the Portfolio in which you'd like to invest

     o The number of Service Shares or Premier Shares or dollar amount to be invested

     o The method of payment

To add to an existing account, please provide:

     o The Institution's name

     o Your Account Number

By Wire or Automated Clearing House Transfer ("ACH Transfer").

To open a new account:

Call the Transfer Agent at 1-800-637-1380 for instructions.

     For more information about the purchase of Service Shares or Premier Shares, call the Transfer Agent at 1-800-637-1380.

To add to an existing account:

Have your bank wire Federal funds or effect an ACH Transfer to:

        The Northern Trust Company
        Chicago, Illinois
        ABA Routing No. 0710-00152
        (Reference 10 Digit Portfolio Account No.)
        (Reference Shareholder's Name)
________________________________________________________________________

Selling Service Shares and Premier Shares

     Through an Institutional Account. Institutions may sell (redeem) Service Shares and Premier Shares through their institutional account by contacting their Northern account representative.

     Directly through the Trust. Institutions that purchase Service Shares and Premier Shares directly from the Trust may redeem their Service Shares and Premier Shares through the Transfer Agent in one of the following ways:

By Mail.

Send a written request to:

        Northern Institutional Funds
        c/o The Northern Trust Company
        P.O. Box 75943
        Chicago, Illinois 60675-5943

The letter of instruction must include:

      o The signature of a duly authorized person

      o Your account number

      o The name of the Portfolio

      o The number of Service Shares or Premier Shares or the dollar amount to be redeemed

By Telephone.

      Call the Transfer Agent at 1-800-637-1380 for instructions.

      During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures outlined above under
      "Selling Service Shares and Premier Shares By Mail."

By Wire.

      Call the Transfer Agent at 1-800-637-1380 for instructions.

      You must have given authorization for expedited wire redemption.

      The minimum amount that may be redeemed by this method is $10,000.

Account Policies and Other Information

     Automatic Investment Arrangements. Institutions may purchase Service Shares and Premier Shares through their institutional accounts at Northern either by directing automatic investment of cash balances in excess of certain agreed upon amounts or by directing investments from time to time on a non-automatic basis. Northern will place a purchase order generated under an automatic investment direction either on the Business Day that funds are available in the account or on the next Business Day, depending upon the terms of the automatic investment arrangement. Similarly, Northern will place a redemption order generated under an automatic investment direction either on the Business Day Northern calculates the redemption amount needed to bring the account balance up to the agreed upon amount or on the next Business Day, depending upon the terms of the automatic investment arrangement. If a redemption order is placed on the next Business Day, Northern will normally provide funds by provisionally crediting the Institution's account on the day the calculation is made. Institutions should contact Northern for more information about their automatic investment arrangements.

     Purchase and Redemption Minimums. There is a minimum initial investment of $5 million in one or more other investment portfolios of the Trust. This minimum does not apply, however, to Service Shares or Premier Shares purchased through a Northern cash sweep program. There is no minimum for subsequent investments. A $10,000 minimum applies for redemptions by wire. The Trust reserves the right to waive purchase and redemption minimums and to determine the manner in which a minimum is satisfied.

     Calculating Share Price. The Trust issues and redeems Service Shares and Premier Shares at net asset value ("NAV"). The NAV for each share class of the Portfolio is calculated by dividing the value of net assets attributed to that class by the number of outstanding shares of the class. The NAV for the Portfolio and class is calculated as of 3:00 p.m., Chicago time, each Business Day. The NAV used in determining the price of your Service Shares and Premier Shares is the one calculated after your purchase, exchange or redemption order is received or accepted as described below.

     The Portfolio seeks to maintain an NAV of $1.00 per share by valuing the obligations held by it at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value.

     Timing of Purchase Requests. Requests accepted by the Transfer Agent or other authorized intermediary by 1:00 p.m., Chicago time, on any Business Day will be executed the same day, provided that either:

     o The Transfer Agent receives the purchase price in Federal or other immediately available funds prior to 1:00 p.m., Chicago time, the same Business Day;

     o The order is accepted by an authorized intermediary and payment is to be made by the close of the same Business Day in Federal or other immediately available funds according to procedures authorized by the Trust; or

     o Payment in Federal or other immediately available funds is received by the close of the same Business Day in an institutional account maintained with Northern or an affiliate.

     Orders received by the Transfer Agent or other authorized intermediary on a non-Business Day or after 1:00 p.m., Chicago time, on a Business Day will be executed on the next Business Day, provided that payment is made as noted above. We consider requests to be in "good order" when all required documents are properly completed, signed and received, including a certified corporate resolution or other acceptable evidence of authority. If an Institution pays for Service Shares or Premier Shares by check, Federal funds generally will become available within two Business Days after a purchase order is received.

     If  payment  is  not  received  as  described   above  from  an  authorized
intermediary on the same Business Day of acceptance of an order by the authorized intermediary, the authorized intermediary may be liable for fees and losses and the transaction may be cancelled.

     In certain circumstances, the Trust may advance the time by which purchase orders must be received. See "Early Closings" on page __.

     Tax Identification Number. Federal regulations require you to provide to the Transfer Agent a taxpayer identification number when you open an account. Purchase orders without such a number or an indication that a number has been applied for will not be accepted. If you have applied for a number, you must provide it to the Transfer Agent within 60 days of the date of the order.

     In-Kind Purchases and Redemptions. The Trust reserves the right to accept payment for Service Shares and Premier Shares in the form of securities that are permissible investments for the Portfolio. The Trust also reserves the right to pay redemptions by a distribution "in-kind" of securities (instead of cash) from the Portfolio. See the Statement of Additional Information for further information about the terms of these purchases and redemptions.

Miscellaneous Purchase Information.

     o Institutions are responsible for transmitting purchase orders to the Transfer Agent and delivering required funds on a timely basis.

     o Institutions are responsible for all losses and expenses of the Portfolio in the event of any failure to make payment according to the procedures outlined in this Prospectus. Northern may redeem shares from any account it maintains to protect the Portfolio and Northern against loss. In addition, a $20 charge will be imposed if a check does not clear.

     o Service Shares and Premier Shares of the Portfolio are entitled to the dividends declared by the Portfolio beginning on the Business Day the purchase order is executed, provided payment in Federal or other immediately available funds is received by the Transfer Agent by the time designated above.

     o The Trust reserves the right to reject any purchase order. The Trust also reserves the right to change or discontinue any of its purchase procedures.

     Timing of Redemption and Exchange Requests. Redemption and exchange requests will be effected at the NAV next determined after your exchange or redemption order is received in good order. Good order means that the request includes the following: the account number and Portfolio name; the amount of the transaction (as specified in dollars or shares); and the signature of a duly authorized person (except for telephone and wire redemptions). See "Account Policies and Other Information -- Making Changes to Your Account Information."

     If either the Transfer Agent or Northern (with respect to your institutional account) receives a redemption order by 1:00 p.m., Chicago time, on a Business Day, redemption proceeds will normally be paid in Federal funds or other immediately available funds wired or sent by check to you or, if you so choose, to your institutional account with Northern, on the same Business Day.

     Redemption orders received after 1:00 p.m., Chicago time, will be effected the next Business Day. Proceeds for redemption orders received on a non-Business Day will normally be sent on the next Business Day after receipt in good order.

     In certain circumstances, the Trust may advance the time by which redemption and exchange orders must be received. See "Early Closings" on page
__.

     Miscellaneous Redemption Information. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds may also be wired. A redemption request may not be processed if a shareholder has failed to submit a completed and properly executed new account application, including a corporate resolution or other acceptable evidence of authority.

     o The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to 7 days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Portfolio.

     o If you are redeeming recently purchased Service Shares or Premier Shares, your redemption request may not be honored until your check or electronic transaction has cleared. This may delay your transaction for up to 15 days.

     o Institutions are responsible for transmitting redemption orders to the Transfer Agent and crediting their Customers' accounts with redemption proceeds on a timely basis.

     o Redemption requests by mail must be signed by a person authorized by acceptable documentation on file with the Transfer Agent.

     o Dividends on Service Shares and Premier Shares are earned through and including the day prior to the day on which they are redeemed.

     o The Trust reserves the right to redeem Service Shares and Premier Shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the Trust and its shareholders.

     o The Trust may require any information reasonably necessary to ensure that a redemption request has been duly authorized.

     o The Trust reserves the right to change or discontinue any of its redemption procedures.

     Exchange Privileges. Institutions and their Customers (to the extent permitted by their account agreements) may exchange Service Shares and Premier Shares of the Portfolio for Service Shares and Premier Shares, respectively, of another portfolio. The registration of both accounts involved must be identical. A $1,000 minimum investment applies. An exchange is a redemption of shares you own and the purchase of shares you are acquiring. It is considered a taxable event and may result in a gain or loss.

     The Trust reserves the right to change or discontinue the exchange privilege at any time upon 60 days' written notice to shareholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made. Before making an exchange you should read the prospectus for the shares you are acquiring.

     Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, the Trust and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone. In this event, consider sending your request in writing.

     The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder's address of record.

     The Trust reserves the right to refuse a telephone redemption.

     Advance Notification of Large Transactions. The Trust requests that an Institution give advance notice to the Transfer Agent by 11:00 a.m., Chicago time, if it intends to place a purchase or redemption order of $5 million or more on a Business Day.

     Making Changes to Your Account Information. You may make changes to wiring instructions, address of record, or other account information only in writing. These instructions must be accompanied by a certified corporate resolution, signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program ("STAMP"), or other acceptable evidence of authority. In accordance with SEC regulations, the Trust and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder's current address.

     Business Day. A "Business Day" is each Monday through Friday when Northern or the New York Stock Exchange is open for business. A "Business Day" does not include a holiday observed by Northern and the Exchange. In 1999 these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

     Early Closings. The Portfolio reserves the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders for same Business Day credit when Northern or the Exchange closes early as a result of unusual weather or other conditions. It also reserves this right when The Bond Market Association recommends that securities markets close or close early.

     Authorized Intermediaries. The Trust may authorize certain financial intermediaries (including banks, trust companies, brokers and investment advisers), which provide recordkeeping, reporting and processing services, to accept purchase, redemption and exchange orders from their Customers on behalf of the Trust. They may also designate other intermediaries to accept such orders, if approved by the Trust. Authorized intermediaries are responsible for transmitting orders and delivering funds on a timely basis. The Portfolio will be deemed to have received an order when the order is accepted by the authorized intermediary on a Business Day, and the order will be priced at the Portfolio's per share NAV next determined.

     Servicing Agents. Institutions perform (or arrange to have performed) various administrative support services for customers who are the beneficial owners of either Service Shares or Premier Shares through Servicing Agreements with the Trust ("Servicing Agents"). In addition, institutions perform (or arrange to have performed) account maintenance services under their Servicing Agreements for Premier Shares. These Servicing Agreements are permitted under the Trust's Service Plan ("Service Plan"). For both Service Shares and Premier Shares, these services may include:

     establishing and maintaining individual accounts and records;

     processing purchase, redemption and exchange orders;

     placing net purchase and redemption orders with Northern acting as the Trust's Transfer Agent; and

     providing cash management or sweep accounts and similar programs and services.

     Servicing Agents will receive fees from the Portfolio for these services at an annual rate of up to 0.25% of the average daily net asset value of the Service Shares and Premier Shares beneficially owned by their Customers.

     Personal and account maintenance services provided under the Service Plan for Premier Shares may include:

     providing information to investors regarding the Portfolio or relating to the status of their accounts; and

     acting as liaison between investors and the Trust.

     Servicing Agents will receive additional fees from the Portfolio for these services at an annual rate of up to 0.25% of the average daily net asset value of Premier Shares beneficially owned by their Customers.

     The Service Plan also provides for the payment of fees to Northern, First Data Investor Services Group or other Institutions at an annual rate of up to 0.08% of the average daily net asset value of Service Shares and Premier Shares serviced by Institutions for ongoing consulting, technology and systems support services relating to cash management or sweep account services. All fees payable under the Service Plan are borne solely by the share class to which the services are provided and not by the Portfolio's other share classes.

     Northern may provide additional compensation to certain dealers and other financial intermediaries who provide services to their Customers who invest in the Trust or whose Customers purchase significant amounts of Service Shares or Premier Shares of the Portfolio. The amount of such compensation may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees earned by Northern as Investment Adviser (after adjustments). This compensation will be paid by Northern or its affiliates and will not represent an additional expense to the Trust or its shareholders.

     You should read your account agreement with your Institution carefully. Your Institution's requirements may differ from those listed in this Prospectus. An Institution may impose account charges, such as asset allocation fees, account maintenance fees, and other charges that will reduce the net return on an investment in the Portfolio. If you have agreed to maintain a minimum balance with your Institution and the balance falls below this minimum, you may be required to redeem all or a part of your investment in the Portfolio.

     Conflict of interest restrictions may apply to the receipt of compensation from the Trust by an Institution in connection with the investment of fiduciary funds in Service Shares or Premier Shares of the Portfolio. Banks and other institutions regulated by the Office of Comptroller of the Currency, Board of Governors of the Federal Reserve System and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal counsel before entering into Servicing Agreements.

     State securities laws regarding the registration of dealers may differ from Federal law. As a result, Institutions investing in the Portfolio on behalf of their Customers may be required to register as dealers.

DISTRIBTIONS AND TAXES

DISTRIBUTIONS

     Dividends from net income are declared daily and paid monthly by the Portfolio to its shareholders. Net income includes the interest accrued on the Portfolio's assets less estimated expenses. The Portfolio's net realized short-term capital gains, if any, are distributed at least annually. The Portfolio does not expect to realize net long-term capital gain.

     Dividends are paid as soon as practical following the end of each month, except in the case of a total redemption of Service Shares or Premier Shares in an account that is not subject to a standing order for the purchase of additional shares of the same class. In that event, dividends will be paid promptly along with the redemption proceeds.

     All distributions are paid by the Portfolio in cash or are automatically reinvested (without any sales charge) in additional Service Shares or Premier Shares of the Portfolio, respectively. You may make arrangements to credit these distributions to your account with Northern, its affiliates or its correspondent banks.

There are no fees or sales charges on reinvestments.

TAXES

     The Portfolio intends to qualify as a regulated investment company for Federal tax purposes, and to distribute to shareholders substantially all of its net investment income and net capital gain. There are certain tax requirements that the Portfolio must follow in order to avoid Federal taxation. In its efforts to adhere to these requirements, the Portfolio may have to limit its investment activity in some types of instruments.

     The Portfolio expects to pay "exempt-interest dividends" that are generally exempt from regular Federal income tax. However, a portion of the exempt-interest  dividends  paid  by  the  Portfolio  will  be an  item  of  tax preference for purposes of determining Federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to Federal income taxes.

     If you receive an exempt-interest dividend with respect to any share and the share is held for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of the dividend amount. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Portfolio generally will not be deductible for federal income tax purposes.

     Except as stated below, you may be subject to state and local taxes on Portfolio distributions and redemptions. State income taxes may not apply, however, to the portions of the Portfolio's distributions, if any, that are attributable to interest on certain types of Federal securities or interest on securities issued by the particular state or municipalities within the state.

     In all cases, distributions, if any, derived from net long-term capital gains will generally be taxable to you as long-term capital gains, and any dividends derived from short-term capital gains and taxable interest income will be taxable to you as ordinary income.

OTHER TAX INFORMATION

     Dividends and distributions from the Portfolio will generally be reportable by you in the tax year in which they are paid, with one exception. Dividends and distributions declared by the Portfolio in October, November or December and paid in January are taxed as though they were paid by December 31.

     Every year, the Trust will send you information detailing the amount of ordinary income and capital gains distributed to your account for the previous year.

     Your investment in the Portfolio could have additional tax consequences. You should consult your tax professional for information regarding all the tax consequences applicable to your investment in the Portfolio. More information is provided in the Statement of Additional Information. This short summary is not intended as a substitute for careful tax planning.

     Dividends paid by the Portfolio may be taxable under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes.

Year 2000 Issues

     Like  every  other  business   dependent  upon   computerized   information
processing, Northern Trust Corporation ("Northern Trust") must deal with "Year 2000" issues.

     Many computer systems use two digits rather than four to identify the year. Unless adapted, these systems may not be able to correctly distinguish the Year 2000 from the Year 1900. As the Year 2000 approaches, many systems may be unable to accurately process certain date-based information, which could cause a variety of operational problems for businesses. This could have a negative effect on the companies in which the Portfolio invests, thus decreasing the Portfolio's investment returns.

     Northern Trust has implemented steps to prepare its critical computer systems and processes for Year 2000 processing. It has established a dedicated Year 2000 Project Team whose members have significant systems development and maintenance experience. Northern Trust's Year 2000 project includes a comprehensive testing plan of its critical systems. Northern Trust has advised the Trust that it has substantially completed work on its critical systems and that testing with outside parties will be conducted during 1999.

     Northern Trust also has a program to monitor and assess the efforts of other parties, such as other service providers to the Portfolio. However, it cannot control the success of those other parties' efforts. Contingency plans are being established to provide Northern Trust with alternatives in case these entities experience significant Year 2000 difficulties that impact Northern Trust.

     Furthermore, even if the actions taken by Northern Trust are successful, the normal operations of the Portfolio may, in any event, be disrupted significantly by the failure of communications and public utility companies, governmental entities, financial processors or others to perform their services as a result of Year 2000 problems.


                                    APPENDIX

ADDITIONAL INFORMATION ON PORTFOLIO RISKS, SECURITIES AND TECHNIQUES

     This Appendix takes a closer look at some of the types of securities in which the Portfolio may invest and their related risks. It also explores the various investment techniques that the investment management team may, but is not required to, use. The Portfolio may invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information.

     ASSET-BACKED SECURITIES. Asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. Asset-backed securities represent participations in, or are secured by and payable from, pools of various types of real and personal property and other financial assets. Such asset pools are securitized through the use of privately formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pooled insurance policy issued by a financial institution, or other credit enhancements.

     INVESTMENT   STRATEGY.   The  Portfolio  may  purchase   various  types  of
     asset-backed securities that are "Eligible Securities" as defined by the SEC.

     SPECIAL RISKS. In addition to credit and market risk, asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of the same security interest in the underlying collateral.

     BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money from banks and may enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of money market securities held by the Portfolio subject to its agreement to repurchase them at a mutually agreed upon date and price (including interest).

     INVESTMENT STRATEGY. The Portfolio may borrow and enter into reverse repurchase agreements in amounts not exceeding one-third of its total assets (including the amount borrowed). These transactions may be entered into as a temporary measure for emergency purposes or to meet redemption requests. Reverse repurchase agreements may also be entered into when the investment management team expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense.

     SPECIAL RISKS. Borrowings and reverse repurchase agreements involve leveraging. If the securities held by the Portfolio decline in value while these transactions are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Portfolio (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Portfolio will decline below the price the Portfolio is obligated to pay to repurchase the securities, and that the securities may not be returned to the Portfolio.

     DERIVATIVES. The Portfolio may purchase certain "derivative" instruments. A derivative is a financial instrument whose value is derived from -- or based upon -- the performance of underlying assets, interest rates, or indices. Derivatives include structured debt obligations such as asset-backed securities, "stripped" securities and various floating rate instruments.

     INVESTMENT STRATEGY. The Portfolio will invest in derivatives only if the potential risks and rewards are consistent with the Portfolio's objective, strategies and overall risk profile.

     SPECIAL RISKS. Engaging in derivative transactions involves special risks, including (a) market risk that the Portfolio's derivatives position will lose value; (b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative instrument will decline more than the value of the assets on which it is based; (d) illiquidity risk that the Portfolio will be unable to sell its position because of lack of market depth or disruption; (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been recently developed and have not been tested over complete market cycles. For these reasons, the Portfolio may suffer a loss whether or not the analysis of the investment management team is accurate.

     DOWNGRADED SECURITIES. After its purchase, the portfolio security may be assigned a lower rating or cease to be rated. If this occurs, the Portfolio may continue to hold the issue if the Investment Adviser believes it is in the best interest of the Portfolio and its shareholders.

     ILLIQUID OR RESTRICTED SECURITIES. Illiquid securities include certain variable amount master demand notes that cannot be called within seven days and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

     INVESTMENT STRATEGY. The Portfolio may invest up to 10% of its net assets in securities that are illiquid. A domestically traded security which is not registered under the 1933 Act will not be considered illiquid if the Investment Adviser determines that an adequate trading market exists for that security. If otherwise consistent with its investment objective and policies, the Portfolio may purchase commercial paper issued pursuant to
     Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Investment Adviser determines, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists.

     SPECIAL RISKS. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Portfolio. The practice of investing in Rule 144A Securities could increase the level of the Portfolio's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

     INVESTMENT COMPANIES. In connection with the management of its daily cash positions, the Portfolio may invest in shares of other money market funds which invest in short-term, high quality debt securities and securities issued by other investment companies consistent with its investment objectives and policies.

     INVESTMENT STRATEGY. Investments by the Portfolio in other money market funds will be subject to the limitations of the Investment Company Act of 1940. Although the Portfolio does not expect to do so in the foreseeable future, the Portfolio is authorized to invest substantially all of its assets in an open-end investment company that has the same investment objective, policies and fundamental restrictions as the Portfolio.

     SPECIAL RISKS. As a shareholder of another investment company, the Portfolio would be subject to the same risks as any other investor in that company. It would also bear a proportionate share of any fees or expenses paid by that company. These expenses would be in addition to the advisory fees and other expenses the Portfolio bears directly in connection with its own operations.

     MUNICIPAL AND RELATED INSTRUMENTS. Municipal instruments include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities.

     Municipal instruments include both "general" and "revenue" bonds and may be issued to obtain funds for various public purposes. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities. In some cases, revenue bonds are also payable from the proceeds of a special excise or other specific revenue source such as lease payments from the user of a facility being financed. Some municipal instruments, known as private activity bonds, are issued to finance projects for private companies. Private activity bonds are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.

     Municipal instruments also include "moral obligation" bonds, municipal leases, certificates of participation and custodial receipts. Moral obligation bonds are supported by a moral commitment but not a legal obligation of a state or municipality. Municipal leases and participation certificates present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments on an annual basis. Custodial receipts represent interests in municipal instruments held by a trustee.

     The Portfolio may acquire "stand-by commitments" relating to the municipal instruments it holds. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified municipal instruments at a specified price. A stand-by commitment may increase the cost, and thereby reduce the yield, of the municipal instruments to which the commitment relates. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights for trading purposes.

     INVESTMENT STRATEGY. In connection with its investments in municipal instruments, the Portfolio may invest more than 25% of its total assets in
     (a) municipal instruments the interest upon which is paid solely from revenues of similar projects, and (b) industrial development obligations. The Portfolio may also invest more than 25% of the value of its total assets in municipal instruments whose issuers are in the same state. However, the Portfolio does not intend to invest more than 25% of the value of its total assets in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues to be paid are in the same industry.

     SPECIAL RISKS. Municipal instruments purchased by the Portfolio may be backed by letters of credit, insurance or other forms of credit enhancement issued by foreign (as well as domestic) banks, insurance companies and other financial institutions. If the credit quality of these banks, insurance companies and financial institutions declines, the Portfolio could suffer a loss to the extent that the Portfolio is relying upon this credit support. Foreign financial institutions can present special risks relating to higher transaction and custody costs, the imposition of additional taxes by foreign governments, less complete financial information, less market liquidity, more market volatility and political instability. Foreign banks, insurance companies and financial institutions may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements than U.S banks.

     In addition, when a substantial portion of the Portfolio's assets is invested in instruments which are used to finance facilities involving a particular industry, whose issuers are in the same state or which are otherwise related, there is a possibility that an economic, business or political development affecting one instrument would likewise affect the related instrument.

     SECURITIES LENDING. In order to generate additional income, the Portfolio may lend securities on a short-term basis to banks, brokers and dealers or other qualified institutions. In exchange, the Portfolio will receive collateral equal to at least 100% of the value of the securities loaned.

     INVESTMENT STRATEGY. Securities lending may represent no more than one-third the value of the Portfolio's total assets (including the loan collateral). Any cash collateral received by the Portfolio in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

     SPECIAL RISKS. The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, the Portfolio could experience delays in recovering its securities and may possibly incur a capital loss. In addition, the Portfolio may incur a loss in reinvesting the cash collateral it receives.

     STRIPPED OBLIGATIONS. These securities are issued by governmental entities, banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation.

     INVESTMENT   STRATEGY.   To  the  extent  consistent  with  its  investment
     objective, the Portfolio may purchase stripped securities.

     SPECIAL RISKS. Stripped securities are very sensitive to interest rate changes and to the rate of principal prepayments. A rapid or unexpected increase in prepayments could depress the price of certain stripped securities and adversely affect the Portfolio's total return.

     TAXABLE INVESTMENTS. Taxable investments include U.S. dollar-denominated obligations of U.S. banks, foreign commercial banks and securities issued or guaranteed by foreign governments; high quality commercial paper and other obligations; high quality corporate bonds and notes; asset-backed securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and related custodial receipts; and repurchase agreements relating to the above instruments.

     INVESTMENT STRADEGY. The Portfolio may invest from time to time, on a temporary basis or for temporary defensive purposes, in short-term taxable instruments that are "Eligible Securities" as defined by the SEC for money market funds.

     SPECIAL  RISKS.  Dividends  paid by the  Portfolio  that are  derived  from interest paid on taxable investments will generally be taxable to the Portfolio's shareholders as ordinary income for Federal income tax purposes. The Portfolio may not achieve its investment objective when its assets are invested in taxable obligations.

     VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include long-term variable and floating rate bonds (sometimes referred to as "Put Bonds") where the Portfolio obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date.

     INVESTMENT STRATEGY. The Portfolio may invest in rated and unrated variable and floating rate instruments to the extent consistent with its investment objective. Unrated instruments may be purchased by the Portfolio if they are determined by the Investment Adviser to be of comparable quality to rated instruments eligible for purchase by the Portfolio.

     SPECIAL RISKS. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Portfolio is not entitled to exercise its demand rights.

     WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

     INVESTMENT STRATEGY. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Although the Portfolio would generally purchase securities in these transactions with the intention of acquiring the securities, the Portfolio may dispose of such securities prior to settlement if the investment management team deems it appropriate to do so.

     SPECIAL RISKS. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the securities may decrease in value by the time they are actually issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase before the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.



For More Information

ANNUAL/
SEMIANNUAL
REPORT

     Additional information about the Portfolio's investments will be available in the Portfolio's annual and semiannual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION

     Additional information about the Portfolio and its policies is also available in the Portfolio's Statement of Additional Information ("SAI"). The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

     The Portfolio's annual and semiannual reports (when they become available) and the SAI are available free upon request by calling 1-800-637-1380.

     To obtain other information and for shareholder inquiries:

     By telephone -- Call 1-800-637-1380

     By mail -- Northern Institutional Funds P.O. Box 75943 Chicago, IL 60675

     On the Internet -- Text-only versions of the Portfolio's documents are available on the SEC's website at http://www.sec.gov.

     You may review and obtain copies of Trust documents by visiting the SEC's Public Reference Room in Washington, D.C. You may also obtain copies of Trust documents by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Northern
Institutional Funds
SERVICE SHARES AND PREMIER SHARES PROSPECTUS

811-3605


INVESTMENT ADVISER

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60675

TRANSFER AGENT
AND CUSTODIAN

The Northern Trust Company



                                       PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          NORTHERN INSTITUTIONAL FUNDS

                         SMALL COMPANY GROWTH PORTFOLIO

     This Statement of Additional Information dated October ___, 1999 (the "Additional Statement") is not a prospectus. Copies of the prospectus dated October ___, 1999 for the Small Company Growth Portfolio (the "Portfolio") of Northern Institutional Funds (the "Prospectus") may be obtained without charge by calling 1-800-637-1380 (toll-free). Capitalized terms not otherwise defined have the same meaning as in the Prospectus.





                                      INDEX

                                                                      Page

ADDITIONAL INVESTMENT INFORMATION....................................
         Classification and History..................................
         Investment Objective, Strategies and Risks..................
         Investment Restrictions.....................................

ADDITIONAL TRUST INFORMATION.........................................
         Trustees and Officers.......................................
         Investment Adviser, Transfer Agent and Custodian............
         Portfolio Transactions......................................
         Portfolio Valuation.........................................
         Co-Administrators and Distributor...........................
         Shareholder Servicing Plan..................................
         Counsel and Auditors........................................
         In-Kind Purchases and Redemptions...........................

PERFORMANCE INFORMATION..............................................

TAXES................................................................
         General.....................................................
         Foreign Investors...........................................
         Conclusion..................................................

DESCRIPTION OF SHARES................................................

OTHER INFORMATION....................................................

FINANCIAL STATEMENTS.................................................

APPENDIX A...........................................................

APPENDIX B...........................................................

     No person has been authorized to give any information or to make any representations not contained in this Additional Statement or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or by the distributor in any jurisdiction in which such offering may not lawfully be made.

     An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Portfolio involves investment risks, including possible loss of principal.



                        ADDITIONAL INVESTMENT INFORMATION

                           Classification and History

     Northern Institutional Funds (the "Trust") is an open-end, management investment company. The Portfolio is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act").

     The Portfolio is a series of the Trust, which was formed as a Delaware business trust on July 1, 1997 under an Agreement and Declaration of Trust (the "Trust Agreement"). The Trust is the result of a reorganization of a Massachusetts business trust known as The Benchmark Funds on March 31, 1998. The Trust's name was changed from The Benchmark Funds to the Northern Institutional Funds on July 15, 1998. The Trust also offers six fixed income, five money market, one balanced and six other equity portfolios, which are not described in this document.

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

     The following supplements the investment objective, strategies and risks of the Portfolio as set forth in the Prospectus. Except as expressly noted below, the Portfolio's investment objective and policies may be changed without shareholder approval.

     Commercial Paper, Bankers' Acceptances, Certificates of Deposit, Time Deposits and Bank Notes. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes and bankers' acceptances rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

     The Portfolio may invest a portion of its net assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee Cds"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee Bas"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

     Insurance Funding Agreements. An insurance funding agreement ("IFA") is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to the Portfolio's limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a reliable trading market is absent.

     Zero Coupon, Pay-In-Kind and Capital Appreciation Bonds. To the extent consistent with its investment objective, the Portfolio may invest in zero coupon bonds, capital appreciation bonds and pay-in-kind ("PIK") securities. Zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon bonds, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

     PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero coupon bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

     Zero coupon bonds, capital appreciation bonds and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, the Portfolio will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Portfolio may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Portfolio is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, the Portfolio may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Portfolio.

     Repurchase Agreements. The Portfolio may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Repurchase agreements are considered to be loans under the Investment Company Act of 1940 (the "1940 Act"). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Portfolio's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Trust's custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

     Reverse Repurchase Agreements. The Portfolio may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). The Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price. The Portfolio will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Portfolio will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Variable and Floating Rate Instruments. With respect to the variable and floating rate instruments that may be acquired by the Portfolio as described in the Prospectus, the Investment Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. In determining weighted average portfolio maturity, an instrument may, subject to applicable Securities and Exchange Commission ("SEC") regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time the Portfolio can recover payment of principal as specified in the instrument. Where necessary to ensure that a variable or floating rate instrument is of the minimum required credit quality for the Portfolio, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     The Portfolio may deem the maturity of variable and floating rate instruments to be less than their stated maturities based on their variable and floating rate features and/or their put features. Unrated variable and floating rate instruments will be determined by the Investment Adviser to be of comparable quality at the time of purchase to rated instruments which may be purchased by the Portfolio.

     Variable and floating rate instruments including inverse floaters held by the Portfolio will be subject to the Portfolio's limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days absent a reliable trading market.

     Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions. The Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

     The Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or negotiate a commitment after entering into it. The Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date.

     When the Portfolio purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Portfolio will segregate liquid assets having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments until three days prior to the settlement date, or will otherwise cover its position. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. For purposes of determining the Portfolio's average dollar-weighted maturity, the maturity of when-issued, delayed-delivery or forward commitment securities will be calculated from the commitment date.

     United States Government Obligations. Examples of the types of U.S. Government obligations that may be acquired by the Portfolio include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks and Maritime Administration.

     Supranational Bank Obligations. The Portfolio may invest in obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the International Bank for Reconstruction and Development). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

     Stripped Obligations. The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." The Portfolio may purchase securities registered in the STRIPS program. Under the STRIPS program, the Portfolio is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     In addition, the Portfolio may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue.

     Other types of stripped securities that may be purchased by the Portfolio include stripped mortgage-backed securities ("SMBS"). SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per share.

     Asset-Backed Securities. To the extent described in the Prospectus, the Portfolio may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made periodically, thus in effect "passing through" such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

     If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity.

     Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

     Asset-backed securities acquired by the Portfolio may include collateralized mortgage obligations ("CMOs") issued by private companies. CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. The Portfolio will not purchase "residual" CMO interests, which normally exhibit greater price volatility.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

     Warrants. The Portfolio may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

     Foreign Securities. The Portfolio may invest a portion of its assets in the securities of foreign issuers, including eurodollar convertible securities, which are fixed income securities that are issued in U.S. dollars outside the United States and are convertible into or exchangeable for equity securities of the same or a different issuer.

     Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of the Portfolio to the extent that it invests in foreign stocks. The holdings of the Portfolio, to the extent that it invests in fixed income securities, will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

     There are other risks and costs involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

     The Portfolio may invest in foreign debt, including the securities of foreign governments. Several risks exist concerning such investments, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by United States entities or citizens.

     To the extent consistent with its investment objective, the Portfolio may also invest in obligations of the International Bank for Reconstruction and Development (also known as the World Bank) which are supported by subscribed, but unpaid, commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

     The end of the Cold War, the reunification of Germany, the accession of new Western European members to the European Economic and Monetary Union and the aspirations of Eastern European states to join and other political and social events in Europe have caused considerable economic, social and political dislocation. In addition, events in the Japanese economy, as well as social and political developments there have affected Japanese securities and currency markets, and have disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar. Future political, economic and social developments in Japan and in the Asia/Pacific regional context can be expected to produce continuing effects on securities and currency markets.

     Although the Portfolio may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, the Portfolio's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that the Portfolio's total assets, adjusted to reflect the Portfolio's net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Portfolio will be more susceptible to the risk of adverse economic and political developments within those countries. The Portfolio is also subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency.

     Dividends and interest payable on the Portfolio's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders. See "Taxes."

     American Depository Receipts. The Portfolio can invest in ADRs. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. Some institutions issuing ADRs may not be sponsored by the issuer.

     A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer.

     European Depository Receipts. The Portfolio can also invest in EDRs and GDRs. EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and are usually denominated in foreign currencies. EDRs and GDRs may not be denominated in the same currency as the securities they represent. Generally, EDRs and GDRs are designed for use in the foreign securities markets.

     Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Portfolio is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather may allow the Portfolio to establish a rate of exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, the Portfolio may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     In addition, when the Investment Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. Similarly, when the securities held by the Portfolio create a short position in a foreign currency, the Portfolio may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. The Portfolio's net long and short foreign currency exposure will not exceed its total asset value. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. While forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Portfolio will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

     Liquid assets equal to the amount of the Portfolio's assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise "covered." The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Portfolio. A forward contract to sell a foreign currency is "covered" if the Portfolio owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Portfolio to buy the same currency at a price that is (i) no higher than the Portfolio's price to sell the currency or (ii) greater than the Portfolio's price to sell the currency provided the Portfolio segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is "covered" if the Portfolio holds a forward contract (or put option) permitting the Portfolio to sell the same currency at a price that is (i) as high as or higher than the Portfolio's price to buy the currency or (ii) lower than the Portfolio's price to buy the currency provided the Portfolio segregates liquid assets in the amount of the difference.

     Options. The Portfolio may buy put options and buy call options and write covered call and secured put options. Such options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price prior to the expiration date of the option, regardless of the market price of the security. Options on indices and yield curve options provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indices, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. With respect to yield curve options, the amount of the settlement will equal the difference between the yields of designated securities.

     Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

     The Portfolio will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if the Portfolio owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Portfolio maintains with its custodian securities comprising the index or liquid assets equal to the contract value. A call option is also covered if the Portfolio holds a call on the same instrument or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the Portfolio segregates liquid assets in the amount of the difference. The Portfolio will write put options only if they are "secured" by segregated liquid assets in an amount not less than the exercise price of the option at all times during the option period.

     The Portfolio's obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Portfolio's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned instrument or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

     When the Portfolio purchases an option, the premium paid by it is recorded as an asset of the Portfolio. When the Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Portfolio expires unexercised, the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

     There are several risks associated with transactions in options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Futures Contracts and Related Options. The Portfolio may purchase and sell futures contracts and may purchase and sell call and put options on futures contracts for hedging purposes, for speculative purposes (to seek to increase total return), or for liquidity management purposes. When used as a hedge, the Portfolio may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline or currency exchange fluctuations. The Portfolio may do so either to hedge the value of its portfolio of securities as whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Portfolio may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, the Portfolio may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. For a detailed description of futures contracts and related options, see Appendix B to this Additional Statement.

     Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's ("CFTC") regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided them by the National Futures Association or any domestic futures exchange. In particular, the Portfolio's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. For a detailed description of futures contracts and related options, see Appendix B to this Additional Statement.

     In connection with the Portfolio's position in a futures contract or related option, the Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

     The Trust intends to comply with the regulations of the Commodity Futures Trading Commission exempting the Portfolio from registration as a "commodity pool operator."

     Real Estate Investment Trusts. The Portfolio may invest in equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in REITs may subject the Portfolio to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trusts. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, the Portfolio would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses the Portfolio bears directly in connection with its own operations.

     Securities Lending. Collateral for loans of portfolio securities made by the Portfolio may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. Government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When the Portfolio lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by the Portfolio if a material event affecting the investment is to occur.

     Equity Swaps. The Portfolio may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Portfolio on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

     The Portfolio will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to an equity swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Portfolio's potential exposure, the Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions.

     The Portfolio will not enter into any equity swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A or A-1 or better by Standard & Poor's, Duff & Phelps or Fitch IBCA, or A or P-1 or better by Moody's Investors Service. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

     Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     In selecting convertible securities, the Investment Adviser will consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Portfolio securities as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

     The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

     Capital appreciation for the Portfolio may result from an improvement in the credit standing of an issuer whose securities are held in the Portfolio or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by the Portfolio or a general increase in interest rates may be expected to result in capital depreciation to the Portfolio.

     In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed-income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. The Portfolio will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on the Portfolio of any single investment, it does not reduce the overall risk of investing in lower quality securities.

     Risks Related to Small Company Securities. While the Investment Adviser believes that smaller companies can provide greater growth potential than larger, more mature firms, investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks, which will be the Portfolio's primary investments, and stocks of recently organized companies, in which the Portfolio may also invest, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

     The values of small company stocks will frequently fluctuate independently of the values of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. You should, therefore, expect that the net asset value of the Portfolio's shares will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

     The additional costs associated with the acquisition of small company stocks include brokerage costs, market impact costs (that is, the increase in market prices which may result when the Portfolio purchases thinly traded stock) and the effect of the "bid-ask" spread in small company stocks. These costs will be borne by all shareholders and may negatively impact investment performance.

     Risks Related to Medium and Lower Quality Securities. Investments in medium and lower quality securities present special risk considerations. Medium quality securities, although considered investment grade, are also considered to have speculative characteristics. Lower quality securities are considered predominately speculative by traditional investment standards. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standard. While any investment carries some risk, certain risks associated with lower quality securities are different from those for investment-grade securities. The risk of loss through default is greater because lower quality securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of the Portfolio's net asset value per share.

     There remains some uncertainty about the performance level of the market for lower quality securities under adverse market and economic environments. An economic downturn or increase in interest rates could have a negative impact on both the markets for lower quality securities (resulting in a greater number of bond defaults) and the value of lower quality securities held in a portfolio of investments.

     The economy and interest rates can affect lower quality securities differently than other securities. For example, the prices of lower quality securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher quality investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

     The market value of lower quality securities tends to reflect individual corporate developments to a greater extent than that of higher quality securities which react primarily to fluctuations in the general level of interest rates. Lower quality securities are often issued in connection with a corporate reorganization or restructuring or as a part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged, may not have available to them more traditional methods of financing and are generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse economic developments or business conditions.

     A holder's risk of loss from default is significantly greater for lower quality securities than is the case for holders of other debt securities because such securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by the
Portfolio in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the Portfolio of its initial investment and any anticipated income or appreciation will be uncertain. The Portfolio may also incur additional expenses in seeking recovering on defaulted securities. If an issuer of a security defaults, the Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower quality securities as well as the Portfolio's net asset value. In general, both the prices and yields of lower quality securities will fluctuate.

     The secondary market for lower quality securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher quality securities. In addition, market trading volume for high yield fixed income securities is generally lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and the Portfolio's ability to dispose of particular portfolio investments. A less developed secondary market may also make it more difficult for the Portfolio to obtain precise valuations of the high yield securities in its portfolio.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower quality convertible securities held by the Portfolio, especially in a thinly traded market. Illiquid or restricted securities held by the Portfolio may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

     The credit ratings assigned by a rating agency evaluate the safety of a rated security's principal and interest payments, but do not address market value risk and, therefore, may not fully reflect the true risks of an investment. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Investment Adviser performs its own analysis of the issuers whose lower quality securities the Portfolio holds. Because of this, the Portfolio's performance may depend more on its Investment Adviser's credit analysis than is the case of mutual funds investing in higher quality securities.

     Investment Companies. With respect to the investments of the Portfolio in the securities of other investment companies, such investments will be limited so that, as determined after a purchase is made, either (a) not more than 3% of the total outstanding stock of such investment company will be owned by the Portfolio, the Trust as a whole and their affiliated persons (as defined in the 1940 Act) or (b) (i) not more than 5% of the value of the total assets of the Portfolio will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio.

     Certain investment companies whose securities are purchased by the Portfolio may not be obligated to redeem such securities in an amount exceeding 1% of the investment company's total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid. Notwithstanding the foregoing, the Portfolio may adhere to more restrictive limitations with respect to its investments in securities issued by other investment companies if required by the SEC or deemed to be in the best interests of the Trust. If required by the 1940 Act, the Portfolio expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

     Yields and Ratings. The yields on certain obligations, including the money market instruments in which the Portfolio invests, are dependent on a variety of factors, including general economic conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of Standard & Poor's, Moody's, Duff, Fitch and Thomson BankWatch, Inc. represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this Additional Statement.

     Subject to the limitations stated in the Prospectus, if a security held by the Portfolio undergoes a rating revision, the Portfolio may continue to hold the security if the Investment Adviser determines such retention is warranted.

     Stock Indices. The Russell 2000 Small Stock Index is a market value-weighted index composed of the stocks of the smallest 2000 companies in the Russell 3000 Index, which is composed of the stocks of 3000 large U.S. domiciled companies (based on market capitalization) that represent approximately 98% of the investable U.S. equity markets. Because of its emphasis on the smallest 2000 companies, the Russell Index represents approximately 10% of the total market capitalization of the Russell 3000 Index. As of September 30, 1999, the average market capitalization of the companies included in the Russell Index was approximately $_____ million. The Russell Index is reconstituted annually to reflect changes in market capitalization. The primary criteria used by Frank Russell & Company ("Russell") to determine the initial list of securities eligible for inclusion in the Russell 3000 Index (and accordingly, the Russell Index) is total market capitalization adjusted for large private holdings and cross-ownership. However, companies are not selected by Russell for inclusion in the Russell Index because they are expected to have superior stock price performance relative to the market in general or other stocks in particular. Russell makes no representation or warranty, implied or express, to purchasers of Portfolio shares or any member of the public regarding the advisability of investing in the Portfolio or the ability of the Russell Index to track general market performance of small capitalization stocks.

     Calculation Of Portfolio Turnover Rate. The portfolio turnover rate for the Portfolio is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by, changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Portfolio to receive favorable tax treatment. The Portfolio had not commenced operations during the fiscal year ended November 30, 1998. The Portfolio is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

     Miscellaneous. Securities may be purchased on margin only to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities. The Portfolio will not engage in selling securities short. The Portfolio may, however, make short sales against the box although the Portfolio has no current intention to do so in the coming year. "Selling short against the box" involves selling a security that the Portfolio owns for delivery at a specified date in the future.

                             INVESTMENT RESTRICTIONS

     The Portfolio is subject to the fundamental investment restrictions enumerated below which may be changed only by a vote of the holders of a majority of the Portfolio's outstanding shares.

The Portfolio may not:

     (1) Make loans, except (a) through the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

     (2) Mortgage, pledge or hypothecate any assets (other than pursuant to reverse repurchase agreements) except to secure permitted borrowings.

     (3) Purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent the Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate.

     (4) Purchase or sell commodities or commodity contracts or oil or gas or other mineral exploration or development programs or leases, except that the Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, and may enter into futures contracts and related options and forward currency exchange contracts in accordance with its investment objective and policies.

     (5) Invest in companies for the purpose of exercising control.

     (6) Act as underwriter of securities, except as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

     (7) Write puts, calls or combinations thereof, except for transactions in options on securities, financial instruments, currencies and indices of securities; futures contracts; options on futures contracts; forward currency contracts; short sales of securities against the box; interest rate swaps; and pair-off transactions. (This restriction does not apply to any type of option, futures contract, forward contract, short sale, swap or pair-off transaction unless it involves a put, call or combination thereof written by the Portfolio.)

     (8) Make any investment inconsistent with the Portfolio's classification as a diversified investment company under the 1940 Act.

     (9) Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies) if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry. For the purposes of this restriction, as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

     (10) Borrow money (other than pursuant to reverse repurchase agreements), except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Portfolio's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Portfolio do not exceed one-third of the Portfolio's total assets. No purchases of securities will be made if borrowings subject to this restriction exceed 5% of the value of the Portfolio's assets. The exceptions in (a) and (b) to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Portfolio by enabling the Trust to meet redemption requests when the liquidation of Portfolio instruments is deemed to be disadvantageous or not possible. If due to market fluctuations or other reasons the total assets of the Portfolio fall below 300% of its borrowings, the Trust will promptly reduce the borrowings of the Portfolio in accordance with the 1940 Act.

     (11) Notwithstanding any of the Trust's other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), the Portfolio may purchase securities of other investment companies to the full extent permitted under Section 12 of the 1940 Act (or any successor provision thereto) or under any regulation or order of the Securities and Exchange Commission; and the Portfolio may invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, policies and fundamental restrictions as the Portfolio.

     In applying Restriction No. 9 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

     Except to the extent otherwise provided in Investment Restriction No. 9 for the purpose of such restriction, in determining industry classification the Trust intends to use the industry classification titles in the Standard Industrial Classification Manual. Securities held in escrow or separate accounts in connection with the Portfolio's investment practices described in this Additional Statement and in the Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing Investment Restrictions.

     In addition, as a matter of fundamental policy, the Portfolio will not issue senior securities except as stated in the Prospectus or this Additional Statement.

     Any restriction which involves a maximum percentage will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolio.

                          ADDITIONAL TRUST INFORMATION

TRUSTEES AND OFFICERS

     The business and affairs of the Trust and the Portfolio are managed under the direction of the Trust's Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below.

NAME                                    POSITION(S)             PRINCIPAL OCCUPATION(S)
AND ADDRESS                   AGE       WITH TRUST              DURING PAST 5 YEARS

William H. Springer           69        Chairman and            Director of Walgreen Co. (a retail drug
701 Morningside Drive                   Trustee                 store business) since 1988; Director of
Lake Forest, IL 60045                                           Baker, Fentress & Co. (a closed-end,
                                                                non-diversified management investment
                                                                company) since 1992; Trustee of Goldman
                                                                Sachs Trust since 1989.

Richard Gordon Cline          64        Trustee                 Chairman and Director of Hussman
4200 Commerce Court,                                            International Inc. (commercial refrigeration
Suite 300                                                       company) since January 1998; Chairman of
Lisle, IL 60532                                                 Hawthorne Inc. (a management advisory
                                                                services and private investment company)
                                                                since January 1996; Chairman, President and
                                                                CEO of NICOR Inc. (a diversified public
                                                                utility holding company) from 1985 to 1996;
                                                                Chairman and Director of the Federal Reserve
                                                                Bank of Chicago from 1992 to 1995; Director
                                                                of Central DuPage Health System, Pet
                                                                Incorporated, Whitman Corporation (a
                                                                diversified holding company), Kmart
                                                                Corporation (a retailing company), Ryerson
                                                                Tull, Inc. (a metals distribution company)
                                                                and University of Illinois Foundation.

NAME                                    POSITION(S)             PRINCIPAL OCCUPATION(S)
AND ADDRESS                   AGE       WITH TRUST              DURING PAST 5 YEARS

Edward J. Condon, Jr.         58        Trustee                 Chairman and CEO of The Paradigm Group, Ltd.
Sear Tower, Suite 9650                                          (a financial advisor) since July 1993;
233 S. Wacker Drive                                             within the last five years he has served as:
Chicago, IL 60606                                               Vice Chairman and Director of Energenics
                                                                L.L.C.; Director of Financial Pacific
                                                                Company; Member of the Board of Managers of
                                                                The Liberty Hampshire Company, LLC; Member
                                                                of Advisory Board of Real-Time USA, Inc.;
                                                                Member of the Board of Directors of
                                                                University Eldercare, Inc.; Member of the
                                                                Board of Directors of the Girl Scouts of
                                                                Chicago; and Member of the Board of Trustees
                                                                of Dominican University.

John W. English               66        Trustee                 Private Investor since 1993; Vice President
50-H New England Ave.                                           and Chief Investment Officer of The Ford
P.O. Box 640                                                    Foundation (a charitable trust) from 1981 to
Summit, NJ 07902-0640                                           1993; Trustee of The China Fund, Inc.,
                                                                American Red Cross in Greater New York, Mote
                                                                Marine Laboratory, State Street's Select
                                                                Sector SPDR Trust, Washington Mutual's WM
                                                                Funds and United Board for Christian Higher
                                                                Education in Asia.  Director of University
                                                                of Iowa Foundation, Blanton-Peale Institutes
                                                                of Religion and Health, Community Foundation
                                                                of Sarasota County and Duke Management
                                                                Company.

Sandra Polk Guthman           55        Trustee                 President and CEO of Polk Bros. Foundation
420 N. Wabash Avenue                                            (an Illinois not-for-profit corporation)
Suite 204                                                       from 1993 to present; Director of Business
Chicago, IL 60611                                               Transformation from 1992-1993 and Midwestern
                                                                Director of Marketing from 1988-1992 for IBM
                                                                Corporation; Director of MBIA Insurance
                                                                Corporation of Illinois (bank holding
                                                                company) since 1994 and Avondale Financial
                                                                Corporation (a stock savings and loan
                                                                holding company) since 1995.


NAME                                    POSITION(S)             PRINCIPAL OCCUPATION(S)
AND ADDRESS                   AGE       WITH TRUST              DURING PAST 5 YEARS

Frederick T. Kelsey           71        Trustee                 Consultant to Goldman Sachs from December
3133 Laughing Gull Court                                        1985 through February 1988; Director of
Johns Island, SC    29455                                       Goldman Sachs Funds Group and Vice President
                                                                of Goldman Sachs from May 1981 until his
                                                                retirement in November 1985; President and
                                                                Treasurer of the Trust and other investment
                                                                companies affiliated with Goldman Sachs
                                                                through August 1985; President from 1983 to
                                                                1985 and Trustee from 1983 to 1994 of The
                                                                Centerland Funds and its successor, The
                                                                Pilot Funds; Trustee of various management
                                                                investment companies affiliated with Zurich
                                                                Kemper Investments.

Richard P. Strubel            59        Trustee                 Managing Director of Tandem Partners, Inc.
737 N. Michigan Avenue                                          (a privately held management services firm)
Suite 1405                                                      since 1990; President and CEO of Microdot,
Chicago, IL 60611                                               Inc. (a privately held manufacturing firm)
                                                                from January 1984 to October 1994; Trustee
                                                                of Goldman Sachs Trust from 1987 to present;
                                                                Director of Kaynar Technologies Inc. (a
                                                                leading manufacturer of aircraft fasteners)
                                                                since March 1997; Trustee of the University
                                                                of Chicago; Director of Children's Memorial
                                                                Medical Center.
Jylanne M. Dunne              39        President               Senior Vice President for Distribution
4400 Computer Drive                                             Services at First Data Investor Services
Westborough, MA 01581                                           Group, Inc. ("FDISG") (since 1988).

Richard H. Rose               43        Vice President          Vice President and Division Manager of
4400 Computer Drive                                             Mutual Fund Administration at FDISG (since
Westborough, MA 01581                                           1994); Senior Vice President at The Boston
                                                                Company Advisors, Inc. (prior thereto).

Brian R. Curran               31        Treasurer               Director of Fund Administration and
4400 Computer Drive                                             Accounting at FDISG (since 1997); Director
Westborough, MA 01581                                           of Fund Administration at State Street Bank
                                                                (February 1997 to October 1997); Senior
                                                                Auditor at Price Waterhouse L.L.P. (February
                                                                1994 to February 1997); Manager of Fund
                                                                Accounting at State Street Bank (prior
                                                                thereto).

Linda J. Hoard                51        Secretary               Counsel at FDISG (since 1998); Attorney
4400 Computer Drive                                             Consultant for Fidelity Investments,
Westborough, MA 01581                                           Investors Bank & Trust Company and FDISG
                                                                (September 1994 to June 1998); Vice
                                                                President and Assistant General Counsel at
                                                                MFS Investment Management (prior thereto).

NAME                                    POSITION(S)             PRINCIPAL OCCUPATION(S)
AND ADDRESS                   AGE       WITH TRUST              DURING PAST 5 YEARS

Teresa M.R. Hamlin            34        Assistant               Counsel at FDISG (since 1994); Paralegal
4400 Computer Drive                     Secretary               Manager at The Boston Company Advisors, Inc.
Westborough, MA 01581                                           (prior thereto).

Therese Hogan                 36        Assistant               Director of the State Regulation Department
4400 Computer Drive                     Secretary               at FDISG (since 1994); Senior Legal
Westborough, MA 01581                                           Assistant at Palmer and Dodge (prior
                                                                thereto).


     Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with the Investment Adviser, First Data Investor Services Group, Inc. ("FDISG"), a wholly-owned subsidiary of First Data Corporation, First Data Distributors, Inc., a subsidiary of FDISG, ("FDDI" and collectively with FDISG, "First Data") and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. As a result of the responsibilities assumed by the Investment Adviser under the Advisory Agreement for the Portfolio, by Northern under its Transfer Agency Agreement, Custodian Agreement, and Co-Administration Agreement with the Trust, by FDISG under its Co-Administration Agreement with the Trust and by FDDI under its Distribution Agreement with the Trust, the Trust itself requires no employees.

     Each officer holds comparable positions with certain other investment companies of which First Data or an affiliate thereof is the investment adviser, administrator and/or distributor.

     Each Trustee earns a quarterly retainer of $6,750 and the Chairman of the Board earns a quarterly retainer of $10,125. Each Trustee, including the Chairman of the Board, earns an additional fee of $2,500 for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

     In addition, the Trustees have established an Audit Committee consisting of three members including a Chairman of the Committee. The Audit Committee members are Messrs. Condon, Kelsey and Strubel (Chairman). Each member earns a fee of $2,500 for each meeting attended and the Chairman earns a quarterly retainer of $1,500.

     Each Trustee will hold office for an indefinite  term until the earliest of
(1) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (2) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust's Agreement and Declaration of Trust, or (3) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote), on the last day of the fiscal year of the Trust in which he or she attains the age of 72 years.

     The Trust's officers do not receive fees from the Trust for services in such capacities, although FDISG, of which they are also officers, receives fees from the Trust for administrative services.

     The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the one-year period ended November 30, 1998:

                                  Aggregate Compensation        Pension or Retirement Benefits       Total Compensation From Trust
                                  from the Trust                Accrued as a Part of Trust's         Paid
Name of Trustee                                                 Expenses                             to Trustees

William H. Springer               $46,750                       N/A                                  $46,750
Richard G. Cline                  $34,000                       N/A                                  $34,000
Edward J. Condon, Jr.             $37,000                       N/A                                  $37,000
John W. English                   $32,500                       N/A                                  $32,500
Sandra Polk Guthman               $34,000                       N/A                                  $34,000
Frederick T. Kelsey               $37,000                       N/A                                  $37,000
Richard P. Strubel                $42,250                       N/A                                  $42,250

Investment Adviser, Transfer Agent and Custodian

     Northern, a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company, is one of the nation's leading providers of trust and investment management services (the "Investment Adviser"). Northern is one of the strongest banking organizations in the United States. Northern believes it has built its organization by serving clients with integrity, a commitment to quality, and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. With respect to such clients, the Trust is designed to assist (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and may also provide educational material to their employees, (ii) employers who provide post-retirement Employees' Beneficiary Associations ("VEBA") and require investments that respond to the impact of federal regulations, (iii) insurance companies with the day-to-day management of uninvested cash balances as well as with longer-term investment needs, and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives. As of September 30, 1999, the Investment Adviser and its affiliates had approximately $___ billion in assets under management for clients including public and private retirement funds, endowments, foundations, trusts, corporations, other investment companies and individuals.

     Subject to the general supervision of the Board of Trustees, the Investment Adviser makes decisions with respect to, and place orders for, all purchases and sales of portfolio securities for the Portfolio. The Advisory Agreement with the Trust provides that in selecting brokers or dealers to place orders for transactions (a) on common and preferred stocks, the Investment Adviser shall use its best judgment to obtain the best overall terms available, and (b) on bonds and other fixed income obligations, the Investment Adviser shall attempt to obtain best net price and execution. In assessing the best overall terms available for any transaction, the Investment Adviser is to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, the Investment Adviser may consider the brokerage and research services provided to the Portfolio and/or other accounts over which the Investment Adviser or an affiliate of Northern exercises investment discretion. A broker or dealer providing brokerage and/or research services may receive a higher commission than another broker or dealer would receive for the same transaction. These brokerage and research services may include industry and company analyses, portfolio services, quantitative data, market information systems and economic and political consulting and analytical services.

     Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Investment Adviser will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The Portfolio may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolio will engage in this practice, however, only when the Investment Adviser believes such practice to be in the Portfolio's interests.

     On occasions when the Investment Adviser deems the purchase or sale of a security to be in the best interests of the Portfolio as well as other fiduciary or agency accounts managed by it (including any other portfolio, investment company or account for which the Investment Adviser act as adviser), the Advisory Agreement provides that the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other accounts in order to obtain best overall terms available with respect to common and preferred stock, and best net price and execution with respect to bonds and other fixed income obligations. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for the Portfolio or the amount of the securities that are able to be sold for the Portfolio.

     The Advisory Agreement provides that the Investment Adviser may render similar services to others so long as its services under such Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify the Investment Adviser against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Agreement) or, in lieu thereof, contribute to resulting losses.

     Under its Transfer Agency Agreement with the Trust, with respect to shares held by Institutions, Northern has undertaken to perform some or all of the following services: (1) establish and maintain an omnibus account in the name of each Institution; (2) process purchase orders and redemption requests from an Institution, and furnish confirmations and disburse redemption proceeds; (3) act as the income disbursing agent of the Trust; (4) answer inquiries from Institutions; (5) provide periodic statements of account to each Institution;
(6) process and record the issuance and redemption of shares in accordance with instructions from the Trust or its administrator; (7) if required by law, prepare and forward to Institutions shareholder communications (such as proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices); (8) preserve all records; and (9) furnish necessary office space, facilities and personnel. Under the Transfer Agency Agreement, with respect to shares held by investors, Northern has also undertaken to perform some or all of the following services: (1) establish and maintain separate accounts in the name of the investors; (2) process purchase orders and redemption requests, and furnish confirmations in accordance with applicable law; (3) disburse redemption proceeds; (4) process and record the issuance and redemption of shares in accordance with instructions from the Trust or its administrator; (5) act as income disbursing agent of the Trust in accordance with the terms of the Prospectus and instructions from the Trust or its administrator; (6) provide periodic statements of account; (7) answer inquiries (including requests for prospectuses and statements of additional information, and assistance in the completion of new account applications) from investors and respond to all requests for information regarding the Trust (such as current price, recent performance, and yield data) and questions relating to accounts of investors (such as possible errors in statements, and transactions);
(8) respond to and seek to resolve all complaints of investors with respect to the Trust or their accounts; (9) furnish proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices to investors; (10) furnish the Trust with all pertinent Blue Sky information;
(11) perform all required tax withholding; (12) preserve records; and (13) furnish necessary office space, facilities and personnel. Northern may appoint one or more sub-transfer agents in the performance of its services.

     As compensation for the services rendered by Northern under the Transfer Agency Agreement and the assumption by Northern of related expenses, Northern is entitled to a fee from the Trust, payable monthly, at an annual rate of .01%,
 .10% and .15% of the average daily net asset value of the Class A, C and D Shares, respectively, of the Portfolio.

     Under its Custodian Agreement with the Trust, Northern (1) holds the Portfolio's cash and securities, (2) maintains such cash and securities in separate accounts in the name of the Portfolio, (3) makes receipts and disbursements of funds on behalf of the Portfolio, (4) receives, delivers and releases securities on behalf of the Portfolio, (5) collects and receives all income, principal and other payments in respect of the Portfolio's investments held by Northern under the Agreement, and (6) maintains the accounting records of the Trust. Northern may employ one or more subcustodians, provided that Northern, subject to certain monitoring responsibilities, shall have no more responsibility or liability to the Trust on account of any action or omission of any subcustodian so employed than such subcustodian has to Northern and that the responsibility or liability of the subcustodian to Northern shall conform to the resolution of the Trustees of the Trust authorizing the appointment of the particular subcustodian (or, in the case of foreign securities, to the terms of any agreement entered into between Northern and such subcustodian to which such resolution relates). In addition, the Trust's custodial arrangements provide, with respect to foreign securities, that Northern shall not be: (i) responsible for the solvency of any subcustodian appointed by it with reasonable care; (ii) responsible for any act, omission, default or for the solvency of any eligible foreign securities depository; and (iii) liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism or any loss where the subcustodian has otherwise exercised reasonable care. Northern may also appoint agents to carry out such of the provisions of the Custodian Agreement as Northern may from time to time direct, provided that the appointment of an agent shall not relieve Northern of any of its responsibilities under the Agreement. Northern has entered into agreements with financial institutions and depositories located in foreign countries with respect to the custody of the Portfolio's foreign securities.

     As compensation for the services rendered to the Trust by Northern as custodian with respect to the Portfolio, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows: (i) $18,000 annually for the Portfolio, plus (ii) 1/100th of 1% annually of the Portfolio's average daily net assets to the extent it exceeds $100 million, plus (iii) a fixed dollar fee for each trade in portfolio securities, plus (iv) a fixed dollar fee for each time that Northern as Custodian receives or transmits funds via wire, plus (v) reimbursement of expenses incurred by Northern as custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses (iii) and (iv) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern may permanently or temporarily waive all or any portion of any upward adjustment.

     Northern's fees under the Custodian Agreement are subject to reduction based on the Portfolio's daily uninvested cash balances (if any).

     Unless sooner terminated, the Advisory Agreement, the Custodian Agreement and the Transfer Agency Agreement will continue in effect with respect to the Portfolio until April 30, 2000 and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Trustees or by the vote of a majority of the outstanding shares of the Portfolio (as defined below under "Other Information"). Each agreement is terminable at any time without penalty by the Trust (by specified Trustee or shareholder action) on 60 days' written notice to Northern and by Northern on 60 days' written notice to the Trust.

     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Northern believes that it may perform the services contemplated by its agreements with the Trust without violation of such banking laws or regulations, which are applicable to it. It should be noted, however, that future changes in either Federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Northern from continuing to perform such services for the Trust.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of Northern in connection with the provision of services on behalf of the Trust, the Trust might be required to alter materially or discontinue its arrangements with Northern and change its method of operations. It is not anticipated, however, that any change in the Trust's method of operations would affect the net asset value per share of the Portfolio or result in a financial loss to any shareholder. Moreover, if current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing shares of an open-end investment company were relaxed, the Trust expects that Northern and its affiliates would consider the possibility of offering to perform some or all of the services now provided by First Data. It is not possible, of course, to predict whether or in what form such restrictions might be relaxed or the terms upon which Northern and its affiliates might offer to provide services for consideration by the Trustees.

     Under a Service Mark License Agreement with the Trust, Northern Trust Corporation has agreed that the name "Northern Institutional Funds" may be used in connection with the Trust's business on a royalty-free basis. Northern Trust Corporation has reserved to itself the right to grant the non-exclusive right to use the name "Northern Institutional Funds" to any other person. The Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name "Northern Institutional Funds."

Portfolio Transactions

     To the extent that the Portfolio effects brokerage transactions with First Data or any broker/dealer affiliated directly or indirectly with the Investment Adviser, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker/dealer effecting such transactions, will be fair and reasonable to the shareholders of the Portfolio.

Portfolio Valuation

     U.S. and foreign investments held by the Portfolio are valued at the last quoted sales price on the exchange on which such securities are primarily traded, except that securities listed on an exchange in the United Kingdom are valued at the average of the closing bid and ask prices. If any securities listed on a U.S. securities exchange are not traded on a valuation date, they will be valued at the last quoted bid price. If securities listed on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted trade price. Securities which are traded in the U.S. over-the-counter markets are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are valued at the last sales price, except that such securities traded in the United Kingdom are valued at the average of the closing bid and ask prices. Shares of investment companies held by the Portfolio will be valued at their respective net asset values. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost which the Investment Adviser has determined, pursuant to Board authorization, approximates market value. Securities may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Co-Administrators and Distributor

     Northern and FDISG, 4400 Computer Drive, Westborough, Massachusetts 01581, act as co-administrators for the Portfolio under a Co-Administration Agreement with the Trust. Subject to the general supervision of the Trust's Board of Trustees, Northern and FDISG (the "Co-Administrators") provide supervision of all aspects of the Trust's non-investment advisory operations and perform various corporate secretarial, treasury and blue sky services, including but not limited to: (a) maintaining office facilities and furnishing corporate officers for the Trust; (b) furnishing data processing services, clerical services, and executive and administrative services and standard stationery and office supplies; (c) performing all functions ordinarily performed by the office of a corporate treasurer, and furnishing the services and facilities ordinarily incident thereto, such as expense accrual monitoring and payment of the Trust's bills, preparing monthly reconciliation of the Trust's expense records, updating projections of annual expenses, preparing materials for review by the Board of Trustees and compliance testing; (d) preparing and submitting reports to the Trust's shareholders and the SEC; (e) preparing and printing financial statements; (f) preparing monthly Portfolio profile reports; (g) preparing and filing the Trust's federal and state tax returns (other than those required to be filed by the Trust's custodian and transfer agent) and providing shareholder tax information to the Trust's transfer agent; (h) assisting in marketing strategy and product development; (i) performing oversight/management responsibilities, such as the supervision and coordination of certain of the Trust's service providers; (j) effecting and maintaining, as the case may be, the registration of shares of the Trust for sale under the securities laws of various jurisdictions; (k) assisting in maintaining corporate records and good standing status of the Trust in its state of organization; and (l) monitoring the Trust's arrangements with respect to services provided by Servicing Agents to their customers who are the beneficial owners of shares, pursuant to servicing agreements between the Trust and such Servicing Agents.

     Subject to the limitations described below, as compensation for their administrative services and the assumption of related expenses, the Co-Administrators are entitled to a fee from the Portfolio, computed daily and payable monthly, at an annual rate of .10% of the average daily net assets of the Portfolio. The Co-Administrators will reimburse each Portfolio for its expenses (including administration fees payable to the Co-Administrators, but excluding advisory fees, transfer agency fees, servicing fees and extraordinary expenses) which exceed on an annualized basis .10% of the Portfolio's average daily net assets.

     Unless sooner terminated, the Co-Administration Agreement will continue in effect until April 30, 2001, and thereafter for successive one-year terms with respect to the Portfolio, provided that the Agreement is approved annually (1) by the Board of Trustees or (2) by the vote of a majority of the outstanding shares of the Portfolio (as defined below under "Other Information"), provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to the Agreement and who are not interested persons (as defined in the 1940 Act) of any party thereto, by vote cast in person at a meeting called for the purpose of voting on such approval. The Co-Administration Agreement is terminable at any time after April 30, 2001, without penalty by the Trust on at least 60 days written notice to the Co-Administrators. Each Co-Administrator may terminate the Co-Administration Agreement with respect to itself at any time after April 30, 2001 without penalty on at least 60 days written notice to the Trust and the other Co-Administrator.

     The Trust may terminate the Co-Administration Agreement prior to April 30, 2001, in the event that the Trust or its shareholders incur damages in excess of $100,000 as a result of the willful misfeasance, bad faith or negligence of the Co-Administrators, or the reckless disregard of their duties under the Agreement. The Trust may also terminate the Co-Administration Agreement prior to April 30, 2001, in the event that the Co-Administrators fail to meet one of the performance standards set forth in the Agreement.

     The Trust has entered into a Distribution Agreement with FDDI, under which FDDI, as agent, sells shares of the Portfolio on a continuous basis. FDDI pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Trust and of sales presentations, advertising and other distribution efforts. No compensation is payable by the Trust to FDDI for such distribution services.

     The Co-Administration Agreement provides that the Co-Administrators may render similar services to others so long as their services under such Agreement are not impaired thereby. The Co-Administration Agreement also provides that the Trust will indemnify each Co-Administrator against all claims except those resulting from the willful misfeasance, bad faith or negligence of such Co-Administrator, or the Co-Administrator's breach of confidentiality. The Distribution Agreement provides that the Trust will indemnify FDDI against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by FDDI, or those resulting from the willful misfeasance, bad faith or negligence of FDDI, or FDDI's breach of confidentiality. FDDI is a wholly-owned subsidiary of FDISG, which is a wholly-owned subsidiary of First Data Corporation.

Shareholder Servicing Plan

     As stated in the Portfolio's Prospectus, Servicing Agents may enter into servicing agreements with the Trust under which they provide (or arrange to have provided) support services to their Customers or other investors who beneficially own such shares in consideration of the Portfolio's payment of not more than .15% and .25% (on an annualized basis) of the average daily net asset value of the Class C and D Shares, respectively, beneficially owned by such Customers or investors.

     Services provided by or arranged to be provided by Servicing Agents under their servicing agreements may include: (1) establishing and maintaining separate account records of Customers or other investors; (2) providing Customers or other investors with a service that invests their assets in shares of certain classes pursuant to specific or pre-authorized instructions, and assistance with new account applications; (3) aggregating and processing purchase and redemption requests for shares of certain classes from Customers or other investors, and placing purchase and redemption orders with the Transfer Agent; (4) issuing confirmations to Customers or other investors in accordance with applicable law; (5) arranging for the timely transmission of funds representing the net purchase price or redemption proceeds; (6) processing dividend payments on behalf of Customers or other investors; (7) providing information periodically to Customers or other investors showing their positions in shares; (8) responding to Customer or other investor inquiries (including requests for prospectuses), and complaints relating to the services performed by the Servicing Agents; (9) acting as liaison with respect to all inquiries and complaints from Customers and other investors relating to errors committed by the Trust or its agents, and other matters pertaining to the Trust; (10) providing or arranging for another person to provide subaccounting with respect to shares of certain classes beneficially owned by Customers or other investors;
(11) if required by law, forwarding shareholder communications from the Trust (such as proxy statements and proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers and other investors; (12) providing such office space, facilities and personnel as may be required to perform their services under the servicing agreements; (13) maintaining appropriate management reporting and statistical information; (14) paying expenses related to the preparation of educational and other explanatory materials in connection with the development of investor services; (15) developing and monitoring investment programs; and (16) providing such other similar services as the Trust may reasonably request to the extent the Servicing Agents are permitted to do so under applicable statutes, rules and regulations.

     The Trust's agreements with Servicing Agents are governed by a Plan (called the "Shareholder Servicing Plan"), which has been adopted by the Board of Trustees. Pursuant to the Shareholder Servicing Plan, the Board of Trustees will review, at least quarterly, a written report of the amounts expended under the Trust's agreements with Servicing Agents and the purposes for which the expenditures were made. In addition, the arrangements with Servicing Agents must be approved annually by a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

     The Board of Trustees has approved the arrangements with Servicing Agents based on information provided by the Trust's service contractors that there is a reasonable likelihood that the arrangements will benefit the Portfolio and its shareholders by affording the Portfolio greater flexibility in connection with the servicing of the accounts of the beneficial owners of its shares in an efficient manner.

Counsel and Auditors

     Drinker Biddle & Reath LLP, with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serve as counsel to the Trust.

     Ernst & Young LLP, independent auditors, 233 S. Wacker Drive, Chicago, Illinois 60606, have been selected as auditors of the Trust. In addition to audit services, Ernst & Young LLP reviews the Trust's Federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.

In-Kind Purchases and Redemptions

     Payment for shares of the Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio as described in the Prospectus. For further information about this form of payment, contact Northern. In connection with an in-kind securities payment, the Portfolio will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Portfolio and that the Portfolio receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Portfolio; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

     Although the Portfolio generally will redeem shares in cash, it reserves the right to pay redemptions by a distribution in-kind of securities (instead of cash) from the Portfolio. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Portfolio's net asset value per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

                             PERFORMANCE INFORMATION

     The performance of a class of shares of the Portfolio may be compared to those of other mutual funds with similar investment objectives and to bond, stock and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of shares may be compared to data prepared by Lipper Analytical Services, Inc. or other independent mutual fund reporting services. In addition, the performance of a class may be compared to the Russell 2000 Index or the Dow Jones Industrial Average. Performance data as reported in national financial publications such as Money Magazine, Morningstar, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a class of shares of the Portfolio.

     The Portfolio calculates its total return on an "average annual total return" basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in the Portfolio over the measuring period. Total return for the Portfolio may also be calculated on an "aggregate total return" basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the shares and assume that any dividends and capital gain distributions made by the Portfolio during the period are reinvested in the shares of the Portfolio. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of the Portfolio for any one year in the period might have been more or less than the average for the entire period. The Portfolio may also advertise from time to time the total return on a year-by-year or other basis for various specific periods by means of quotations, charts, graphs or schedules.

     The Portfolio calculates its "average annual total return" for a class of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                               T = (ERV/P) 1/n -1


           Where:       T =       average annual total return;

                        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

                        P =       hypothetical initial payment of $1,000; and

                        n = period covered by the computation, expressed in years.

     The Portfolio calculates its "aggregate total return" for a class of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                     Aggregate Total Return = T = (ERV/P) -1

     The calculations of "aggregate total return" will be made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date and (2) all recurring fees charged to all shareholder accounts are included. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

     The yield of a class of shares of the Portfolio is computed based on the net income of such class during a 30-day (or one month) period (which period will be identified in connection with the particular yield quotations). More specifically, the Portfolio's yield for a class of shares is computed by dividing the per share net income of the class during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

     The Portfolio's 30-day (or one month) standard yield is calculated for each class in accordance with the method prescribed by the SEC for mutual funds:


                            Yield = 2[(a-b/cd+1)6 - 1]

Where:                     a =       dividends and interest earned during the
                                           period;

                           b =       expenses accrued for the period (net of
                                           reimbursements);

                           c =       average daily number of shares outstanding
                                           during the period entitled to receive
                                           dividends; and

                           d =     net asset value per share on the last day of
                                           the period.

     Because of the different servicing fees and transfer agency fees payable with respect to Class A, C and D Shares in the Portfolio, performance quotations for shares of Class C and D of the Portfolio will be lower than the quotations for Class A Shares of the Portfolio, which will not bear any fees for shareholder support services and will bear minimal transfer agency fees.

     The performance of each class of shares of the Portfolio is based on historical earnings, will fluctuate and is not intended to indicate future performance. The investment return and principal value of an investment in a class will fluctuate so that when redeemed, shares may be worth more or less than their original cost. Performance information may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Total return data should also be considered in light of the risks associated with the Portfolio's composition, quality, maturity, operating expenses and market conditions. Any fees charged by Institutions directly to their Customer accounts in connection with investments in the Portfolio will not be included in calculations of performance information.

TAXES

     The following summarizes certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Portfolio's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

GENERAL

     The Portfolio will elect to be taxed separately as a regulated investment company (a "RIC"). To qualify as a RIC, the Portfolio generally must distribute an amount equal to at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for each year (the "Distribution Requirement") and satisfy certain other requirements. The Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities or currencies. Also, at the close of each quarter of the taxable year, it is generally required that at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses. The Portfolio intends to comply with these RIC requirements.

     If for any taxable year the Portfolio were not to qualify as a RIC, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions by the Portfolio would be taxable to shareholders as ordinary income to the extent of the Portfolio's current and accumulated earnings and profits, and would be eligible for the dividends-received deduction in the case of corporate shareholders .

     The Internal Revenue Code imposes a nondeductible 4% excise tax on RICs that fail currently to distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax. The Portfolio also intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If the Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax.

     The Trust will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for prior failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he is not subject to backup withholding or that he is an "exempt recipient."

Foreign Investors

     Foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by the Portfolio of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, regardless of the extent, if any, to which the income or gain is derived from non-U.S. investments of the Portfolio. For this purpose, foreign shareholders include individuals other than U.S. citizens, residents and certain nonresident aliens, and foreign corporations, partnerships, trusts and estates. A foreign shareholder generally will not be subject to U.S. income or withholding tax in respect of proceeds from or gain on the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of the Portfolio), provided such shareholder submits a statement, signed under penalties of perjury, attesting to such shareholder's exempt status. Different tax consequences apply to a foreign shareholder engaged in a U.S. trade or business or present in the U.S. for 183 days or more in a year. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in the Portfolio.

Conclusion

     The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Additional Statement. Such laws and regulations may be changed by legislative or administrative action. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are advised to consult their tax advisers with specific reference to their own tax situation, including the application of state and local taxes.

     Although the Portfolio expects to qualify as a RIC and to be relieved of all or substantially all Federal taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.

DESCRIPTION OF SHARES

     The Trust Agreement permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trustees may hereafter create series in addition to the Trust's nineteen existing series, which represent interests in the Trust's nineteen respective portfolios. The Trust Agreement also permits the Board of Trustees to classify or reclassify any unissued shares into classes within a series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in three separate classes of shares in the Portfolio: Class A, C and D Shares.

     Under the terms of the Trust Agreement, each share of the Portfolio is without par value, represents an equal proportionate interest in the Portfolio with each other share of its class in the same Portfolio and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Trustees. Upon any liquidation of the Portfolio, shareholders of each class of the Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described under "About Your Account -- Selling Shares" in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by the Portfolio may be suspended for more than seven days
(a) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Portfolio normally utilizes is closed or is restricted as determined by the SEC, (b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Portfolio to dispose of instruments owned by it or fairly to determine the value of its net assets, or (c) for such other period as the SEC may by order permit for the protection of the shareholders of the Portfolio. The Trust may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of the Portfolio are redeemable at the unilateral option of the Trust if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of the Portfolio. Shares when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below. In the interests of economy and convenience, certificates representing shares of the Portfolio are not issued.

     The proceeds received by the Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of the Portfolio. The underlying assets of the Portfolio will be segregated on the books of account, and will be charged with the liabilities and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolio are normally allocated in proportion to the net asset value of the Portfolio except where allocations of direct expenses can otherwise be fairly made.

     Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above. In addition, shareholders of each of the classes in a particular investment portfolio have equal voting rights except that only shares of a particular class of an investment portfolio will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to shareholder servicing expenses and transfer agency fees that are payable by that class.

     The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as "dollar-based voting"). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. To the extent required by law, the Trust will assist in shareholder communications in connection with a meeting called by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees may determine or may be required by law.

     The Trust Agreement authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a "master-feeder" structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

     The Trust Agreement also authorizes the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger, consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

     The Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders.

     The Trust Agreement permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

     Under the Delaware Business Trust Act (the "Delaware Act"), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refuses to apply Delaware law; (2) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (3) the applicable series of the Trust is unable to meet its obligations.

     The Trust Agreement provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. However, nothing in the Trust Agreement protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust Agreement provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

     In addition to the requirements of Delaware law, the Trust Agreement provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trust Agreement also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

     The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). To the extent provided by the Trustees in the appointment of Series Trustees, Series Trustees
(a) may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust; (b) may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees under the Trust Agreement with respect to such series or class; and/or (c) may have no power or authority with respect to any other series or class. The Trustees are not currently considering the appointment of Series Trustees for the Trust.

     As of July 31, 1999, substantially all of the Trust's portfolios' outstanding shares were held of record by Northern for the benefit of its customers and the customers of its affiliates and correspondent banks that have invested in the portfolios. As of the same date, Northern possessed sole or shared voting and/or investment power for its customer accounts with respect to less than [10%] of the Trust's outstanding shares. As of the same date, the Trust's Trustees and officers as a group owned beneficially less than 1% of the outstanding shares of each class of each portfolio.


                                OTHER INFORMATION

     The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

     The Portfolio is responsible for the payment of its expenses. Such expenses include, without limitation, the fees and expenses payable to Northern and First Data, brokerage fees and commissions, fees for the registration or qualification of Portfolio shares under Federal or state securities laws, expenses of the organization of the Portfolio, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses, servicing fees, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, compensation and expenses of its Trustees, expenses for industry organizations such as the Investment Company Institute, miscellaneous expenses and extraordinary expenses incurred by the Trust.

     The term "majority of the outstanding shares" of either the Trust or the Portfolio means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of the Trust or the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or the Portfolio.

     Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.


                                   APPENDIX A

COMMERCIAL PAPER RATINGS

     A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

     "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

     Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

     Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson
BankWatch:

     "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

     "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

     The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

     Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

     The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

     "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

     "BBB" - Debt possesses below-average protection factors but such protection
     factors  are  still   considered   sufficient   for   prudent   investment.
     Considerable variability in risk is present during economic cycles.

     "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

     To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

     The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

     "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

     "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC", "CC" and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved and "D" represents the lowest potential for recovery.

     To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

     Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

     "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

     "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

     "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BB," "B," "CCC," and "CC" - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

     "D" - This designation indicates that the long-term debt is in default.

     PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

     A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

     "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection that are ample although not so large as in the preceding group.

     "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

     "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.

     Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B

     To the extent stated in the Prospectus, the Portfolio may enter into certain futures transactions. Such transactions are described in this Appendix.

I.         Interest Rate Futures Contracts

     Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Portfolio may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

     The Portfolio presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Portfolio, by using futures contracts.

     Interest rate future contracts can also be used by the Portfolio for non-hedging (speculative) purposes to increase total return.


     Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by the Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Portfolio's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Portfolio is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Portfolio entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, the Portfolio realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government
National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Portfolio may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

II.        Index Futures Contracts

     General. A stock or bond index assigns relative values to the stocks or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market indexes, such as Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. To the extent consistent with its investment objective, the Portfolio may also engage in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

     The Portfolio may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Portfolio will purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

     In addition, the Portfolio may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Portfolio expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     Index futures contracts may also be used by the Portfolio for non-hedging (speculative) purposes to increase total return.

III.       Futures Contracts on Foreign Currencies

     A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Portfolio to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV.        Margin Payments

     Unlike purchases or sales of portfolio securities, no price is paid or received by the Portfolio upon the purchase or sale of a futures contract. Initially, the Portfolio will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when the Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, Investment Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

V.         Risks of Transactions in Futures Contracts

     There are several risks in connection with the use of futures by the Portfolio. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Portfolio involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Investment Adviser. Conversely, the Portfolio may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Investment Adviser. It is also possible that, where the Portfolio has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities.

     When futures are purchased to hedge against a possible increase in the price of securities or a currency before the Portfolio is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Investment Adviser may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Portfolio is also subject to the Investment Adviser's ability to predict correctly movements in the direction of the market. For example, if the Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

VI.        Options on Futures Contracts

     The Portfolio may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Portfolio will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. As an example, in anticipation of a decline in interest rates, the Portfolio may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Portfolio intends to purchase. Similarly, if the value of the securities held by the Portfolio is expected to decline as a result of an increase in interest rates, the Portfolio might purchase put options or sell call options on futures contracts rather than sell futures contracts.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII.       Other Matters

     Accounting for futures contracts will be in accordance with generally accepted accounting principles.



                                       PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                     SHARES

                          NORTHERN INSTITUTIONAL FUNDS

                               MUNICIPAL PORTFOLIO

     This Statement of Additional Information dated October ___ (the "Additional Statement") is not a prospectus. Copies of the prospectus dated October ____, 1999 for the Shares of the Municipal Portfolio (the "Portfolio") of Northern Institutional Funds (the "Prospectus") may be obtained without charge by calling 1-800-637-1380 (toll-free). The Portfolio also offers two additional share classes, Service Shares and Premier Shares, which are described in a separate statement of additional information. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.


                                      INDEX

                                                                            Page

ADDITIONAL INVESTMENT INFORMATION.........................................
             Classification and History...................................
             Investment Objective, Strategies and Risks...................
             Investment Restrictions......................................

ADDITIONAL TRUST INFORMATION..............................................
             Trustees and Officers........................................
             Investment Adviser, Transfer Agent and Custodian.............
             Portfolio Transactions.......................................
             Co-Administrators and Distributor............................
             Counsel and Auditors.........................................
             In-Kind Purchases and Redemptions............................
             Third-Party Fees and Requirements............................

PERFORMANCE INFORMATION...................................................

AMORTIZED COST VALUATION..................................................

DESCRIPTION OF SHARES.....................................................

ADDITIONAL INFORMATION CONCERNING TAXES...................................
             General......................................................
             Foreign Investors............................................
             Conclusion...................................................

OTHER INFORMATION.........................................................

APPENDIX A................................................................

     No person has been authorized to give any information or to make any representations not contained in this Additional Statement or in the Prospectus in connection with the offering of Shares made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or by the distributor in any jurisdiction in which such offering may not lawfully be made.

     An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

                        ADDITIONAL INVESTMENT INFORMATION

                           Classification and History

     Northern Institutional Funds (the "Trust") is an open-end, management investment company. The Portfolio is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act").

     The Portfolio is a series of the Trust, which was formed as a Delaware business trust on July 1, 1997 under an Agreement and Declaration of Trust (the "Trust Agreement"). The Trust is the result of a reorganization of a Massachusetts business trust known as The Benchmark Funds on March 31, 1998. The Trust's name was changed from The Benchmark Funds to the Northern Institutional Funds on July 15, 1998. The Trust also offers six fixed income, four money market, one balanced, and seven equity portfolios, which are not described in this document.

Investment Objective, Strategies and Risks

     The following supplements the investment objective, strategies and risks of the Portfolio as set forth in the Prospectus. Except as expressly noted below, the investment objective and policies of the Portfolio may be changed shareholder approval.

Commercial Paper,  Bankers'  Acceptances,  Certificates of Deposit and Time
Deposits

     Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes and bankers' acceptances rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

     The Portfolio may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Zero Coupon

     To the extent consistent with its investment objective, the Portfolio may invest in zero coupon bonds. Zero coupon bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon bonds generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree of changes in interest rates than interest bearing securities having similar maturities and credit quality.

     Zero coupon bonds involve the additional risk that, unlike securities that periodically pay interest to maturity, the Portfolio will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Portfolio may obtain no return at all on its investment. In addition, even though such securities do no provide for the payment of current interest in cash, the Portfolio is nonetheless required to accrue income on such investment for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, the Portfolio may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy Federal tax distribution requirements applicable to the Portfolio.

U.S. Government Obligations

     Examples of the types of U.S. Government obligations that may be acquired by the Portfolio include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, and the Maritime Administration.

     Securities guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities are also deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any agency or instrumentality thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed.

     To the extent consistent with its investment objective, the Portfolio may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies and instrumentalities. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

Asset-Backed Securities

     To the extent described in the Prospectus, the Portfolio may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made periodically, thus in effect "passing through" such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

     If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity.

     Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

     Asset-backed securities acquired by the Portfolio may include collateralized mortgage obligations ("CMOs") issued by private companies. CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. The Portfolio will not purchase "residual" CMO interests, which normally exhibit greater price volatility.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of FNMA and are not backed by or entitled to full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Supranational Bank Obligations

     The Portfolio may invest in obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the International Bank for Reconstruction and Development). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

Custodial Receipts for Treasury Securities

     The Portfolio may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have state that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue.

U.S. Treasury STRIPS

     The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." The Portfolio may purchase securities registered in the STRIPS program. Under the STRIPS program, the Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. The Portfolio may acquire securities registered under the STRIPS program.

Variable and Floating Rate Instruments

     With respect to the variable and floating rate instruments that may be acquired by the Portfolio as described in the Prospectus, the Investment Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. In determining weighted average portfolio maturity, an instrument may, subject to the Securities and Exchange Commission (the "SEC") regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time the Portfolio can recover payment of principal as specified in the instrument. Where necessary to ensure that a variable or floating rate instrument is of the minimum required credit quality, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     Variable  and  floating  rate  instruments  eligible  for  purchase  by the
Portfolio include variable amount master demand notes, which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate.

     Variable and floating rate instruments held by the Portfolio will be subject to the Portfolio's limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days absent a reliable trading market.

Investment Companies

     With respect to the investments of the Portfolio in the securities of other investment companies, such investments will be limited so that, as determined after a purchase is made, either (a) not more than 3% of the total outstanding stock of such investment company will be owned by the Portfolio, the Trust as a whole and their affiliated persons (as defined in the 1940 Act) or (b) (i) not more than 5% of the value of the total assets of the Portfolio will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio.

     Certain investment companies whose securities are purchased by the Portfolio may not be obligated to redeem such securities in an amount exceeding 1% of the investment company's total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid. Notwithstanding the foregoing, the Portfolio may adhere to more restrictive limitations with respect to its investments in securities issued by other investment companies if required by the SEC or deemed to be in the best interests of Investment Adviser. If required by the 1940 Act, the Portfolio expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

Yields and Ratings

     The yields on certain obligations, including the money market instruments in which the Portfolio invests, are dependent on a variety of factors, including general economic conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of Standard & Poor's Ratings Group, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Rating Co. ("Duff"), Fitch IBCA, Inc. ("Fitch") and Thomson BankWatch, Inc. represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this Additional Statement.

     Subject to the limitations stated in the Prospectus, if a security held by the Portfolio undergoes a rating revision, the Portfolio may continue to hold the security if the Investment Adviser determine such retention is warranted.

Repurchase Agreements

     The Portfolio may agree to purchase  portfolio  securities  from  financial institutions subject to the seller's agreement to repurchase them a mutually agreed upon date and price ("repurchase agreements"). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Portfolio's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Trust's custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

Reverse Repurchase Agreements

     The Portfolio may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). The Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowing under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price. The Portfolio will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Portfolio will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

Securities Lending

     Collateral for loans of portfolio securities made by the Portfolio may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. Government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When the Portfolio lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by the Portfolio if a material event affecting the investment is to occur.

Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions

     The Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

     The Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or negotiate a commitment after entering into it. The Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize a capital gain or loss in connection with these transactions.

     When the Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio will segregate liquid assets having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments until three days prior to the settlement date, or otherwise cover its position. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. For purposes of determining the Portfolio's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

Municipal Instruments

     Opinions relating to the validity of municipal instruments and to Federal and state tax issues relating to these securities are rendered by counsel to the respective issuing authorities at the time of issuance. Such opinions may contain various assumptions, qualifications or exceptions that are reasonably acceptable to Investment Adviser. Neither Trust nor the Investment Adviser will review the proceedings relating to the issuance of municipal instruments or the bases for such opinions.

     Municipal instruments include both "general" and "revenue" obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as lease revenue payments from the user of the facility being financed. Industrial development bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of an industrial revenue bond is usually directly related to the credit standing of the private user of the facility involved.

     The Portfolio may also invest in "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Within the principal classifications of municipal instruments described above there are a variety of categories, including municipal bonds, municipal notes, municipal leases, custodial receipts and participation certificates.
Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases and participation certificates are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Participation certificates may represent participation in a lease, an installment purchase contract, or a conditional sales contract. Certain municipal lease obligations (and related participation certificates) may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in futures years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Municipal leases (and participations in such leases) present the risk that a municipality will not appropriate funds for the lease payments. The Investment Adviser, under the supervision of the Trust's Board of Trustees, will determine the credit quality of any unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the leases will not be cancelled.

     An issuer's obligations under its municipal instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal instruments may be materially adversely affected by litigation or other conditions.

     From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal instruments. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards the Federal income tax status of interest on municipal instruments or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of municipal instruments for investment by the Portfolio and its liquidity and value. In such an event the Board of Trustees would reevaluate the Portfolio's investment objective and policies and consider changes in their structure or possible dissolution.

     Certain of the municipal instruments held by the Portfolio may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Instrument at the time of its original issuance. In the event that the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors. The Portfolio may invest more than 25% of its total assets in municipal instruments covered by insurance policies.

     As described in the Prospectus, the Portfolio may invest in municipal leases, which may be considered liquid under guidelines established by the Trust's Board of Trustees. The guidelines will provide for determination of the liquidity of a municipal lease obligation based on factors including the following: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Investment Adviser, under the supervision of the Trust's Board of Trustees, will also consider the continued marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.

Standby Commitments

     The Portfolio may enter into standby commitments with respect to municipal instruments held by it. Under a standby commitment, a dealer agrees to purchase at the Portfolio's option a specified Municipal Instrument. Standby commitments may be exercisable by the Portfolio at any time before the maturity of the underlying municipal instruments and may be sold, transferred or assigned only with the instruments involved.

     The Portfolio expects that standby commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a standby commitment either separately in cash or by paying a higher price for municipal instruments which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding standby commitments held by the Portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each standby commitment is acquired.

     The Portfolio intends to enter into standby commitments only with dealers, banks and broker-dealers which, in Investment Adviser's opinion, present minimal credit risks. The Portfolio will acquire standby commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a standby commitment will not affect the valuation of the underlying Municipal Instrument. The actual standby commitment will be valued at zero in determining net asset value. Accordingly, where the Portfolio pays directly or indirectly for a standby commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

Illiquid or Restricted Securities

     The Portfolio may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Investment Adviser determines, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Investment Restrictions

     The Portfolio is subject to the fundamental investment restrictions enumerated below which may be changed only by a vote of the holders of a majority of the Portfolio's outstanding shares.

The Portfolio may not:

     (1) Make loans, except (a) through the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

     (2) Mortgage, pledge or hypothecate any assets (other than pursuant to reverse repurchase agreements) except to secure permitted borrowings.

     (3) Purchase or sell real estate or securities issued by real estate investment trusts, but this restriction shall not prevent the Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein.

     (4) Purchase or sell commodities or commodity contracts or oil or gas or other mineral exploration or development programs.

     (5)  Invest  in  companies  for  the  purpose  of  exercising   control  or
     management.

     (6) Act as underwriter of securities (except as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies), purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions), make short sales of securities or maintain a short position, or write puts, calls or combinations thereof.

     (7) Make any investment inconsistent with the Portfolio's classification as a diversified investment company under the 1940 Act.

     (8) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and the Portfolio reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by such U.S. Government obligations or such bank obligations. For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

     (9) Borrow money (other than pursuant to reverse repurchase agreements for the Portfolio described above), except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Portfolio's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Portfolio do not exceed one-third of the Portfolio's total assets. No purchases of securities will be made if borrowings subject to this restriction exceed 5% of the value of the Portfolio's assets. The exceptions in (a) and (b) to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Trust's Portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible. If due to market fluctuations or other reasons the total assets of the Portfolio fall below 300% of its borrowings, the Trust will promptly reduce the borrowings of such Portfolio in accordance with the 1940 Act.

     (10) Notwithstanding any of the Trust's other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), the Portfolio may (a) purchase securities of other investment companies to the full extent permitted under Section 12 of the 1940 Act (or any successor provision thereto) or under any regulation or order of the Securities and Exchange Commission; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, policies and fundamental restrictions as the Portfolio.

                                      * * *

     The freedom of action reserved in Restriction No. 8 with respect to U.S. branches of foreign banks is subject to the requirement that they are subject to the same regulation as domestic branches of U.S. banks. Obligations of U.S. branches of foreign banks may include certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch. Such obligations will meet the criteria for "Eligible Securities" as described in the Prospectus.

     In addition, as a matter of fundamental policy, the Portfolio may not enter into reverse repurchase agreements exceeding in the aggregate one-third of its total assets.

     Also, as a matter of fundamental policy, changeable only with the approval of the holders of a majority of the outstanding shares of the Portfolio, at least 80% of the annual gross income of the Portfolio will be derived from debt instruments, the interest on which is, in the opinion of bond counsel or counsel for issuers, exempt from regular Federal income tax, except in extraordinary circumstances such as when the Investment Adviser believes that market conditions indicate that the Portfolio should adopt a temporary defensive posture by holding uninvested cash or investing in taxable securities. Interest earned by the Portfolio on "private activity bonds" that is treated as an item of tax preference under the Federal alternative minimum tax will be deemed to be exempt from regular Federal income tax for purposes of determining whether the Portfolio meets this fundamental policy.

     Securities held in escrow or separate accounts in connection with the Portfolio's investment practices described in this Additional Statement and in the Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing Investment Restrictions.

     Except to the extent otherwise provided in Investment Restriction No. 8, for the purpose of such restriction in determining industry classification the Trust intends to use the industry classification titles in the Standard Industrial Classification Manual.

     In applying Restriction No. 8 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

     Any restriction which involves a maximum percentage will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolio.

     The Portfolio intends, as a non-fundamental policy, to diversify its investments in accordance with current SEC regulations. Investments in the securities of any single issuer (excluding cash, cash items, certain repurchase agreements, U.S. Government securities and securities of other investment companies) will be limited to not more than 5% of the value of the Portfolio's total assets at the time of purchase, except that 25% of the value of the total assets of the Portfolio may be invested in the securities of any one issuer for a period of up to three Business Days. A security that has an unconditional guarantee meeting special SEC requirements (a "Guarantee") does not need to satisfy the foregoing issuer diversification requirements that would otherwise apply, but the Guarantee is instead subject to the following diversification requirements: immediately after the acquisition of the security, the Portfolio may not have invested more than 10% of its total assets in securities issued by or subject to Guarantees from the same person, except that the Portfolio may, subject to certain conditions, invest up to 25% of its total assets in securities issued or subject to Guarantees of the same person. This percentage is 100% if the Guarantee is issued by the U.S. Government or an agency thereof. In addition, the Portfolio will limit its investments in certain conduit securities that are not rated in the highest short-term rating category as determined by two nationally recognized statistical rating organizations (each an "NRSRO") (or one NRSRO if the security is rated by only one NRSRO) or, if unrated, are not of comparable quality to First Tier Securities ("Second Tier Securities"), to 5% of its total assets, with investments in any one such issuer being limited to no more than 1% of the Portfolio's total assets or $1 million, whichever is greater, measured at the time of purchase. Conduit securities subject to this limitation are municipal instruments that are not subject to a Guarantee and involve an arrangement whereunder a person, other than a municipal issuer, provides for or secures repayment of the security and are not: (i) fully and unconditionally guaranteed by a municipal issuer; or (ii) payable from the general revenues of the municipal issuer or other municipal issuers; or (iii) related to a project owned and operated by a municipal issuer; or (iv) related to a facility leased to and under the control of an industrial or commercial enterprise that is part of a public project which, as a whole, is owned and under the control of a municipal issuer.

     In addition to the foregoing, the Portfolio is subject to additional diversification requirements imposed by SEC regulations on the acquisition of securities subject to other types of demand features.

                          ADDITIONAL TRUST INFORMATION

TRUSTEES AND OFFICERS

     The business and affairs of the Trust and the Portfolio are managed under the direction of the Trust's Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below.

NAME                                       POSITION(S)           PRINCIPAL OCCUPATION(S)
AND ADDRESS                      AGE       WITH TRUST            DURING PAST 5 YEARS

William H. Springer              69        Chairman              Director of Walgreen Co. (a retail drug
701 Morningside Drive                      and                   store business) since April 1988; Director
Lake Forest, IL 60045                      Trustee               of Baker, Fentress & Co. (a closed-end,
                                                                 non-diversified management investment
                                                                 company) from April 1992 to present; Trustee
                                                                 of Goldman Sachs Trust from 1989 to present.

Richard Gordon Cline             64        Trustee               Chairman and Director of Hussman
4200 Commerce Court,                                             International Inc. (commercial refrigeration
Suite 300                                                        company) since January 1998; Chairman of
Lisle, IL 60532                                                  Hawthorne Inc. (a management advisory
                                                                 services and private investment company)
                                                                 since January 1996; Chairman, President and
                                                                 CEO of NICOR Inc. (a diversified public
                                                                 utility holding company) from 1985 to 1996;
                                                                 Chairman and Director of the Federal Reserve
                                                                 Bank of Chicago from 1992 to 1995; Director
                                                                 of Central DuPage Health System, Pet
                                                                 Incorporated, Whitman Corporation (a
                                                                 diversified holding company), Kmart
                                                                 Corporation (a retailing company), Ryerson
                                                                 Tull, Inc. (a metals distribution company)
                                                                 and University of Illinois Foundation.

Edward J. Condon, Jr.            58        Trustee               Chairman and CEO of The Paradigm Group, Ltd.
Sears Tower, Suite 9650                                          (a financial advisor) since July 1993;
233 S. Wacker Drive                                              within the last five years he has served as
Chicago, IL 60606                                                Vice Chairman and Director of Energenics
                                                                 L.L.C.; Director of Financial Pacific
                                                                 Company; Member of the Board of Managers of
                                                                 The Liberty Hampshire Company, LLC; Member
                                                                 of Advisory Board of Real-Time U.S.A., Inc;
                                                                 Member of the Board of Directors of
                                                                 University Elder Care, Inc; Member of the
                                                                 Board of Directors of the Girl Scouts of
                                                                 Chicago; Member of the Board of Trustees of
                                                                 Dominican University.

John W. English                  66        Trustee               Private Investor since 1993; Vice President
50-H New England Ave.                                            and Chief Investment Officer of The Ford
P.O. Box 640                                                     Foundation (a charitable trust) from 1981
Summit, NJ 07902-0640                                            until 1993; Trustee of The China Fund,
                                                                 Inc., American Red Cross in Greater New
                                                                 York, Mote Marine Laboratory, State Street's
                                                                 Select Sector SPDR Trust, Washington
                                                                 Mutual's WM Funds and United Board for
                                                                 Christian Higher Education in Asia. Director
                                                                 of University of Iowa Foundation,
                                                                 Blanton-Peale Institutes of Religion and
                                                                 Health, Community Foundation of Sarasota
                                                                 County, and Duke Management Company.

Sandra Polk Guthman              55        Trustee               President and CEO of Polk Bros. Foundation
420 N. Wabash Avenue                                             (an Illinois not-for-profit corporation)
Suite 204                                                        from 1993 to present; Director of Business
Chicago, IL 60611                                                Transformation from 1992-1993 and Midwestern
                                                                 Director of Marketing from 1988-1992 for IBM
                                                                 Corporation; Director of MBIA Insurance
                                                                 Corporation of Illinois (bank holding
                                                                 company) since 1994 and Avondale Financial
                                                                 Corporation (a stock savings and loan
                                                                 holding company) since 1995.

Frederick T. Kelsey             71         Trustee               Consultant to Goldman Sachs from December
3133 Laughing Gull Court                                         1985 through February 1988; Director of
Johns Island, SC 29455                                           Goldman Sachs Funds Group and Vice President
                                                                 of Goldman Sachs from May 1981 until his
                                                                 retirement in November 1985; President and
                                                                 Treasurer of the Trust and other investment
                                                                 companies affiliated with Goldman Sachs
                                                                 through August 1985; President from 1983 to
                                                                 1985 and Trustee from 1983 to 1994 of The
                                                                 Centerland Funds and its successor, The
                                                                 Pilot Funds; Trustee of various management
                                                                 investment companies affiliated with Zurich
                                                                 Kemper Investments.

Richard P. Strubel               59        Trustee               Managing Director of Tandem Partners, Inc.
737 N. Michigan Avenue                                           (a privately held management services firm)
Suite 1405                                                       since 1990; President and CEO of Microdot,
Chicago, IL 60611                                                Inc. (a privately held manufacturing firm)
                                                                 from January 1984 to October 1994; Trustee
                                                                 of Goldman Sachs Trust from 1987 to present;
                                                                 Director of Kaynar Technologies Inc. (a
                                                                 leading manufacturer of aircraft fasteners)
                                                                 since March 1997; Trustee of the University
                                                                 of Chicago; Director of Children's Memorial
                                                                 Medical Center.

Jylanne M. Dunne                 39        President             Senior Vice President for Distribution
4400 Computer Drive                                              Services at First Data Investor Services
Westborough, MA 01581                                            Group, Inc. ("FDISG") (since 1988).

Richard H. Rose                  43        Vice                  Vice President and Division Manager of
4400 Computer Drive                        President             Mutual Fund Administration at FDISG (since
Westborough, MA 01581                                            1994); Senior Vice President at The Boston
                                                                 Company Advisors, Inc. (prior thereto).

Brian R. Curran                  31        Treasurer             Director of Fund Administration and
4400 Computer Drive                                              Accounting at FDISG (since 1997); Director
Westborough, MA 01581                                            of Fund Administration at State Street Bank
                                                                 (February 1997 to October 1997); Senior
                                                                 Auditor at Price Waterhouse L.L.P. (February
                                                                 1994 to February 1997); Manager of Fund
                                                                 Accounting at State Street Bank (prior
                                                                 thereto).

Linda J. Hoard                   51        Secretary             Counsel at FDISG (since 1998); Attorney
4400 Computer Drive                                              Consultant for Fidelity Investments,
Westborough, MA 01581                                            Investors Bank & Trust Company and FDISG
                                                                 (September 1994 to June 1998); Vice
                                                                 President and Assistant General Counsel at
                                                                 MFS Investment Management (prior thereto).

Teresa M.R. Hamlin               34        Assistant             Counsel at FDISG (since 1994); Paralegal
4400 Computer Drive                        Secretary             Manager at The Boston Company Advisors, Inc.
Westborough, MA 01581                                            (prior thereto).

Therese Hogan                    36        Assistant             Director of the State Regulation Department
4400 Computer Drive                        Secretary             at FDISG (since 1994); Senior Legal
Westborough, MA 01581                                            Assistant at Palmer and Dodge (prior
                                                                 thereto).

     None of the Trustees is an "interested person" under the 1940 Act. Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern, FDISG, First Data Distributors, Inc. ("FDDI" and collectively with FDISG, "First Data") and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. As a result of the responsibilities assumed by Northern under its Advisory Agreement, Transfer Agency Agreement, Custodian Agreement and Co-Administration Agreement with the Trust, by FDISG under its Co-Administration Agreement with the Trust and by FDDI under its Distribution Agreement with the Trust, the Trust itself requires no employees.

     Each officer holds comparable positions with certain other investment companies of which First Data or an affiliate thereof is the investment adviser, administrator and/or distributor.

     Each Trustee earns a quarterly retainer of $6,750 and the Chairman of the Board earns a quarterly retainer of $10,125. Each Trustee, including the Chairman of the Board, earns an additional fee of $2,500 for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

     In addition, the Trustees established an Audit Committee consisting of three members including a Chairman of the Committee. The Audit Committee members are Messrs. Condon, Kelsey and Strubel (Chairman). Each member earns a fee of $2,500 for each meeting attended and the Chairman earns a quarterly retainer of $1,500.

     Each Trustee will hold office for an indefinite  term until the earliest of
(1) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (2) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust's Agreement and Declaration of Trust, or (3) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote), on the last day of the fiscal year of the Trust in which he or she attains the age of 72 years.

     The Trust's officers do not receive fees from the Trust for services in such capacities, although FDISG, of which they are also officers, receives fees from the Trust for administrative services.

     The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the one-year period ended November 30, 1998:

                              Aggregate             Pension or Retirement           Total Compensation From
                              Compensation          Benefits Accrued as a Part of   Trust Paid
Name of Trustee               from the Trust        Trust's Expenses                to Trustees

William H. Springer           $46,750               N/A                             $46,750
Richard G. Cline              $34,000               N/A                             $34,000
Edward J. Condon, Jr.         $37,000               N/A                             $37,000
John W. English               $32,500               N/A                             $32,500
Sandra Polk Guthman           $34,000               N/A                             $34,000
Frederick T. Kelsey           $37,000               N/A                             $37,000
Richard P. Strubel            $42,250               N/A                             $42,250

Investment Adviser, Transfer Agent and Custodian

     Northern, a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company, is one of the nation's leading providers of trust and investment management services. As of September 30, 1999, Northern and its affiliates had over $____ billion in assets under management for clients including public and private retirement funds, endowments, foundations, trusts, corporations, and individuals. Northern is one of the strongest banking organizations in the United States. Northern believes it has built its organization by serving clients with integrity, a commitment to quality and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. With respect to such clients, the Trust is designed to assist (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and may also provide educational material to their employees, (ii) employers who provide post-retirement Employees' Beneficiary Associations ("VEBA") and require investments that respond to the impact of Federal regulations, (iii) insurance companies with the day-to-day management of uninvested cash balances as well as with longer-term investment needs, and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives.

     Northern employs a team approach to the investment management of the Portfolio, relying upon investment professionals under the leadership of James
M. Snyder, Chief Investment Officer and Executive Vice President of Northern.

     Under its Advisory Agreement with the Trust, Northern, subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for the Portfolio and placing purchase and sale orders for the portfolio transactions of the Portfolio. In connection with portfolio transactions for the Portfolio, which are generally done at a net price without a broker's commission, Northern's Advisory Agreement provides that Northern shall attempt to obtain the best net price and execution.

     Northern's investment advisory duties for the Trust are carried out through its Trust Department. On occasions when Northern deems the purchase or sale of a security to be in the best interests of the Portfolio as well as other fiduciary or agency accounts managed by it (including any other portfolio, investment company or account for which Northern acts as adviser), the Investment Advisory Agreement provides that Northern, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other accounts in order to obtain best net price and execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Northern in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for the Portfolio or the amount of the securities that are able to be sold for the Portfolio. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Investment Advisory Agreement permits Northern, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of Northern's opinion of the reliability and quality of such broker or dealer.

     The Advisory Agreement provides that Northern may render similar services to others so long as its services under such Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify Northern against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Agreement) or, in lieu thereof, contribute to resulting losses.

     Under its Transfer Agency Agreement with the Trust, Northern has undertaken to (1) answer customer inquiries regarding the current yield of, and certain other matters (e.g. account status information) pertaining to, the Trust, (2) process purchase and redemption transactions, including transactions generated by any service provided outside of the Agreement by Northern, its affiliates or correspondent banks whereby customer account cash balances are automatically invested in shares of the Portfolio, and the disbursement of the proceeds of redemptions, (3) establish and maintain separate omnibus accounts with respect to shareholders investing through Northern or any of its affiliates and correspondent banks and act as transfer agent and perform sub-accounting services with respect to each such account, (4) provide periodic statements showing account balances, (5) mail reports and proxy materials to shareholders,
(6) provide information in connection with the preparation by the Trust of various regulatory reports and prepare reports to the Trustees and management,
(7) answer inquiries (including requests for prospectuses and statements of additional information, and assistance in the completion of new account applications) from investors and respond to all requests for information regarding the Trust (such as current price, recent performance, and yield data) and questions relating to accounts of investors (such as possible errors in statements, and transactions), (8) respond to and seek to resolve all complaints of investors with respect to the Trust or their accounts, (9) furnish proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices to investors, (10) furnish the Trust all pertinent Blue Sky information, (11) perform all required tax withholding, (12) preserve records, and (13) furnish necessary office space, facilities and personnel. Northern may appoint one or more sub-transfer agents in the performance of its services.

     As compensation for the services rendered by Northern under the Transfer Agency Agreement with respect to the Shares described in this Additional Statement and the assumption by Northern of related expenses, Northern is entitled to a fee from the Trust, payable monthly, at an annual rate equal to $18 for each subaccount relating to such Shares of the Portfolio. This fee which is borne solely by the Shares described in this Additional Statement and not by the Portfolio's other share classes, is subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern may permanently or temporarily waive all or any portion of any upward adjustment. Different transfer agency fees are payable with respect to the Portfolio's different share classes. Northern's affiliates and correspondent banks may receive compensation for performing the services described in the preceding paragraph that Northern would otherwise receive. Conflict-of-interest restrictions under state and Federal law (including the Employee Retirement Income Security Act of 1974) may apply to the receipt by such affiliates or correspondent banks of such compensation in connection with the investment of fiduciary funds in Shares of the Portfolio.

     Under its Custodian Agreement with the Trust, Northern (1) holds the Portfolio's cash and securities, (2) maintains such cash and securities in separate accounts in the name of the Portfolio, (3) makes receipts and disbursements of funds on behalf of the Portfolio, (4) receives, delivers and releases securities on behalf of the Portfolio, (5) collects and receives all income, principal and other payments in respect of the Portfolio's securities held by Northern under the Custodian Agreement, and (6) maintains the accounting records of the Trust. Northern may employ one or more subcustodians, provided that Northern, subject to certain monitoring responsibilities, shall have no more responsibility or liability to the Trust on account of any action or omission of any subcustodian so employed than such subcustodian has to Northern and that the responsibility or liability of the subcustodian to Northern shall conform to the resolution of the Trustees of the Trust authorizing the appointment of the particular subcustodian. Northern may also appoint agents to carry out such of the provisions of the Custodian Agreement as Northern may from time to time direct, provided that the appointment of an agent shall not relieve Northern of any of its responsibilities under the Agreement.

     As compensation for the services rendered to the Trust by Northern as custodian, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows: (i) $18,000 annually for the Portfolio, plus (ii) 1/100th of 1% annually of the Portfolio's average daily net assets to the extent they exceed $100 million, plus (iii) a fixed dollar fee for each trade in portfolio securities, plus (iv) a fixed dollar fee for each time that Northern as custodian receives or transmits funds via wire, plus (v) reimbursement of expenses incurred by Northern as custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses (iii) and (iv) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern may permanently or temporarily waive all or any portion of any upward adjustment. Northern's fees under the Custodian Agreement are subject to reduction based on the Portfolio's daily uninvested cash balances (if any).

     Unless sooner terminated, each of the Advisory Agreement, Transfer Agency Agreement and Custodian Agreement between Northern and the Trust will continue in effect with respect to the Portfolio until April 30, 2000, and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval and (2) by the Trustees or by the vote of a majority of the outstanding shares of the Portfolio (as defined below under "Other Information"). Each agreement is terminable at any time without penalty by the Trust (by specified Trustee or shareholder action) on 60 days' written notice to Northern and by Northern on 60 days' written notice to the Trust.

     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Northern believes that it may perform the services contemplated by its agreements with the Trust without violation of such banking laws or regulations, which are applicable to it. It should be noted, however, that future changes in either Federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Northern from continuing to perform such services for the Trust.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of Northern in connection with the provision of services on behalf of the Trust, the Trust might be required to alter materially or discontinue its arrangements with Northern and change its method of operations. It is not anticipated, however, that any change in the Trust's method of operations would affect the net asset value per share of the Portfolio or result in a financial loss to any shareholder. Moreover, if current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing shares of an open-end investment company were relaxed, the Trust expects that Northern and its affiliates would consider the possibility of offering to perform some or all of the services now provided by First Data. It is not possible, of course, to predict whether or in what form such restrictions might be relaxed or the terms upon which Northern and its affiliates might offer to provide services for consideration by the Trustees.

     Northern is active as an underwriter of municipal instruments. Under the 1940 Act, the Portfolio is precluded, subject to certain exceptions, from purchasing in the primary market those municipal instruments with respect to which Northern is serving as a principal underwriter. In the opinion of Northern, this limitation will not significantly affect the ability of the Portfolio to pursue its investment objective.

     Under a Service Mark License Agreement with the Trust, Northern Trust Corporation has agreed that the name "Northern Institutional Funds" may be used in connection with the Trust's business on a royalty-free basis. Northern Trust Corporation has reserved to itself the right to grant the non-exclusive right to use the name "Northern Institutional Funds" to any other person. The Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name "Northern Institutional Funds."

Portfolio Transactions

     To the extent that the Portfolio effects brokerage transactions with First Data or any broker/dealer affiliated directly or indirectly with the Investment Adviser, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker/dealer effecting such transactions, will be fair and reasonable to the shareholders of the Portfolio.

Co-Administrators and Distributor

     Northern and FDISG, 4400 Computer Drive, Westborough, Massachusetts 01581, act as co-administrators for the Portfolio under a Co-Administration Agreement with the Trust. Subject to the general supervision of the Trust's Board of Trustees, Northern and FDISG (the "Co-Administrators") provide supervision of all aspects of the Trust's non-investment advisory operations and perform various corporate secretarial, treasury and blue sky services, including but not limited to: (a) maintaining office facilities and furnishing corporate officers for the Trust; (b) furnishing data processing services, clerical services, and executive and administrative services and standard stationery and office supplies; (c) performing all functions ordinarily performed by the office of a corporate treasurer, and furnishing the services and facilities ordinarily incident thereto, such as expense accrual monitoring and payment of the Trust's bills, preparing monthly reconciliation of the Trust's expense records, updating projections of annual expenses, preparing materials for review by the Board of Trustees and compliance testing; (d) preparing and submitting reports to the Trust's shareholders and the SEC; (e) preparing and printing financial statements; (f) preparing monthly Portfolio profile reports; (g) preparing and filing the Trust's Federal and state tax returns (other than those required to be filed by the Trust's custodian and transfer agent) and providing shareholder tax information to the Trust's transfer agent; (h) assisting in marketing strategy and product development; (i) performing oversight/management responsibilities, such as the supervision and coordination of certain of the Trust's service providers; (j) effecting and maintaining, as the case may be, the registration of shares of the Trust for sale under the securities laws of various jurisdictions; (k) assisting in maintaining corporate records and good standing status of the Trust in its state of organization; and (l) monitoring the Trust's arrangements with respect to services provided by Servicing Agents to their customers who are the beneficial owners of shares, pursuant to servicing agreements between the Trust and such Servicing Agents.

     Subject to the limitations described below, as compensation for their administrative services and the assumption of related expenses, the Co-Administrators are entitled to a fee from the Portfolio, computed daily and payable monthly, at an annual rate of .10% of the average daily net assets of the Portfolio. The Co-Administrators will reimburse the Portfolio for its expenses (including administration fees payable to the Co-Administrators, but excluding advisory fees, transfer agency fees, servicing fees and extraordinary expenses) which exceed on an annualized basis .10% of the Portfolio's average daily net assets.

     Unless sooner terminated, the Co-Administration Agreement will continue in effect until April 30, 2001, and thereafter for successive one-year terms with respect to the Portfolio, provided that the agreement is approved annually (1) by the Board of Trustees or (2) by the vote of a majority of the outstanding shares of the Portfolio (as defined below under "Other Information"), provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to the Agreement and who are not interested persons (as defined in the 1940 Act) of any party thereto, by vote cast in person at a meeting called for the purpose of voting on such approval. The Co-Administration Agreement is terminable at any time after April 30, 2001, without penalty by the Trust on at least 60 days written notice to the Co-Administrators. Each Co-Administrator may terminate the Co-Administration Agreement with respect to itself at any time after April 30, 2001 without penalty on at least 60 days written notice to the Trust and the other Co-Administrator.

     The Trust may terminate the Co-Administration Agreement prior to April 30, 2001 in the event that the Trust or its shareholders incur damages in excess of $100,000 as a result of the willful misfeasance, bad faith or negligence of the Co-Administrators, or the reckless disregard of their duties under the Agreement. The Trust may also terminate the Co-Administration Agreement prior to April 30, 2001 in the event that the Co-Administrators fail to meet one of the performance standards set forth in the Agreement.

     The Trust has entered into a Distribution Agreement with FDDI, under which FDDI, as agent, sells Shares of the Portfolio on a continuous basis. FDDI pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Trust and of sales presentations, advertising and other distribution efforts. No compensation is payable by the Trust to FDDI for such distribution services.

     The Co-Administration Agreement provides that the Co-Administrators may render similar services to others so long as their services under such Agreement are not impaired thereby. The Co-Administration Agreement also provides that the Trust will indemnify each Co-Administrator against all claims except those resulting from the willful misfeasance, bad faith or negligence of such Co-Administrator, or the Co-Administrator's breach of confidentiality. The Distribution Agreement provides that the Trust will indemnify FDDI against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by FDDI, or those resulting from the willful misfeasance, bad faith or negligence of FDDI, or FDDI's breach of confidentiality. FDDI is a wholly-owned subsidiary of FDISG, which is a wholly-owned subsidiary of First Data Corporation.

Counsel and Auditors

     Drinker Biddle & Reath LLP, with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serve as counsel to the Trust.

     Ernst & Young LLP, independent auditors, 233 S. Wacker Drive, Chicago, Illinois 60606, have been selected as auditors of the Trust. In addition to audit services, Ernst & Young LLP reviews the Trust's Federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.

In-Kind Purchases and Redemptions

     Payment for Shares of the Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio as described in the Prospectus. For further information about this form of payment, contact Northern. In connection with an in-kind securities payment, the Portfolio will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Portfolio and that the Portfolio receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Portfolio; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

     Although the Portfolio generally will redeem Shares in cash, it reserves the right to pay redemptions by a distribution in-kind of securities (instead of cash) from the Portfolio. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Portfolio's net asset value per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

Third-Party Fees and Requirements

     Shares are sold and redeemed without any purchase or redemption charge imposed by the Trust, although Northern and other institutions may charge their customers for services provided in connection with their investments.

     The exercise of voting rights and the delivery to Customers of shareholder communications from the Trust will be governed by the Customers' account agreements with the Institutions. Customers should read the Prospectus in connection with any relevant agreement describing the services provided by an Institution and any related requirements and charges, or contact the Institution at which the Customer maintains its account for further information.

                             PERFORMANCE INFORMATION

     The performance of a class of shares of the Portfolio may be compared to those of other money market funds with similar investment objectives and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of shares may be compared to data prepared by IBC Financial Data, Inc. or other independent mutual fund reporting services. Performance data as reported in national financial publications such as Money Magazine, Morningstar, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a class of shares of the Portfolio.

     From time to time, the Portfolio may advertise its "yield," "effective yield," "tax-equivalent yield" and "tax-equivalent effective yield." These yield figures will fluctuate, are based on historical earnings and are not intended to indicate future performance. "Yield" refers to the net investment income generated by an investment in the Portfolio over a seven-day period identified in the advertisement. This net investment income is then "annualized." That is, the amount of net investment income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

     In arriving at quotations as to "yield," the Trust first determines the net change, exclusive of capital changes, during the seven-day period in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, then divides such net change by the value of the account at the beginning of the period to obtain the base period return, and then multiplies the base period return by 365/7.

     "Effective yield" is calculated similarly but, when annualized, the net investment income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "effective yield" with respect to the Shares of the Portfolio is computed by adding 1 to the base period return (calculated as above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     The "tax-equivalent yield" demonstrates the level of taxable yield necessary to produce an after-tax yield equivalent to the Portfolio's tax-free yield. It is calculated by taking that portion of the seven-day "yield" which is tax-exempt and adjusting it to reflect the tax savings associated with a stated tax rate. The "tax-equivalent current yield" will always be higher than the Portfolio's yield.

     "Tax-equivalent yield" is computed by dividing the tax-exempt portion of the yield by 1 minus a stated income tax rate and then adding the quotient to the taxable portion of the yield, if any. There may be more than one tax-equivalent yield if more than one stated income tax rate is used.

     The "tax-equivalent effective yield" demonstrates the level of taxable yield necessary to produce an after-tax yield equivalent to the Portfolio's tax-free effective yield. It is calculated by taking that portion of the seven-day "effective yield" which is tax-exempt and adjusting it to reflect the tax savings associated with a stated tax rate. The "tax-equivalent effective yield" will always be higher than the Portfolio's effective yield.

     "Tax-equivalent effective yield" is computed by dividing the tax-exempt portion of the effective yield by 1 minus a stated income tax-rate, and then adding the quotient to the taxable portion of the effective yield, if any. There may be more than one tax-equivalent effective yield, if more than one stated income tax rate is used.

     Quotations of yield, effective yield, tax-equivalent current yield and tax-equivalent effective yield provided by the Trust are carried to at least the nearest hundredth of one percent. Any fees imposed by Northern, its affiliates or correspondent banks on their customers in connection with investments in Shares of the Portfolio are not reflected in the calculation of yields of the Portfolio.

     The Portfolio's yields may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. The Portfolio's yields fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. The annualization of one week's income is not necessarily indicative of future actual yields. Actual yields will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in money market interest rates, portfolio expenses and other factors. Yields are one basis investors may use to analyze the Portfolio as compared to other money market funds and other investment vehicles. However, yields of other money market funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining yield.

     The Portfolio may also quote from time to time its total return in accordance with SEC regulations.

     The yields and total returns of the Portfolio's Service Shares and Premier Shares are calculated separately from the calculations of the yield and total return of the Shares described in this Additional Statement.

                            AMORTIZED COST VALUATION

     As stated in the Prospectus, the Portfolio seeks to maintain a net asset value of $1.00 per share and, in this connection, values its instruments on the basis of amortized cost pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yield to investors in the Portfolio may differ somewhat from that obtained in a similar entity which uses available indications as to market value to value its portfolio instruments. For example, if the use of amortized cost resulted in a lower (higher) aggregate Portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher (lower) yield and ownership interest than would result from investment in such similar entity and existing investors would receive less (more) investment income and ownership interest. However, the Trust expects that the procedures and limitations referred to in the following paragraphs of this section will tend to minimize the differences referred to above.

     Under Rule 2a-7, the Trust's Board of Trustees, in supervising the Trust's operations and delegating special responsibilities involving portfolio management to Northern, has established procedures that are intended, taking into account current market conditions and the Portfolio's investment objective, to stabilize the net asset value of the Portfolio, as computed for the purposes of purchases and redemptions, at $1.00 per share. The Trustees' procedures include periodic monitoring of the difference (the "Market Value Difference") between the amortized cost value per share and the net asset value per share based upon available indications of market value. Available indications of market value used by the Trust consist of actual market quotations or appropriate substitutes which reflect current market conditions and include (a) quotations or estimates of market value for individual portfolio instruments and/or (b) values for individual portfolio instruments derived from market quotations relating to varying maturities of a class of money market instruments. In the event the Market Value Difference of the Portfolio exceeds certain limits or Northern believes that the Market Value Difference may result in material dilution or other unfair results to investors or existing shareholders, the Trust will take action in accordance with the 1940 Act and the Trustees will take such steps as they consider appropriate (e.g., selling portfolio instruments to shorten average portfolio maturity or to realize capital gains or losses, reducing or suspending shareholder income accruals, redeeming shares in-kind or utilizing a net asset value per share based upon available indications of market value which under such circumstances would vary from $1.00) to eliminate or reduce to the extent reasonably practicable any material dilution or other unfair results to investors or existing shareholders which might arise from Market Value Differences. In particular, if losses were sustained by the Portfolio, the number of outstanding shares might be reduced in order to maintain a net asset value per share of $1.00. Such reduction would be effected by having each shareholder proportionately contribute to the Portfolio's capital the necessary shares to restore such net asset value per share. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investing in the Portfolio.

     Rule 2a-7 requires that the Portfolio limit its investments to instruments which Northern determines (pursuant to guidelines established by the Board of Trustees) to present minimal credit risks and which are "Eligible Securities" as defined by the SEC and described in the Prospectus. The Rule also requires that the Portfolio maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its policy of maintaining a stable net asset value per share and precludes the purchase of any instrument deemed under the Rule to have a remaining maturity of more than 397 calendar days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Rule requires the Portfolio to invest its available cash in such a manner as to reduce such maturity to the prescribed limit as soon as reasonably practicable.

                              DESCRIPTION OF SHARES

     The Trust Agreement permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trustees may hereafter create series in addition to the Trust's nineteen existing series, which represent interests in the Trust's nineteen respective portfolios. The Trust Agreement also permits the Board of Trustees to classify or reclassify any unissued shares into classes within a series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in three separate classes of shares of the Portfolio: Shares, Service Shares and Premier Shares. This Additional Statement (and the related Prospectus) relates only to the Shares of the Portfolio discussed herein. For information on the other share classes in the Portfolio and on the Trust's other investment portfolios, call the toll-free number on page 1.

     Under the terms of the Trust Agreement, each share of the Portfolio is without par value, represents an equal proportionate interest in the Portfolio with each other share of its class in the Portfolio and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Trustees. Upon the liquidation of the Portfolio, shareholders of each class of the Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described under "About Your Account - Selling Shares and Account Policies and Other Information" in the Prospectus and under "Amortized Cost Valuation" in this Additional Statement. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by the Portfolio may be suspended for more than seven days (a) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Portfolio normally utilizes is closed or is restricted as determined by the SEC, (b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Portfolio to dispose of instruments owned by it or fairly to determine the value of its net assets, or (c) for such other period as the SEC may by order permit for the protection of the shareholders of the Portfolio. The Trust may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of the Portfolio are redeemable at the unilateral option of the Trust if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of the Portfolio. Shares when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below. In the interests of economy and convenience, certificates representing Shares of the Portfolio are not issued.

     The proceeds received by the Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of the Portfolio. The underlying assets of the Portfolio will be segregated on the books of account, and will be charged with the liabilities and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolio are normally allocated in proportion to the net asset value of the Portfolio except where allocations of direct expenses can otherwise be fairly made.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Portfolio, if it is affected by the matter. The Portfolio is affected by a matter unless it is clear that the interests of the Portfolio in the matter are substantially identical as the other investment portfolios or that the matter does not affect any interest of the Portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Portfolio only if approved by a majority of the outstanding shares of the Portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above. In addition, shareholders of each of the classes in the Portfolio have equal voting rights except that only shares of a particular class of the Portfolio will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to shareholder servicing expenses and transfer agency fees that are payable by that class.

     The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as "dollar-based voting"). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees may determine or may be required by law. The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Trustees will promptly call a meeting of shareholders to vote upon the removal of any Trustee when so requested in writing by the record holders of 10% or more of the outstanding shares. To the extent required by law, the Trust will assist in shareholder communications in connection with such a meeting.

     The Trust Agreement authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a "master-feeder" structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

     The Trust Agreement also authorizes the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger, consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

     The Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders.

     The Trust Agreement permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

     Under the Delaware Business Trust Act (the "Delaware Act"), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refuses to apply Delaware law; (2) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (3) the applicable series of the Trust is unable to meet its obligations.

     The Trust Agreement provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. However, nothing in the Trust Agreement protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     The Trust Agreement provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

     In addition to the requirements of Delaware law, the Trust Agreement provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trust Agreement also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

     The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). To the extent provided by the Trustees in the appointment of Series Trustees, Series Trustees
(a) may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust; (b) may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees under the Trust Agreement with respect to such series or class; and/or (c) may have no power or authority with respect to any other series or class. The Trustees are not currently considering the appointment of Series Trustees for the Trust.

     As of July 30, 1999, substantially all of the Trust's portfolios' outstanding shares were held of record by Northern for the benefit of its customers and the customers of its affiliates and correspondent banks that have invested in the portfolios. As of the same date, Northern possessed sole or shared voting and/or investment power for its customer accounts with respect to less than 10% of the Trust's outstanding shares. As of the same date, the Trust's Trustees and officers as a group owned beneficially less than 1% of the outstanding shares of each class of each portfolio.

                     ADDITIONAL INFORMATION CONCERNING TAXES

General

     The Portfolio will elect to be taxed separately as a regulated investment company (a "RIC"). To qualify as a RIC, the Portfolio generally must distribute an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income (net income and the excess of net short-term capital gain over net long-term capital loss), if any, for each year (the "Distribution Requirement") and satisfy certain other requirements.

     The Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities or currencies. Also, at the close of each quarter of the taxable year, it is generally required that at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other
RICs), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses. The Portfolio intends to comply with these RIC requirements.

     If for any taxable year the Portfolio was not to qualify as a RIC, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions by the Portfolio would be taxable to shareholders as ordinary income to the extent of the Portfolio's current and accumulated earnings and profits, and would be eligible for the dividends-received deduction in the case of corporate shareholders.

     The Internal Revenue Code imposes a nondeductible 4% excise tax on RICs that fail currently to distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax. The Portfolio also intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If the Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax.

     The Trust will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends and gross sale proceeds paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

Special Tax Considerations

     As described in the Prospectus, the Portfolio is designed to provide investors with Federally tax-exempt interest income. The Portfolio is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Portfolio would not be suitable for tax-exempt institutions or for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Portfolio's dividends being tax-exempt. In addition, the Portfolio may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

     In order for the Portfolio to pay Federal exempt-interest dividends with respect to any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of the Portfolio must consist of tax-exempt obligations. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Portfolio and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Portfolio's taxable year. However, the aggregate amount of dividends so designated by the Portfolio cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Portfolio during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Portfolio with respect to any taxable year which qualifies as Federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Portfolio with respect to such year.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Portfolio generally is not deductible for Federal income tax purposes to the extent attributable to exempt-interest-dividends. If a shareholder holds Portfolio shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends earned with respect to the shares. The Treasury Department, however, is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular distributions for investment companies that regularly distribute at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Additional Statement.

     Corporate   taxpayers   will  be   required   to  take  into   account  all
exempt-interest dividends from the Portfolio in determining certain adjustments for alternative minimum tax purposes.

     The Portfolio will determine annually the percentages of its net investment income which is exempt from tax, which constitute an item of tax preference for purposes of the Federal alternative minimum tax, and which is fully taxable, and will apply these percentages uniformly to all dividends declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

     Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolios.

Foreign Investors

     Foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by the Portfolio of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, regardless of the extent, if any, to which the income or gain is derived from non-U.S. investments of the Portfolio. For this purpose, foreign shareholders include individuals other than U.S. citizens, residents and certain nonresident aliens, and foreign corporations, partnerships, trusts and estates. Different tax consequences may apply to a foreign shareholder engaged in a U.S. trade or business or present in the U.S. for 183 days or more in a year. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in the Portfolio.

Conclusion

     The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Additional Statement. Such laws and regulations may be changed by legislative or administrative action. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are advised to consult their tax advisers with specific reference to their own tax situation, including the application of state and local taxes.

     Although the Portfolio expects to qualify as a RIC and to be relieved of all or substantially all Federal taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.


                                OTHER INFORMATION

     The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

     The Portfolio is responsible for the payment of its expenses. Such expenses include, without limitation, the fees and expenses payable to Northern and First Data, brokerage fees and commissions, fees for the registration or qualification of Portfolio shares under Federal or state securities laws, expenses of the organization of the Portfolio, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of or claim for damages or other relief asserted against the Trust for violation of any law, legal, tax and auditing fees and expenses, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, compensation and expenses of its Trustees, expenses for industry organizations such as the Investment Company Institute, miscellaneous expenses and extraordinary expenses incurred by the Trust.

     The term "majority of the outstanding shares" of either the Trust or the Portfolio means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment restriction, the vote of the lesser of (i) 67% or more of the shares of the Trust or the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or the Portfolio.

     Statements contained in the prospectus or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

     A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper that is a permissible investment for the Portfolios:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper that is a permissible investment for the Portfolios:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     The following summarizes the rating categories used by Duff & Phelps for commercial paper that is a permissible investment for the Portfolios:

     "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category.

     Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations that are permissible investments for the Portfolios:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch for short-term obligations that are permissible investments for the
Portfolios:

     "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" - This designation represents Thomson BankWatch's second- highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

     The  following  summarizes  the  ratings  used by  Standard  &  Poor's  for
corporate  and  municipal  debt  that  are   permissible   investments  for  the
Portfolios:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     PLUS (+) OR MINUS (-) - The "AA" rating classification may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt that are permissible investments for the Portfolios:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high- grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in the rating classification "Aa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

     The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt that are permissible investments for the Portfolios:

     "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     To provide more detailed indications of credit quality, the "AA" and "A" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

     The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds that are permissible investments for the Portfolio:

     "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     To provide more detailed indications of credit quality, the Fitch IBCA rating "AA" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

     Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings for those investments which are permissible investments for the Portfolios:

     "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

     "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

     PLUS (+) OR MINUS (-) The ratings "AAA" and "AA" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

Municipal Note Ratings

     A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes that are permissible investments for the Portfolios:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes that are permissible investments for the Portfolios:

     "MIG-1"/"VMIG-1" - This designation, denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation, denotes high quality, with margins of protection that are ample although not so large as in the preceding group.

     Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes that are permissible investments for the Portfolios.



                                       PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                 SERVICE SHARES
                                 PREMIER SHARES

                          NORTHERN INSTITUTIONAL FUNDS

                               MUNICIPAL PORTFOLIO

     This Statement of Additional Information dated October ___ (the "Additional Statement") is not a prospectus. Copies of the prospectus dated October ____, 1999 for the Service Shares and Premier Shares of the Municipal Portfolio (the "Portfolio") of Northern Institutional Funds (the "Prospectus") may be obtained without charge by calling 1-800-637-1380 (toll-free). The Portfolio also offers one additional share class, Shares, which is described in a separate statement of additional information. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.


                                      INDEX

                                                                            Page

ADDITIONAL INVESTMENT INFORMATION.........................................
             Classification and History...................................
             Investment Objective, Strategies and Risks...................
             Investment Restrictions......................................

ADDITIONAL TRUST INFORMATION..............................................
             Trustees and Officers........................................
             Investment Adviser, Transfer Agent and Custodian.............
             Portfolio Transactions.......................................
             Co-Administrators and Distributor............................
             Counsel and Auditors.........................................
             In-Kind Purchases and Redemptions............................
             Third-Party Fees and Requirements............................
PERFORMANCE INFORMATION...................................................

AMORTIZED COST VALUATION..................................................

DESCRIPTION OF SERVICE
SHARES AND PREMIER SHARES.................................................

ADDITIONAL INFORMATION CONCERNING TAXES...................................
             General......................................................
             Foreign Investors............................................
             Conclusion...................................................

SERVICE PLAN..............................................................

OTHER INFORMATION.........................................................

APPENDIX A................................................................

     No person has been authorized to give any information or to make any representations not contained in this Additional Statement or in the Prospectus in connection with the offering of Service Shares and Premier Shares made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or by the distributor in any jurisdiction in which such offering may not lawfully be made.

     An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

                        ADDITIONAL INVESTMENT INFORMATION

Classification and History

     Northern Institutional Funds (the "Trust") is an open-end, management investment company. The Portfolio is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act").

     The Portfolio is a series of the Trust, which was formed as a Delaware business trust on July 1, 1997 under an Agreement and Declaration of Trust (the "Trust Agreement"). The Trust is the result of a reorganization of a Massachusetts business trust known as The Benchmark Funds on March 31, 1998. The Trust's name was changed from The Benchmark Funds to the Northern Institutional Funds on July 15, 1998. The Trust also offers six fixed income, four money market, one balanced, and seven equity portfolios, which are not described in this document.

Investment Objective, Strategies and Risks

     The following supplements the investment objective, strategies and risks of the Portfolio as set forth in the Prospectus. Except as expressly noted below, the Portfolio's investment objective and policies may be changed without shareholder approval.

Commercial Paper, Bankers' Acceptances, Certificates of Deposit and Time
Deposits

     Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes and bankers' acceptances rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

     The Portfolio may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Zero Coupon

     To the extent consistent with its investment objective, the Portfolio may invest in zero coupon bonds. Zero coupon bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon bonds generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree of changes in interest rates than interest bearing securities having similar maturities and credit quality.

     Zero coupon bonds involve the additional risk that, unlike securities that periodically pay interest to maturity, the Portfolio will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Portfolio may obtain no return at all on its investment. In addition, even though such securities do no provide for the payment of current interest in cash, the Portfolio is nonetheless required to accrue income on such investment for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, the Portfolio may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy Federal tax distribution requirements applicable to the Portfolio.

U.S. Government Obligations

     Examples of the types of U.S. Government obligations that may be acquired by the Portfolio include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, and the Maritime Administration.

     Securities guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities are also deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any agency or instrumentality thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed.

     To the extent consistent with its investment objective, the Portfolio may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies and instrumentalities. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

Asset-Backed Securities

     To the extent described in the Prospectus, the Portfolio may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made periodically, thus in effect "passing through" such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

     If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity.

     Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

     Asset-backed securities acquired by the Portfolio may include collateralized mortgage obligations ("CMOs") issued by private companies. CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. The Portfolio will not purchase "residual" CMO interests, which normally exhibit greater price volatility.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of FNMA and are not backed by or entitled to full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Supranational Bank Obligations

     The Portfolio may invest in obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the International Bank for Reconstruction and Development). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

Custodial Receipts for Treasury Securities

     The Portfolio may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities"
("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have state that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue.

U.S. Treasury STRIPS

     The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." The Portfolio may purchase securities registered in the STRIPS program. Under the STRIPS program, the Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. The Portfolio may acquire securities registered under the STRIPS program.

Variable and Floating Rate Instruments

     With respect to the variable and floating rate instruments that may be acquired by the Portfolio as described in the Prospectus, the Investment Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. In determining weighted average portfolio maturity, an instrument may, subject to the Securities and Exchange Commission (the "SEC") regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time the Portfolio can recover payment of principal as specified in the instrument. Where necessary to ensure that a variable or floating rate instrument is of the minimum required credit quality, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     Variable  and  floating  rate  instruments  eligible  for  purchase  by the
Portfolio include variable amount master demand notes, which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate.

     Variable and floating rate instruments held by the Portfolio will be subject to the Portfolio's limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days absent a reliable trading market.

Investment Companies

     With respect to the investments of the Portfolio in the securities of other investment companies, such investments will be limited so that, as determined after a purchase is made, either (a) not more than 3% of the total outstanding stock of such investment company will be owned by the Portfolio, the Trust as a whole and their affiliated persons (as defined in the 1940 Act) or (b) (i) not more than 5% of the value of the total assets of the Portfolio will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio.

     Certain investment companies whose securities are purchased by the Portfolio may not be obligated to redeem such securities in an amount exceeding 1% of the investment company's total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid. Notwithstanding the foregoing, the Portfolio may adhere to more restrictive limitations with respect to its investments in securities issued by other investment companies if required by the SEC or deemed to be in the best interests of Investment Adviser. If required by the 1940 Act, the Portfolio expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

Yields and Ratings

     The yields on certain obligations, including the money market instruments in which the Portfolio invests, are dependent on a variety of factors, including general economic conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of Standard & Poor's Ratings Group, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Rating Co. ("Duff"), Fitch IBCA, Inc. ("Fitch") and Thomson BankWatch, Inc. represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this Additional Statement.

     Subject to the limitations stated in the Prospectus, if a security held by the Portfolio undergoes a rating revision, the Portfolio may continue to hold the security if the Investment Adviser determine such retention is warranted.

Repurchase Agreements

     The Portfolio may agree to purchase  portfolio  securities  from  financial institutions subject to the seller's agreement to repurchase them a mutually agreed upon date and price ("repurchase agreements"). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Portfolio's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Trust's custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

Reverse Repurchase Agreements

     The Portfolio may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). The Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowing under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price. The Portfolio will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Portfolio will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

Securities Lending

     Collateral for loans of portfolio securities made by the Portfolio may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. Government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When the Portfolio lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by the Portfolio if a material event affecting the investment is to occur.

Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions

     The Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

     The Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or negotiate a commitment after entering into it. The Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize a capital gain or loss in connection with these transactions.

     When the Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio will segregate liquid assets having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments until three days prior to the settlement date, or otherwise cover its position. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. For purposes of determining the Portfolio's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

Municipal Instruments

     Opinions relating to the validity of municipal instruments and to Federal and state tax issues relating to these securities are rendered by counsel to the respective issuing authorities at the time of issuance. Such opinions may contain various assumptions, qualifications or exceptions that are reasonably acceptable to Investment Adviser. Neither Trust nor the Investment Adviser will review the proceedings relating to the issuance of municipal instruments or the bases for such opinions.

     Municipal instruments include both "general" and "revenue" obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as lease revenue payments from the user of the facility being financed. Industrial development bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of an industrial revenue bond is usually directly related to the credit standing of the private user of the facility involved.

     The Portfolio may also invest in "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Within the principal classifications of municipal instruments described above there are a variety of categories, including municipal bonds, municipal notes, municipal leases, custodial receipts and participation certificates.
Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases and participation certificates are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Participation certificates may represent participation in a lease, an installment purchase contract, or a conditional sales contract. Certain municipal lease obligations (and related participation certificates) may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in futures years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Municipal leases (and participations in such leases) present the risk that a municipality will not appropriate funds for the lease payments. The Investment Adviser, under the supervision of the Trust's Board of Trustees, will determine the credit quality of any unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the leases will not be cancelled.

     An issuer's obligations under its municipal instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal instruments may be materially adversely affected by litigation or other conditions.

     From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal instruments. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards the Federal income tax status of interest on municipal instruments or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of municipal instruments for investment by the Portfolio and its liquidity and value. In such an event the Board of Trustees would reevaluate the Portfolio's investment objective and policies and consider changes in their structure or possible dissolution.

     Certain of the municipal instruments held by the Portfolio may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Instrument at the time of its original issuance. In the event that the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors. The Portfolio may invest more than 25% of its total assets in municipal instruments covered by insurance policies.

     As described in the Prospectus, the Portfolio may invest in municipal leases, which may be considered liquid under guidelines established by the Trust's Board of Trustees. The guidelines will provide for determination of the liquidity of a municipal lease obligation based on factors including the following: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Investment Adviser, under the supervision of the Trust's Board of Trustees, will also consider the continued marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.

Standby Commitments

     The Portfolio may enter into standby commitments with respect to municipal instruments held by it. Under a standby commitment, a dealer agrees to purchase at the Portfolio's option a specified Municipal Instrument. Standby commitments may be exercisable by the Portfolio at any time before the maturity of the underlying municipal instruments and may be sold, transferred or assigned only with the instruments involved.

     The Portfolio expects that standby commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a standby commitment either separately in cash or by paying a higher price for municipal instruments which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding standby commitments held by the Portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each standby commitment is acquired.

     The Portfolio intends to enter into standby commitments only with dealers, banks and broker-dealers which, in Investment Adviser's opinion, present minimal credit risks. The Portfolio will acquire standby commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a standby commitment will not affect the valuation of the underlying Municipal Instrument. The actual standby commitment will be valued at zero in determining net asset value. Accordingly, where the Portfolio pays directly or indirectly for a standby commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

Illiquid or Restricted Securities

     The Portfolio may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Investment Adviser determines, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Investment Restrictions

     The Portfolio is subject to the fundamental investment restrictions enumerated below which may be changed only by a vote of the holders of a majority of the Portfolio's outstanding shares.

The Portfolio may not:

     (1) Make loans, except (a) through the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

     (2) Mortgage, pledge or hypothecate any assets (other than pursuant to reverse repurchase agreements) except to secure permitted borrowings.

     (3) Purchase or sell real estate or securities issued by real estate investment trusts, but this restriction shall not prevent the Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein.

     (4) Purchase or sell commodities or commodity contracts or oil or gas or other mineral exploration or development programs.

     (5)  Invest  in  companies  for  the  purpose  of  exercising   control  or
     management.

     (6) Act as underwriter of securities (except as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies), purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions), make short sales of securities or maintain a short position, or write puts, calls or combinations thereof.

     (7) Make any investment inconsistent with the Portfolio's classification as a diversified investment company under the 1940 Act.

     (8) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and the Portfolio reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by such U.S. Government obligations or such bank obligations. For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

     (9) Borrow money (other than pursuant to reverse repurchase agreements for the Portfolio described above), except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Portfolio's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Portfolio do not exceed one-third of the Portfolio's total assets. No purchases of securities will be made if borrowings subject to this restriction exceed 5% of the value of the Portfolio's assets. The exceptions in (a) and (b) to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Trust's Portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible. If due to market fluctuations or other reasons the total assets of the Portfolio fall below 300% of its borrowings, the Trust will promptly reduce the borrowings of such Portfolio in accordance with the 1940 Act.

     (10) Notwithstanding any of the Trust's other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), the Portfolio may (a) purchase securities of other investment companies to the full extent permitted under Section 12 of the 1940 Act (or any successor provision thereto) or under any regulation or order of the Securities and Exchange Commission; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, policies and fundamental restrictions as the Portfolio.

                                      * * *

     The freedom of action reserved in Restriction No. 8 with respect to U.S. branches of foreign banks is subject to the requirement that they are subject to the same regulation as domestic branches of U.S. banks. Obligations of U.S. branches of foreign banks may include certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch. Such obligations will meet the criteria for "Eligible Securities" as described in the Prospectus.

     In addition, as a matter of fundamental policy, the Portfolio may not enter into reverse repurchase agreements exceeding in the aggregate one-third of its total assets.

     Also, as a matter of fundamental policy, changeable only with the approval of the holders of a majority of the outstanding shares of the Portfolio, at least 80% of the annual gross income of the Portfolio will be derived from debt instruments, the interest on which is, in the opinion of bond counsel or counsel for issuers, exempt from regular Federal income tax, except in extraordinary circumstances such as when the Investment Adviser believes that market conditions indicate that the Portfolio should adopt a temporary defensive posture by holding uninvested cash or investing in taxable securities. Interest earned by the Portfolio on "private activity bonds" that is treated as an item of tax preference under Federal alternative minimum tax will be exempt from regular Federal income tax for purposes of determining whether the Portfolio meets this fundamental policy.

     Securities held in escrow or separate accounts in connection with the Portfolio's investment practices described in this Additional Statement and in the Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing Investment Restrictions.

     Except to the extent otherwise provided in Investment Restriction No. 8, for the purpose of such restriction in determining industry classification the Trust intends to use the industry classification titles in the Standard Industrial Classification Manual.

     In applying Restriction No. 8 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

     Any restriction which involves a maximum percentage will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolio.

     The Portfolio intends, as a non-fundamental policy, to diversify its investments in accordance with current SEC regulations. Investments in the securities of any single issuer (excluding cash, cash items, certain repurchase agreements, U.S. Government securities and securities of other investment companies) will be limited to not more than 5% of the value of the Portfolio's total assets at the time of purchase, except that 25% of the value of the total assets of the Portfolio may be invested in the securities of any one issuer for a period of up to three Business Days. A security that has an unconditional guarantee meeting special SEC requirements (a "Guarantee") does not need to satisfy the foregoing issuer diversification requirements that would otherwise apply, but the Guarantee is instead subject to the following diversification requirements: immediately after the acquisition of the security, the Portfolio may not have invested more than 10% of its total assets in securities issued by or subject to Guarantees from the same person, except that the Portfolio may, subject to certain conditions, invest up to 25% of its total assets in securities issued or subject to Guarantees of the same person. This percentage is 100% if the Guarantee is issued by the U.S. Government or an agency thereof. In addition, the Portfolio will limit its investments in certain conduit securities that are not rated in the highest short-term rating category as determined by two nationally recognized statistical rating organizations (each an "NRSRO") (or one NRSRO if the security is rated by only one NRSRO) or, if unrated, are not of comparable quality to First Tier Securities ("Second Tier Securities"), to 5% of its total assets, with investments in any one such issuer being limited to no more than 1% of the Portfolio's total assets or $1 million, whichever is greater, measured at the time of purchase. Conduit securities subject to this limitation are municipal instruments that are not subject to a Guarantee and involve an arrangement whereunder a person, other than a municipal issuer, provides for or secures repayment of the security and are not: (i) fully and unconditionally guaranteed by a municipal issuer; or (ii) payable from the general revenues of the municipal issuer or other municipal issuers; or (iii) related to a project owned and operated by a municipal issuer; or (iv) related to a facility leased to and under the control of an industrial or commercial enterprise that is part of a public project which, as a whole, is owned and under the control of a municipal issuer.

     In addition to the foregoing, the Portfolio is subject to additional diversification requirements imposed by SEC regulations on the acquisition of securities subject to other types of demand features.

                          ADDITIONAL TRUST INFORMATION

TRUSTEES AND OFFICERS

     The business and affairs of the Trust and the Portfolio are managed under the direction of the Trust's Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below.

NAME                                       POSITION(S)          PRINCIPAL OCCUPATION(S)
AND ADDRESS                      AGE       WITH TRUST           DURING PAST 5 YEARS

William H. Springer              69        Chairman              Director of Walgreen Co. (a retail drug
701 Morningside Drive                      and                   store business) since April 1988; Director
Lake Forest, IL 60045                      Trustee               of Baker, Fentress & Co. (a closed-end,
                                                                 non-diversified management investment
                                                                 company) from April 1992 to present; Trustee
                                                                 of Goldman Sachs Trust from 1989 to present.

Richard Gordon Cline             64        Trustee               Chairman and Director of Hussman
4200 Commerce Court,                                             International Inc. (commercial refrigeration
Suite 300                                                        company) since January 1998; Chairman of
Lisle, IL 60532                                                  Hawthorne Inc. (a management advisory
                                                                 services and private investment company)
                                                                 since January 1996; Chairman, President and
                                                                 CEO of NICOR Inc. (a diversified public
                                                                 utility holding company) from 1985 to 1996;
                                                                 Chairman and Director of the Federal Reserve
                                                                 Bank of Chicago from 1992 to 1995; Director
                                                                 of Central DuPage Health System, Pet
                                                                 Incorporated, Whitman Corporation (a
                                                                 diversified holding company), Kmart
                                                                 Corporation (a retailing company), Ryerson
                                                                 Tull, Inc. (a metals distribution company)
                                                                 and University of Illinois Foundation.

Edward J. Condon, Jr.            58        Trustee               Chairman and CEO of The Paradigm Group, Ltd.
Sears Tower, Suite 9650                                          (a financial advisor) since July 1993;
233 S. Wacker Drive                                              within the last five years he has served as
Chicago, IL 60606                                                Vice Chairman and Director of Energenics
                                                                 L.L.C.; Director of Financial Pacific
                                                                 Company; Member of the Board of Managers of
                                                                 The Liberty Hampshire Company, LLC; Member
                                                                 of Advisory Board of Real-Time U.S.A., Inc;
                                                                 Member of the Board of Directors of
                                                                 University Elder Care, Inc; Member of the
                                                                 Board of Directors of the Girl Scouts of
                                                                 Chicago; Member of the Board of Trustees of
                                                                 Dominican University.

John W. English                  66        Trustee               Private Investor since 1993; Vice President
50-H New England Ave.                                            and Chief Investment Officer of The Ford
P.O. Box 640                                                     Foundation (a charitable trust) from 1981
Summit, NJ 07902-0640                                            until 1993; Trustee of The China Fund,
                                                                 Inc., American Red Cross in Greater New
                                                                 York, Mote Marine Laboratory, State Street's
                                                                 Select Sector SPDR Trust, Washington
                                                                 Mutual's WM Funds and United Board for
                                                                 Christian Higher Education in Asia. Director
                                                                 of University of Iowa Foundation,
                                                                 Blanton-Peale Institutes of Religion and
                                                                 Health, Community Foundation of Sarasota
                                                                 County, and Duke Management Company.

Sandra Polk Guthman              55        Trustee               President and CEO of Polk Bros. Foundation
420 N. Wabash Avenue                                             (an Illinois not-for-profit corporation)
Suite 204                                                        from 1993 to present; Director of Business
Chicago, IL 60611                                                Transformation from 1992-1993 and Midwestern
                                                                 Director of Marketing from 1988-1992 for IBM
                                                                 Corporation; Director of MBIA Insurance
                                                                 Corporation of Illinois (bank holding
                                                                 company) since 1994 and Avondale Financial
                                                                 Corporation (a stock savings and loan
                                                                 holding company) since 1995.

Frederick T. Kelsey             71         Trustee               Consultant to Goldman Sachs from December
3133 Laughing Gull Court                                         1985 through February 1988; Director of
Johns Island, SC 29455                                           Goldman Sachs Funds Group and Vice President
                                                                 of Goldman Sachs from May 1981 until his
                                                                 retirement in November 1985; President and
                                                                 Treasurer of the Trust and other investment
                                                                 companies affiliated with Goldman Sachs
                                                                 through August 1985; President from 1983 to
                                                                 1985 and Trustee from 1983 to 1994 of The
                                                                 Centerland Funds and its successor, The
                                                                 Pilot Funds; Trustee of various management
                                                                 investment companies affiliated with Zurich
                                                                 Kemper Investments.

Richard P. Strubel               59        Trustee               Managing Director of Tandem Partners, Inc.
737 N. Michigan Avenue                                           (a privately held management services firm)
Suite 1405                                                       since 1990; President and CEO of Microdot,
Chicago, IL 60611                                                Inc. (a privately held manufacturing firm)
                                                                 from January 1984 to October 1994; Trustee
                                                                 of Goldman Sachs Trust from 1987 to present;
                                                                 Director of Kaynar Technologies Inc. (a
                                                                 leading manufacturer of aircraft fasteners)
                                                                 since March 1997; Trustee of the University
                                                                 of Chicago; Director of Children's Memorial
                                                                 Medical Center.

Jylanne M. Dunne                 39        President             Senior Vice President for Distribution
4400 Computer Drive                                              Services at First Data Investor Services
Westborough, MA 01581                                            Group, Inc. ("FDISG") (since 1988).

Richard H. Rose                  43        Vice                  Vice President and Division Manager of
4400 Computer Drive                        President             Mutual Fund Administration at FDISG (since
Westborough, MA 01581                                            1994); Senior Vice President at The Boston
                                                                 Company Advisors, Inc. (prior thereto).

Brian R. Curran                  31        Treasurer             Director of Fund Administration and
4400 Computer Drive                                              Accounting at FDISG (since 1997); Director
Westborough, MA 01581                                            of Fund Administration at State Street Bank
                                                                 (February 1997 to October 1997); Senior
                                                                 Auditor at Price Waterhouse L.L.P. (February
                                                                 1994 to February 1997); Manager of Fund
                                                                 Accounting at State Street Bank (prior
                                                                 thereto).

Linda J. Hoard                   51        Secretary             Counsel at FDISG (since 1998); Attorney
4400 Computer Drive                                              Consultant for Fidelity Investments,
Westborough, MA 01581                                            Investors Bank & Trust Company and FDISG
                                                                 (September 1994 to June 1998); Vice
                                                                 President and Assistant General Counsel at
                                                                 MFS Investment Management (prior thereto).

Teresa M.R. Hamlin               34        Assistant             Counsel at FDISG (since 1994); Paralegal
4400 Computer Drive                        Secretary             Manager at The Boston Company Advisors, Inc.
Westborough, MA 01581                                            (prior thereto).

Therese Hogan                    36        Assistant             Director of the State Regulation Department
4400 Computer Drive                        Secretary             at FDISG (since 1994); Senior Legal
Westborough, MA 01581                                            Assistant at Palmer and Dodge (prior
                                                                 thereto).

     None of the Trustees is an "interested person" under the 1940 Act. Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern, FDISG, First Data Distributors, Inc. ("FDDI" and collectively with FDISG, "First Data") and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. As a result of the responsibilities assumed by Northern under its Advisory Agreement, Transfer Agency Agreement, Custodian Agreement, and Co-Administration Agreement with the Trust, by FDISG under its Co-Administration Agreement with the Trust and by FDDI under its Distribution Agreement with the Trust, the Trust itself requires no employees.

     Each officer holds comparable positions with certain other investment companies of which First Data or an affiliate thereof is the investment adviser, administrator and/or distributor.

     Each Trustee earns a quarterly retainer of $6,750 and the Chairman of the Board earns a quarterly retainer of $10,125. Each Trustee, including the Chairman of the Board, earns an additional fee of $2,500 for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

     In addition, the Trustees established an Audit Committee consisting of three members including a Chairman of the Committee. The Audit Committee members are Messrs. Condon, Kelsey and Strubel (Chairman). Each member earns a fee of $2,500 for each meeting attended and the Chairman earns a quarterly retainer of $1,500.

     Each Trustee will hold office for an indefinite  term until the earliest of
(1) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (2) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust's Agreement and Declaration of Trust, or (3) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote), on the last day of the fiscal year of the Trust in which he or she attains the age of 72 years.

     The Trust's officers do not receive fees from the Trust for services in such capacities, although FDISG, of which they are also officers, receives fees from the Trust for administrative services.


     The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the one-year period ended November 30, 1998:

                              Aggregate             Pension or Retirement           Total Compensation From
                              Compensation          Benefits Accrued as a Part of   Trust Paid
Name of Trustee               from the Trust        Trust's Expenses                to Trustees

William H. Springer           $46,750               N/A                             $46,750
Richard G. Cline              $34,000               N/A                             $34,000
Edward J. Condon, Jr.         $37,000               N/A                             $37,000
John W. English               $32,500               N/A                             $32,500
Sandra Polk Guthman           $34,000               N/A                             $34,000
Frederick T. Kelsey           $37,000               N/A                             $37,000
Richard P. Strubel            $42,250               N/A                             $42,250

Investment Adviser, Transfer Agent and Custodian

     Northern, a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company, is one of the nation's leading providers of trust and investment management services. As of September 30, 1999, Northern and its affiliates had over $___ billion in assets under management for clients including public and private retirement funds, endowments, foundations, trusts, corporations, and individuals. Northern is one of the strongest banking organizations in the United States. Northern believes it has built its organization by serving clients with integrity, a commitment to quality, and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. With respect to such clients, the Trust is designed to assist (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and may also provide educational material to their employees, (ii) employers who provide post-retirement Employees' Beneficiary Associations ("VEBA") and require investments that respond to the impact of Federal regulations, (iii) insurance companies with the day-to-day management of uninvested cash balances as well as with longer-term investment needs, and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives.

     Northern employs a team approach to the investment management of the Portfolio, relying upon investment professionals under the leadership of James
M. Snyder, Chief Investment Officer and Executive Vice President of Northern.

     Under its Advisory Agreement with the Trust, Northern, subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for the Portfolio and placing purchase and sale orders for the portfolio transactions of the Portfolio. In connection with portfolio transactions for the Portfolio, which are generally done at a net price without a broker's commission, Northern's Advisory Agreement provides that Northern shall attempt to obtain the best net price and execution.

     Northern's investment advisory duties for the Trust are carried out through its Trust Department. On occasions when Northern deems the purchase or sale of a security to be in the best interests of the Portfolio as well as other fiduciary or agency accounts managed by it (including any other portfolio, investment company or account for which Northern acts as adviser), the Investment Advisory Agreement provides that Northern, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other accounts in order to obtain best net price and execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Northern in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for the Portfolio or the amount of the securities that are able to be sold for the Portfolio. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Investment Advisory Agreement permits Northern, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of Northern's opinion of the reliability and quality of such broker or dealer.

     The Advisory Agreement provides that Northern may render similar services to others so long as its services under such Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify Northern against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Agreement) or, in lieu thereof, contribute to resulting losses.

     Under its Transfer Agency Agreement with the Trust, Northern has undertaken to (1) answer customer inquiries regarding the current yield of, and certain other matters (e.g. account status information) pertaining to, the Trust, (2) process purchase and redemption transactions, including transactions generated by any service provided outside of the Agreement by Northern, its affiliates or correspondent banks whereby customer account cash balances are automatically invested in shares of the Portfolio, and the disbursement of the proceeds of redemptions, (3) establish and maintain separate omnibus accounts with respect to shareholders investing through Northern or any of its affiliates and correspondent banks and act as transfer agent and perform sub-accounting services with respect to each such account, (4) provide periodic statements showing account balances, (5) mail reports and proxy materials to shareholders,
(6) provide information in connection with the preparation by the Trust of various regulatory reports and prepare reports to the Trustees and management,
(7) answer inquiries (including requests for prospectuses and statements of additional information, and assistance in the completion of new account applications) from investors and respond to all requests for information regarding the Trust (such as current price, recent performance, and yield data) and questions relating to accounts of investors (such as possible errors in statements, and transactions), (8) respond to and seek to resolve all complaints of investors with respect to the Trust or their accounts, (9) furnish proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices to investors, (10) furnish the Trust all pertinent Blue Sky information, (11) perform all required tax withholding, (12) preserve records, and (13) furnish necessary office space, facilities and personnel. Northern may appoint one or more sub- transfer agents in the performance of its services.

     As compensation for the services rendered by Northern under the Transfer Agency Agreement with respect to Service Shares and Premier Shares described in this Additional Statement and the assumption by Northern of related expenses, Northern is entitled to a fee from the Trust, calculated daily and payable monthly, at the following annual rates: (i) .01% of the average daily net asset value of the outstanding Service Shares of the Portfolio; and (ii) .02% of the average daily net asset value of the outstanding Premier Shares of the Portfolio. The transfer agency fee attributable to each class of shares is borne solely by that class. Northern's affiliates and correspondent banks may receive compensation for performing the services described in the preceding paragraph that Northern would otherwise receive. Conflict-of-interest restrictions under state and Federal law (including the Employee Retirement Income Security Act of
1974) may apply to the receipt by such affiliates or correspondent banks of such compensation in connection with the investment of fiduciary funds in Service Shares and Premier Shares of the Portfolio.

     Under its Custodian Agreement with the Trust, Northern (1) holds the Portfolio's cash and securities, (2) maintains such cash and securities in separate accounts in the name of the Portfolio, (3) makes receipts and disbursements of funds on behalf of the Portfolio, (4) receives, delivers and releases securities on behalf of the Portfolio, (5) collects and receives all income, principal and other payments in respect of the Portfolio's securities held by Northern under the Custodian Agreement, and (6) maintains the accounting records of the Trust. Northern may employ one or more subcustodians, provided that Northern, subject to certain monitoring responsibilities, shall have no more responsibility or liability to the Trust on account of any action or omission of any subcustodian so employed than such subcustodian has to Northern and that the responsibility or liability of the subcustodian to Northern shall conform to the resolution of the Trustees of the Trust authorizing the appointment of the particular subcustodian. Northern may also appoint agents to carry out such of the provisions of the Custodian Agreement as Northern may from time to time direct, provided that the appointment of an agent shall not relieve Northern of any of its responsibilities under the Agreement.

     As compensation for the services rendered to the Trust by Northern as custodian, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows: (i) $18,000 annually for the Portfolio, plus (ii) 1/100th of 1% annually of the Portfolio's average daily net assets to the extent they exceed $100 million, plus (iii) a fixed dollar fee for each trade in portfolio securities, plus (iv) a fixed dollar fee for each time that Northern as custodian receives or transmits funds via wire, plus (v) reimbursement of expenses incurred by Northern as custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses (iii) and (iv) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern may permanently or temporarily waive all or any portion of any upward adjustment.

     Northern's fees under the Custodian Agreement are subject to reduction based on the Portfolio's daily uninvested cash balances (if any).

     Unless sooner terminated, each of the Advisory Agreement, Transfer Agency Agreement and Custodian Agreement between Northern and the Trust will continue in effect with respect to the Portfolio until April 30, 2000, and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval and (2) by the Trustees or by the vote of a majority of the outstanding shares of the Portfolio (as defined below under "Other Information"). Each agreement is terminable at any time without penalty by the Trust (by specified Trustee or shareholder action) on 60 days' written notice to Northern and by Northern on 60 days' written notice to the Trust.

     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Northern believes that it may perform the services contemplated by its agreements with the Trust without violation of such banking laws or regulations, which are applicable to it. It should be noted, however, that future changes in either Federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Northern from continuing to perform such services for the Trust.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of Northern in connection with the provision of services on behalf of the Trust, the Trust might be required to alter materially or discontinue its arrangements with Northern and change its method of operations. It is not anticipated, however, that any change in the Trust's method of operations would affect the net asset value per share of the Portfolio or result in a financial loss to any shareholder. Moreover, if current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing shares of an open-end investment company were relaxed, the Trust expects that Northern and its affiliates would consider the possibility of offering to perform some or all of the services now provided by First Data. It is not possible, of course, to predict whether or in what form such restrictions might be relaxed or the terms upon which Northern and its affiliates might offer to provide services for consideration by the Trustees.

     Northern is active as an underwriter of municipal instruments. Under the 1940 Act, the Portfolio is precluded, subject to certain exceptions, from purchasing in the primary market those municipal instruments with respect to which Northern is serving as a principal underwriter. In the opinion of Northern, this limitation will not significantly affect the ability of the Portfolio to pursue its investment objective.

     Under a Service Mark License Agreement with the Trust, Northern Trust Corporation has agreed that the name "Northern Institutional Funds" may be used in connection with the Trust's business on a royalty-free basis. Northern Trust Corporation has reserved to itself the right to grant the non-exclusive right to use the name "Northern Institutional Funds" to any other person. The Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name "Northern Institutional Funds."

Portfolio Transactions

     To the extent that the Portfolio effects brokerage transactions with First Data or any broker/dealer affiliated directly or indirectly with the Investment Adviser, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker/dealer effecting such transactions, will be fair and reasonable to the shareholders of the Portfolio.

Co-Administrators and Distributor

     Northern and FDISG, 4400 Computer Drive, Westborough, Massachusetts 01581, act as co-administrators for the Portfolio under a Co-Administration Agreement with the Trust. Subject to the general supervision of the Trust's Board of Trustees, Northern and FDISG (the "Co-Administrators") provide supervision of all aspects of the Trust's non-investment advisory operations and perform various corporate secretarial, treasury and blue sky services, including but not limited to: (a) maintaining office facilities and furnishing corporate officers for the Trust; (b) furnishing data processing services, clerical services, and executive and administrative services and standard stationery and office supplies; (c) performing all functions ordinarily performed by the office of a corporate treasurer, and furnishing the services and facilities ordinarily incident thereto, such as expense accrual monitoring and payment of the Trust's bills, preparing monthly reconciliation of the Trust's expense records, updating projections of annual expenses, preparing materials for review by the Board of Trustees and compliance testing; (d) preparing and submitting reports to the Trust's shareholders and the SEC; (e) preparing and printing financial statements; (f) preparing monthly Portfolio profile reports; (g) preparing and filing the Trust's Federal and state tax returns (other than those required to be filed by the Trust's custodian and transfer agent) and providing shareholder tax information to the Trust's transfer agent; (h) assisting in marketing strategy and product development; (i) performing oversight/management responsibilities, such as the supervision and coordination of certain of the Trust's service providers; (j) effecting and maintaining, as the case may be, the registration of shares of the Trust for sale under the securities laws of various jurisdictions; (k) assisting in maintaining corporate records and good standing status of the Trust in its state of organization; and (l) monitoring the Trust's arrangements with respect to services provided by Servicing Agents to their customers who are the beneficial owners of shares, pursuant to servicing agreements between the Trust and such Servicing Agents.

     Subject to the limitations described below, as compensation for their administrative services and the assumption of related expenses, the Co-Administrators are entitled to a fee from the Portfolio, computed daily and payable monthly, at an annual rate of .10% of the average daily net assets of the Portfolio. The Co-Administrators will reimburse the Portfolio for its expenses (including administration fees payable to the Co-Administrators, but excluding advisory fees, transfer agency fees, servicing fees and extraordinary expenses) which exceed on an annualized basis .10% of the Portfolio's average daily net assets.

     Unless sooner terminated, the Co-Administration Agreement will continue in effect until April 30, 2001, and thereafter for successive one-year terms with respect to the Portfolio, provided that the agreement is approved annually (1) by the Board of Trustees or (2) by the vote of a majority of the outstanding shares of the Portfolio (as defined below under "Other Information"), provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to the Agreement and who are not interested persons (as defined in the 1940 Act) of any party thereto, by vote cast in person at a meeting called for the purpose of voting on such approval. The Co-Administration Agreement is terminable at any time after April 30, 2001, without penalty by the Trust on at least 60 days written notice to the Co-Administrators. Each Co-Administrator may terminate the Co-Administration Agreement with respect to itself at any time after April 30, 2001 without penalty on at least 60 days written notice to the Trust and the other Co-Administrator.

     The Trust may terminate the Co-Administration Agreement prior to April 30, 2001 in the event that the Trust or its shareholders incur damages in excess of $100,000 as a result of the willful misfeasance, bad faith or negligence of the Co-Administrators, or the reckless disregard of their duties under the Agreement. The Trust may also terminate the Co-Administration Agreement prior to April 30, 2001 in the event that the Co-Administrators fail to meet one of the performance standards set forth in the Agreement.

     The Trust has entered into a Distribution Agreement with FDDI, under which FDDI, as agent, sells Service Shares and Premier Shares of the Portfolio on a continuous basis. FDDI pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Trust and of sales presentations, advertising and other distribution efforts. No compensation is payable by the Trust to FDDI for such distribution services.

     The Co-Administration Agreement provides that the Co-Administrators may render similar services to others so long as their services under such Agreement are not impaired thereby. The Co-Administration Agreement also provides that the Trust will indemnify each Co-Administrator against all claims except those resulting from the willful misfeasance, bad faith or negligence of such Co-Administrator, or the Co-Administrator's breach of confidentiality. The Distribution Agreement provides that the Trust will indemnify FDDI against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by FDDI, or those resulting from the willful misfeasance, bad faith or negligence of FDDI, or FDDI's breach of confidentiality. FDDI is a wholly-owned subsidiary of FDISG, which is a wholly-owned subsidiary of First Data Corporation.

Counsel and Auditors

     Drinker Biddle & Reath LLP, with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serve as counsel to the Trust.

     Ernst & Young LLP, independent auditors, 233 S. Wacker Drive, Chicago, Illinois 60606, have been selected as auditors of the Trust. In addition to audit services, Ernst & Young LLP reviews the Trust's Federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.

In-Kind Purchases and Redemptions

     Payment for Service Shares and Premier Shares of the Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio as described in the Prospectus. For further information about this form of payment, contact Northern. In connection with an in-kind securities payment, the Portfolio will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Portfolio and that the Portfolio receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Portfolio; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

     Although the Portfolio generally will redeem Service Shares and Premier Shares in cash, it reserves the right to pay redemptions by a distribution in-kind of securities (instead of cash) from the Portfolio. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Portfolio's net asset value per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

Third-Party Fees and Requirements

     Service Shares and Premier Shares are sold and redeemed without any purchase or redemption charge imposed by the Trust, although Northern and other institutions may charge their customers for services provided in connection with their investments.

     The exercise of voting rights and the delivery to Customers of shareholder communications from the Trust will be governed by the Customers' account agreements with the Institutions. Customers should read the Prospectus in connection with any relevant agreement describing the services provided by an Institution and any related requirements and charges, or contact the Institution at which the Customer maintains its account for further information.

                             PERFORMANCE INFORMATION

     The performance of a class of shares of the Portfolio may be compared to those of other money market funds with similar investment objectives and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of shares may be compared to data prepared by IBC Financial Data, Inc. or other independent mutual fund reporting services. Performance data as reported in national financial publications such as Money Magazine, Morningstar, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a class of shares of the Portfolio.

     From time to time, the Portfolio may advertise its "yield," "effective yield," "tax-equivalent yield" and "tax-equivalent effective yield." These yield figures will fluctuate, are based on historical earnings and are not intended to indicate future performance. "Yield" refers to the net investment income generated by an investment in the Portfolio over a seven-day period identified in the advertisement. This net investment income is then "annualized." That is, the amount of net investment income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

     In arriving at quotations as to "yield," the Trust first determines the net change, exclusive of capital changes, during the seven-day period in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, then divides such net change by the value of the account at the beginning of the period to obtain the base period return, and then multiplies the base period return by 365/7.

     "Effective yield" is calculated similarly but, when annualized, the net investment income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "effective yield" with respect to the shares of the Portfolio is computed by adding 1 to the base period return (calculated as above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     The "tax-equivalent yield" demonstrates the level of taxable yield necessary to produce an after-tax yield equivalent to the Portfolio's tax-free yield. It is calculated by taking that portion of the seven-day "yield" which is tax-exempt and adjusting it to reflect the tax savings associated with a stated tax rate. The "tax-equivalent current yield" will always be higher than the Portfolio's yield.

     "Tax-equivalent yield" is computed by dividing the tax-exempt portion of the yield by 1 minus a stated income tax rate and then adding the quotient to the taxable portion of the yield, if any. There may be more than one tax-equivalent yield if more than one stated income tax rate is used.

     The "tax-equivalent effective yield" demonstrates the level of taxable yield necessary to produce an after-tax yield equivalent to the Portfolio's tax-free effective yield. It is calculated by taking that portion of the seven-day "effective yield" which is tax-exempt and adjusting it to reflect the tax savings associated with a stated tax rate. The "tax-equivalent effective yield" will always be higher than the Portfolio's effective yield.

     "Tax-equivalent effective yield" is computed by dividing the tax-exempt portion of the effective yield by 1 minus a stated income tax-rate, and then adding the quotient to the taxable portion of the effective yield, if any. There may be more than one tax-equivalent effective yield, if more than one stated income tax rate is used.

     Quotations of yield, effective yield, tax-equivalent current yield and tax-equivalent effective yield provided by the Trust are carried to at least the nearest hundredth of one percent. Any fees imposed by Northern, its affiliates or correspondent banks on their customers in connection with investments in shares of the Portfolio are not reflected in the calculation of yields of the Portfolio.

     The Portfolio's yields may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. The Portfolio's yields fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. The annualization of one week's income is not necessarily indicative of future actual yields. Actual yields will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in money market interest rates, portfolio expenses and other factors. Yields are one basis investors may use to analyze the Portfolio as compared to other money market funds and other investment vehicles. However, yields of other money market funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining yield.

     The Portfolio may also quote from time to time its total return in accordance with SEC regulations.

     The yields and total returns of the Portfolio's Shares are calculated separately from the calculations of the yield and total return of the Service Shares and Premier Shares described in this Additional Statement.

                            AMORTIZED COST VALUATION

     As stated in the Prospectus, the Portfolio seeks to maintain a net asset value of $1.00 per share and, in this connection, values its instruments on the basis of amortized cost pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yield to investors in the Portfolio may differ somewhat from that obtained in a similar entity which uses available indications as to market value to value its portfolio instruments. For example, if the use of amortized cost resulted in a lower (higher) aggregate Portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher (lower) yield and ownership interest than would result from investment in such similar entity and existing investors would receive less (more) investment income and ownership interest. However, the Trust expects that the procedures and limitations referred to in the following paragraphs of this section will tend to minimize the differences referred to above.

     Under Rule 2a-7, the Trust's Board of Trustees, in supervising the Trust's operations and delegating special responsibilities involving portfolio management to Northern, has established procedures that are intended, taking into account current market conditions and the Portfolio's investment objective, to stabilize the net asset value of the Portfolio, as computed for the purposes of purchases and redemptions, at $1.00 per share. The Trustees' procedures include periodic monitoring of the difference (the "Market Value Difference") between the amortized cost value per share and the net asset value per share based upon available indications of market value. Available indications of market value used by the Trust consist of actual market quotations or appropriate substitutes which reflect current market conditions and include (a) quotations or estimates of market value for individual portfolio instruments and/or (b) values for individual portfolio instruments derived from market quotations relating to varying maturities of a class of money market instruments. In the event the Market Value Difference of the Portfolio exceeds certain limits or Northern believes that the Market Value Difference may result in material dilution or other unfair results to investors or existing shareholders, the Trust will take action in accordance with the 1940 Act and the Trustees will take such steps as they consider appropriate (e.g., selling portfolio instruments to shorten average portfolio maturity or to realize capital gains or losses, reducing or suspending shareholder income accruals, redeeming shares in-kind or utilizing a net asset value per share based upon available indications of market value which under such circumstances would vary from $1.00) to eliminate or reduce to the extent reasonably practicable any material dilution or other unfair results to investors or existing shareholders which might arise from Market Value Differences. In particular, if losses were sustained by the Portfolio, the number of outstanding shares might be reduced in order to maintain a net asset value per share of $1.00. Such reduction would be effected by having each shareholder proportionately contribute to the Portfolio's capital the necessary shares to restore such net asset value per share. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investing in the Portfolio.

     Rule 2a-7 requires that the Portfolio limit its investments to instruments which Northern determines (pursuant to guidelines established by the Board of Trustees) to present minimal credit risks and which are "Eligible Securities" as defined by the SEC and described in the Prospectus. The Rule also requires that the Portfolio maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its policy of maintaining a stable net asset value per share and precludes the purchase of any instrument deemed under the Rule to have a remaining maturity of more than 397 calendar days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Rule requires the Portfolio to invest its available cash in such a manner as to reduce such maturity to the prescribed limit as soon as reasonably practicable.

                DESCRIPTION OF SERVICE SHARES AND PREMIER SHARES

     The Trust Agreement permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trustees may hereafter create series in addition to the Trust's nineteen existing series, which represent interests in the Trust's nineteen respective portfolios. The Trust Agreement also permits the Board of Trustees to classify or reclassify any unissued shares into classes within a series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in three separate classes of shares of the Portfolio: Shares, Service Shares and Premier Shares. This Additional Statement (and the related Prospectus) relates only to the Service Shares and Premier Shares of the Portfolio discussed herein. For information on the other share classes in the Portfolio and on the Trust's other investment portfolios, call the toll-free number on page 1.

     Under the terms of the Trust Agreement, each share of the Portfolio is without par value, represents an equal proportionate interest in the Portfolio with each other share of its class in the Portfolio and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Trustees. Upon the liquidation of the Portfolio, shareholders of each class of the Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described under "About Your Account - Selling Shares and Account Policies and Other Information" in the Prospectus and under "Amortized Cost Valuation" in this Additional Statement. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by the Portfolio may be suspended for more than seven days (a) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Portfolio normally utilizes is closed or is restricted as determined by the SEC, (b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Portfolio to dispose of instruments owned by it or fairly to determine the value of its net assets, or (c) for such other period as the SEC may by order permit for the protection of the shareholders of the Portfolio. The Trust may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of the Portfolio are redeemable at the unilateral option of the Trust if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of the Portfolio. Service Shares and Premier Shares when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below. In the interests of economy and convenience, certificates representing Service Shares and Premier Shares of the Portfolio are not issued.

     The proceeds received by the Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of the Portfolio will be segregated on the books of account, and will be charged with the liabilities and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolio are normally allocated in proportion to the net asset value of the Portfolio except where allocations of direct expenses can otherwise be fairly made.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Portfolio, if it is affected by the matter. The Portfolio is affected by a matter unless it is clear that the interests of the Portfolio in the matter are substantially identical as the other investment portfolios or that the matter does not affect any interest of the Portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Portfolio only if approved by a majority of the outstanding shares of the Portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above. In addition, shareholders of each of the classes in the Portfolio have equal voting rights except that only shares of a particular class of the Portfolio will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to shareholder servicing expenses and transfer agency fees that are payable by that class.

     The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as "dollar-based voting"). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees may determine or may be required by law. The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Trustees will promptly call a meeting of shareholders to vote upon the removal of any Trustee when so requested in writing by the record holders of 10% or more of the outstanding shares. To the extent required by law, the Trust will assist in shareholder communications in connection with such a meeting.

     The Trust Agreement authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a "master-feeder" structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

     The Trust Agreement also authorizes the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger, consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

     The Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders.

     The Trust Agreement permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

     Under the Delaware Business Trust Act (the "Delaware Act"), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refuses to apply Delaware law; (2) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (3) the applicable series of the Trust is unable to meet its obligations.

     The Trust Agreement provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. However, nothing in the Trust Agreement protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     The Trust Agreement provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

     In addition to the requirements of Delaware law, the Trust Agreement provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trust Agreement also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

     The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). To the extent provided by the Trustees in the appointment of Series Trustees, Series Trustees
(a) may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust; (b) may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees under the Trust Agreement with respect to such series or class; and/or (c) may have no power or authority with respect to any other series or class. The Trustees are not currently considering the appointment of Series Trustees for the Trust.

     As of July 30, 1999, substantially all of the Trust's portfolios' outstanding shares were held of record by Northern for the benefit of its customers and the customers of its affiliates and correspondent banks that have invested in the portfolios. As of the same date, Northern possessed sole or shared voting and/or investment power for its customer accounts with respect to less than 10% of the Trust's outstanding shares. As of the same date, the Trust's Trustees and officers as a group owned beneficially less than 1% of the outstanding shares of each class of each portfolio.

                     ADDITIONAL INFORMATION CONCERNING TAXES

General

     The Portfolio will elect to be taxed separately as a regulated investment company (a "RIC"). To qualify as a RIC, the Portfolio generally must distribute an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income (net income and the excess of net short-term capital gain over net long-term capital loss), if any, for each year (the "Distribution Requirement") and satisfy certain other requirements.

     The Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities or currencies. Also, at the close of each quarter of the taxable year, it is generally required that at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other
RICs), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses. The Portfolio intends to comply with these RIC requirements.

     If for any taxable year the Portfolio was not to qualify as a RIC, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions by the Portfolio would be taxable to shareholders as ordinary income to the extent of the Portfolio's current and accumulated earnings and profits, and would be eligible for the dividends-received deduction in the case of corporate shareholders.

     The Internal Revenue Code imposes a nondeductible 4% excise tax on RICs that fail currently to distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax. The Portfolio also intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If the Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax.

     The Trust will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends and gross sale proceeds paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

Special Tax Considerations

     As described in the Prospectus, the Portfolio is designed to provide investors with Federally tax-exempt interest income. The Portfolio is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Portfolio would not be suitable for tax-exempt institutions or for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Portfolio's dividends being tax-exempt. In addition, the Portfolio may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

     In order for the Portfolio to pay Federal exempt-interest dividends with respect to any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of the Portfolio must consist of tax-exempt obligations. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Portfolio and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Portfolio's taxable year. However, the aggregate amount of dividends so designated by the Portfolio cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Portfolio during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Portfolio with respect to any taxable year which qualifies as Federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Portfolio with respect to such year.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Portfolio generally is not deductible for Federal income tax purposes to the extent attributable to exempt-interest-dividends. If a shareholder holds Portfolio shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends earned with respect to the shares. The Treasury Department, however, is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular distributions for investment companies that regularly distribute at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Additional Statement.

     Corporate   taxpayers   will  be   required   to  take  into   account  all
exempt-interest dividends from the Portfolio in determining certain adjustments for alternative minimum tax purposes.

     The Portfolio will determine annually the percentages of its net investment income which is exempt from tax, which constitute an item of tax preference for purposes of the Federal alternative minimum tax, and which is fully taxable, and will apply these percentages uniformly to all dividends declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

     Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolios.

Foreign Investors

     Foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by the Portfolio of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, regardless of the extent, if any, to which the income or gain is derived from non-U.S. investments of the Portfolio. For this purpose, foreign shareholders include individuals other than U.S. citizens, residents and certain nonresident aliens, and foreign corporations, partnerships, trusts and estates. Different tax consequences may apply to a foreign shareholder engaged in a U.S. trade or business or present in the U.S. for 183 days or more in a year. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in the Portfolio.

Conclusion

     The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Additional Statement. Such laws and regulations may be changed by legislative or administrative action. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are advised to consult their tax advisers with specific reference to their own tax situation, including the application of state and local taxes.

     Although the Portfolio expects to qualify as a RIC and to be relieved of all or substantially all Federal taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.

SERVICE PLAN

     The Trust, on behalf of the Portfolio, has adopted a Service Plan (the "Plan") with respect to the Service Shares and Premier Shares. Under the Plan, the Trust, on behalf of the Service Shares and the Premier Shares of the Portfolio, is authorized to pay to Northern a monthly or quarterly service fee in respect of (i) administrative support services performed and expenses incurred in connection with the Portfolio's Service Shares and Premier Shares and (ii) personal and account maintenance services performed and expenses incurred in connection with the Portfolio's Premier Shares as set forth below. The fee paid for such services (the "Service Fee") during any one year shall not exceed: (i) .33% of the average daily net asset value of the Service Shares of the Portfolio and (ii) .58% of the average daily net asset value of the Premier Shares of the Portfolio during such period; provided, however, that the fee paid for personal and account maintenance services and expenses shall not exceed .25% of the average daily net asset value of the Premier Shares of the Portfolio for such period. Northern will determine the amount of the Service Fee to be paid to one or more brokers, dealers, other financial institutions or other industry professionals (collectively, "Servicing Agents") and the basis on which such payments will be made. Payments to a Servicing Agent will be subject to compliance by the Servicing Agent with the terms of the related Plan agreement entered into by the Servicing Agent. The Service Fees payable pursuant to this Plan shall not pertain to services or expenses which are primarily intended to result in the sales of Service Shares and Premier Shares.

     Payments of the Service Fee with respect to Service Shares and Premier Shares will be used to compensate or reimburse Northern and the Servicing Agents for administrative support services and expenses, which may include without limitation: (i) acting or arranging for another party to act, as recordholder and nominee of Service Shares and Premier Shares of the Portfolio beneficially owned by Customers; (ii) establishing and maintaining individual accounts and records with respect to Service Shares and Premier Shares of the Portfolio owned by Customers; (iii) processing and issuing confirmations concerning Customer orders to purchase, redeem and exchange Service Shares and Premier Shares of the Portfolio; (iv) receiving and transmitting funds representing the purchase price or redemption proceeds of Service Shares and Premier Shares of the Portfolio;
(v) processing dividend payments on behalf of Customers; (vi) forwarding shareholder communications from the Trust (such as proxy statements and proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); (vii) providing such statistical and other information as may be reasonably requested by the Trust or necessary for the Trust to comply with applicable Federal or state law; (viii) facilitating the inclusion of the Portfolio in investment, retirement, asset allocation, cash management or sweep accounts or similar programs or services offered to their Customers or to Customers of other Servicing Agents; (ix) facilitating electronic or computer trading and/or processing in the Portfolio to their Customers or to Customers of other Servicing Agents; and (x) performing any other similar administrative support services. Payments of the Service Fee with respect to the Premier Shares will also be used to compensate or reimburse Northern and the Servicing Agents for personal and account maintenance services and expenses, which may include, without limitation: (i) providing facilities to answer inquiries and respond to correspondence with Customers and other investors about the status of their accounts or about other aspects of the Trust or the Portfolio; (ii) assisting Customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Servicing Agents; (iii) providing services to Customers intended to facilitate, or improve their understanding of the benefits and risks of, the Portfolio to Customers, including asset allocation and other similar services;
(iv) acting as liaison between Customers and the Trust, including obtaining information from the Trust and assisting the Trust in correcting errors and resolving problems; and (v) performing any similar personal and account maintenance services.

     Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Servicing Agent's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Service or Premier Shares. Servicing Agents, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in Service or Premier Shares.

     The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related agreements, approved the Plan and related agreement for the Portfolio at a meeting called for the purpose of voting on such Plan and related agreement on [_________, 1999]. The Plan and related agreement will remain in effect until April 30, 2000 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above.

     The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the Board of Trustees in the manner described above. The Plan may be terminated as to the Service Class and the Premier Class at any time by a majority of the non-interested Trustees. A service agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by any party to the agreement on not more than sixty (60) days' written notice to any other party to the agreement. Each service agreement shall terminate automatically if assigned. While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit the Portfolio and holders of Service and Premier Shares of the Portfolio. The Plan provides that the Board of Trustees will review, at least quarterly, a written report of the amount expended under the Plan and the purposes of the expenditures.

                                OTHER INFORMATION

     The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

     The Portfolio is responsible for the payment of its expenses. Such expenses include, without limitation, the fees and expenses payable to Northern and First Data, brokerage fees and commissions, fees for the registration or qualification of Portfolio shares under Federal or state securities laws, expenses of the organization of the Portfolio, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of or claim for damages or other relief asserted against the Trust for violation of any law, legal, tax and auditing fees and expenses, Service Fees, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, compensation and expenses of its Trustees, expenses for industry organizations such as the Investment Company Institute, miscellaneous expenses and extraordinary expenses incurred by the Trust.

     The term "majority of the outstanding shares" of either the Trust or the Portfolio means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment restriction, the vote of the lesser of (i) 67% or more of the shares of the Trust or the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or the Portfolio.

     Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

     A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper that is a permissible investment for the Portfolios:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper that is a permissible investment for the Portfolios:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     The following summarizes the rating categories used by Duff & Phelps for commercial paper that is a permissible investment for the Portfolios:

     "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category.

     Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations that are permissible investments for the Portfolios:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch for short-term obligations that are permissible investments for the
Portfolios:

     "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" - This designation represents Thomson BankWatch's second- highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

     The  following  summarizes  the  ratings  used by  Standard  &  Poor's  for
corporate  and  municipal  debt  that  are   permissible   investments  for  the
Portfolios:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     PLUS (+) OR MINUS (-) - The "AA" rating classification may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt that are permissible investments for the Portfolios:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high- grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in the rating classification "Aa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

     The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt that are permissible investments for the Portfolios:

     "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     To provide more detailed indications of credit quality, the "AA" and "A" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

     The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds that are permissible investments for the Portfolio:

     "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     To provide more detailed indications of credit quality, the Fitch IBCA rating "AA" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

     Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings for those investments which are permissible investments for the Portfolios:

     "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

     "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

     PLUS (+) OR MINUS (-) The ratings "AAA" and "AA" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

Municipal Note Ratings

     A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes that are permissible investments for the Portfolios:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes that are permissible investments for the Portfolios:

     "MIG-1"/"VMIG-1" - This designation, denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation, denotes high quality, with margins of protection that are ample although not so large as in the preceding group.

     Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes that are permissible investments for the Portfolios.



PART C.

                                OTHER INFORMATION


ITEM 23. EXHIBITS

        The following exhibits are incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (the "Registration Statement") (Accession No. 0000950130-96-001086), Post-Effective Amendment No. 32 to such Registration Statement (Accession No. 0000950130-97-000170), Post-Effective Amendment No. 33 to such Registration Statement (Accession No. 0000950130-97-001306), Post-Effective Amendment No. 34 to such Registration Statement (Accession No. 0000950130-97-002471), Post-Effective Amendment No. 35 to such Registration Statement (Accession No. 0000950131-97-005862), Post-Effective Amendment No. 36 to such Registration Statement (Accession No. 0000950131-98-00216), Post-Effective Amendment No. 37 to such Registration Statement (Accession No. 0000950131-98-00512), Post-Effective Amendment No. 38 to such Registration Statement (Accession No. 0000950131-98-002030) and Post-Effective Amendment No. 39 to such Registration Statement (Accession No. 0000950131-99-000461):

     (a) (1) Agreement and Declaration of Trust dated July 1, 1997 (Accession No. 0000950131-98-00216).

        (2) Amendment No. 1 dated January 27, 1998 to the Agreement and Declaration of Trust (Accession No. 0000950131-99-000461).

     (3) Amendment No. 2 dated May 15, 1998 to the Agreement and Declaration of Trust (Accession No. 0000950131-99-000461).

     (b) By-Laws dated July 8, 1997 (Accession No. 0000950131-98-00216).

     (c) Articles IV, V and VII of the Agreement and Declaration of Trust dated July 1, 1997 (Accession No. 0000950131-98-00216).

        (d) (1) Investment Advisory Agreement dated March 31, 1998 between the Registrant and The Northern Trust Company (the "Investment Advisory Agreement") (Accession No. 0000950131-99-000461).

     (2) Addendum No. 1 dated March 31, 1998 to the Investment Advisory Agreement (Accession No. 0000950131-99-000461).

     (3) Addendum No. 2 dated March 31, 1998 to the Investment Advisory Agreement (Accession No. 0000950131-99-000461).

        (4) Addendum No. 3 dated March 31, 1998 to the Investment Advisory Agreement. (Accession No. 0000950131-99-000461).

     (5) Addendum No. 4 dated March 31, 1998 to the Investment Advisory Agreement (Accession No. 0000950131-99-000461).

     (6) Addendum No. 5 dated March 31, 1998 to the Investment Advisory Agreement (Accession No. 0000950131-99-000461).

     (7) Addendum No. 6 dated March 31, 1998 to the Investment Advisory Agreement (Accession No. 0000950131-99-000461).

     (8) Assumption Agreement dated April 1, 1998 between The Northern Trust Company and Northern Trust Quantitative Advisors, Inc. (Accession No. 0000950131-99-000461).

        (e)  (1)  Distribution  Agreement  dated  March  31,  1998  between  the
     Registrant and Goldman, Sachs & Co. ("Goldman Sachs") (Accession No. 0000950131-99-000461).

     (f) Not Applicable.

     (g) (1) Custodian Agreement dated June 8, 1992 between the Registrant and The Northern Trust Company (Accession No. 0000950131-98-002030).

     (2) Addendum No. 1 to the Custodian Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950130-96-001086).

     (3) Addendum No. 2 to the Custodian Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950130-96-001086).

     (4) Addendum No. 3 to the Custodian Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950130-97-002471).

     (5) Addendum No. 4 to the Custodian Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950131-97-005862).

     (6) Addendum No. 5 to the Custodian Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950131-98-002030).

     (7) Addendum No. 6 to the Custodian Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950131-98-002030).

        (8) Addendum No. 7 to the Custodian Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950131-99-000461).

     (9) Foreign Custody Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950131-98-002030).

     (10) Addendum No. 1 to the Foreign Custody Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950130-97-002471).

     (11) Addendum No. 2 to the Foreign Custody Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950131-98-002030).

        (12)  Addendum  No.  3 to the  Foreign  Custody  Agreement  between  the
     Registrant    and   The   Northern    Trust    Company    (Accession    No.
     0000950131-99-000461).

     (13) Foreign Custody Monitoring  Agreement dated March 31, 1998 between the
     Registrant    and   The   Northern    Trust    Company    (Accession    No.
     0000950131-99-000461).

     (h) (1) Agreement and Plan of Reorganization between the Registrant and The Benchmark Tax-Exempt Fund (Accession No. 0000950131-98-002030).

     (2) Revised and Restated Transfer Agency Agreement dated January 8, 1993 between the Registrant and The Northern Trust Company (Accession No. 0000950131-98-002030).

     (3) Addendum No. 1 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950130-96-001086).

     (4) Addendum No. 2 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950130-96-001086).

     (5) Addendum No. 3 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950130-97-002471).

     (6) Addendum No. 4 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950131-97-005862).

     (7) Addendum No. 5 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950131-98-002030).

        (8) Addendum No. 6 to the Revised and Restated Transfer Agency Agreement between the Registrant and The Northern Trust Company (Accession No. 0000950131-99-000461).

     (9) Administration Agreement dated March 31, 1998 between the Registrant and Goldman Sachs (Accession No. 0000950131-99-000461).

     (10)  Addendum No. 1 dated March 31, 1998 to the  Administration  Agreement
     between   the    Registrant    and    Goldman    Sachs    (Accession    No.
     0000950131-99-000461).

     (11) Shareholder Servicing Plan for Class B, C and D Shares and Related Forms of Servicing Agreement (Accession No. 0000950131-99-000461).

     (12) Service Plan for the Service and Premier Classes of Shares and Related Forms of Servicing Agreement (Accession No. 0000950131-99-000461).

     (i)  (1)   Opinion  of   Drinker   Biddle  &  Reath  LLP   (Accession   No.
     0000950131-98-002030).

     (k) None.

     (l) (1) Subscription Agreement with Goldman, Sachs & Co. (Accession No. 0000950131-98-002030).

     (2) Amendment No. 1 to Subscription Agreement with Goldman, Sachs & Co. (Accession No. 0000950131-98-002030).

     (3) Amendment No. 2 to Subscription Agreement with Goldman, Sachs & Co. (Accession No. 0000950131-98-002030).

     (4) Amendment No. 3 to Subscription Agreement with Goldman, Sachs & Co. (Accession No. 0000950131-98-002030).

     (m) None.

        (n) Financial Data Schedules for the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, Intermediate Bond, International Bond, Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Growth, International Equity Index, Government Select, Government, Diversified Assets and Tax-Exempt Portfolios. (Accession No. 0000950131-99-000461).

     (o) Amended and Restated Plan pursuant to Rule 18f-3 for Operation of a Multi-Class System (Accession No. 0000950131-98-00512).

     The following exhibits to the Registration Statement are filed herewith electronically pursuant to EDGAR rules:

        (e) (2) Distribution Agreement dated May 1, 1999 between the Registrant and First Data Distributors, Inc.

     (h)  (13)   Co-Administration   Agreement  dated  May  1,  1999  among  the
     Registrant, Northern Trust Company and First Data Investor Services Group, Inc.

     (j) (1) Consent of Drinker Biddle & Reath LLP.

     (2) Consent of Ernst & Young LLP.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Registrant is controlled by its Board of Trustees.


ITEM 25. INDEMNIFICATION

     Section 3 of Article IV of the Registrant's Agreement and Declaration of Trust provides for indemnification of the Registrant's Trustees and officers under certain circumstances. A copy of such Agreement and Declaration of Trust was filed as Exhibit 1 to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A.

        Paragraph 7 of the Investment Advisory Agreement between the Registrant and The Northern Trust Company provides for indemnification of The Northern Trust Company or, in lieu thereof, contribution by the Registrant, under certain circumstances. A copy of the Investment Advisory Agreement was filed as Exhibit
(d)(1) to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A.

        Article 10 of the Co-Administration Agreement dated May 1, 1999 among the Registrant, Northern Trust Company and First Data Investor Services Group, Inc. provides that the Registrant will indemnify Northern Trust Company and First Data Investor Services Group, Inc. (each a "Co-Administrator") against all claims except those resulting from the willful misfeasance, bad faith or negligence of such Co-Administrator, or the Co-Administrator's breach of confidentiality. A copy of the Co-Administration Agreement is filed herein as exhibit (h)(13).

        Paragraph 3 of the Distribution Agreement dated May 1, 1999 between the Registrant and First Data Distributors, Inc. ("FDDI") provides that the Registrant will indemnify FDDI against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Registration by FDDI, or those resulting from the willful misfeasance, bad faith or negligence of FDDI, or FDDI's breach of confidentiality. A copy of the Distribution Agreement is filed herein as exhibit (e)(2).

        A mutual fund and trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy's coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The Northern Trust Company, Registrant's investment adviser, is a full service commercial bank and also provides a full range of trust and fiduciary services. Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant's affairs of The Northern Trust Company and, with respect to each such person, the name and business address of the company (if any) with which such person has been connected at any time since November 30, 1996, as well as the capacity in which such person was connected.

     Northern Trust Quantitative Advisors, Inc. ("NTQA") is an indirect wholly-owned subsidiary of Northern Trust Corporation. The list required by this
Item 26 of officers and directors of NTQA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by NTQA pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-333580).

NAME AND POSITION                                                           NAME AND PRINCIPAL
CONNECTION
WITH INVESTMENT                                                             BUSINESS ADDRESS OF
WITH OTHER
ADVISER                                    OTHER COMPANY                                COMPANY

Duane L. Burnham                            Northern Trust Corporation                    Director
Director                                    50 S. LaSalle Street
                                            Chicago, IL 60605

AME AND POSITION                                                           NAME AND PRINCIPAL
CONNECTION
WITH INVESTMENT                                                             BUSINESS ADDRESS OF
WITH OTHER
ADVISER                                    OTHER COMPANY                                COMPANY

                                            Abbott Laboratories                                    Chairman     and
Chief
                                            150 Field Drive                                        Executive
Officer
                                            Suite 160
                                            Lake Forest, IL

                                            NCR Corporation                               Director
                                            1700 S. Patterson Blvd
                                            Dayton, OH 45479

                                            Sara Lee Corporation                          Director
                                            3 First National Plaza
                                            Chicago, IL 60602

Dr. Dolores E. Cross                        Northern Trust                                Director
Director                                    Corporation
                                            50 S. LaSalle Street
                                            Chicago, IL 60675
                                                                                                          Chicago
     State University                      Former
                                           95th Street at King Drive                      President
                                           Chicago, IL 60643

                                           General Electric Company GE Fund               Former
                                           3135 Easton Turnpike                           President
                                           Fairfield, CT 06432

                                           The Graduate School and University Center      Professor
                                           GE Fund Distinguished                          of
                                           The City University of NY                      Leadership
                                           33 W 42nd St. - Room 1400N                     and
                                           New York, NY 10036                             Diversity


Susan Crown                                Northern Trust Corporation                     Director
Director                                   50 S. LaSalle Street
                                           Chicago, IL 60675

                                           Henry Crown and Company                        Vice
                                           222 N. LaSalle St., Ste 2000                   President
                                           Chicago, IL 60601

                                           Baxter International, Inc.                     Director
                                           One Baxter Parkway
                                           Deerfield, IL 60015

                                           Illinois Tool Works, Inc.                      Director
                                           3600 W. Lake Avenue
                                           Glenview, IL 60025

John R. Goodwin                            NTQA                                           Director,        Managing
Senior Vice President                      50 S. LaSalle Street
Chief Director                             Chicago, IL 60606                                      Investment
Officer

Robert S. Hamada                           Northern Trust Corporation                     Director
Director                                   50 S. LaSalle Street
                                           Chicago, IL 60675

                                           The University of Chicago                      Dean and
                                           Graduate School of Business                    Edward
                                           1101 East 58th Street                          Eagle
                                           Chicago, IL 60637                              Brown

                                                                                          Distinguished
                                                                                          Service Professor of
                                                                                          Finance

                                              NAME AND PRINCIPAL
NAME AND POSITION                                                           NAME AND PRINCIPAL
CONNECTION
WITH INVESTMENT                                                             BUSINESS ADDRESS OF
WITH OTHER
ADVISER                                    OTHER COMPANY                                COMPANY

                                           A.M. Castle & Co.                              Director
                                           3400 North Wolf Road
                                           Franklin, IL 60131

                                           Chicago Board of Trade                         Director
                                           141 West Jackson Boulevard
                                           Chicago, IL 60674

Barry G. Hastings                          Northern Trust Corporation                     Operating
President & Chief                          50 S. LaSalle Street                           Director
President, Chief Officer                   Chicago, IL 60675                                       Operating
Officer &
Director

                                           Northern Trust                                 Director
                                           Securities, Inc.
                                           50 S. LaSalle Street
                                           Chicago, IL 60675

                                           Northern Trust of California Corporation       Director
                                           355 S. Grand Avenue
                                           Los Angeles, CA 90017

                                           Northern Trust of Florida Corporation          Vice Chairman of  700
                                           Brickell Avenue                                the Board &
                                           Miami, Fl 33131                                Director

                                           Nortrust Realty Mgmt., Inc.                    Director
                                           50 S. LaSalle Street, 38th Fl.
                                           Chicago, IL 60675

Robert A. Helman                           Northern Trust                                 Director
Director                                   Corporation
                                           50 S. LaSalle Street
                                           Chicago, IL 60675

                                           Mayer, Brown & Platt                           Partner
                                           190 S. LaSalle St.,38th Fl.
                                           Chicago, IL 60603

                                            Chicago Stock Exchange
                                            One Financial Plaza
                                            440 S. LaSalle St.
                                            Chicago, IL 60605

                                            Brambles USA, Inc.
                                            400 N. Michigan Avenue
                                            Chicago, IL 60611

                                            Zenith Electronics
                                            1000 Milwaukee Avenue
                                            Glenview, IL 60025

Arthur L. Kelly                             Northern Trust Corporation                    Director
Director                                    50 S. LaSalle Street
                                            Chicago, IL 60675

                                            KEL Enterprises L.P.                          Managing Partner
                                            Two First National Plaza
                                            20 S. Clark Street
                                            Suite. 2222
                                            Chicago, IL 60603

NAME AND POSITION                                                           NAME AND PRINCIPAL
CONNECTION
WITH INVESTMENT                                                             BUSINESS ADDRESS OF
WITH OTHER
ADVISER                                    OTHER COMPANY                                COMPANY

                                            Bayerische Motoren                            Director
                                            Werke(BMW) A.G. BMW Haus
                                            Petuelring 130
                                            Postfach 40 02 40
                                            D-8000
                                            Munich 40 Germany

                                            A.G. Deere & Company                          Director
                                            John Deere Rd.
                                            Moline, IL 61265

                                            Nalco Chemical                                Director
                                            Company
                                            One Nalco Center
                                            Naperville, IL
                                           60563-1198

                                            Snap-on Incorporated                          Director
                                            2801 80th Street
                                            Kenosha, WI 53140

Arthur L. Kelly                             Tejas Gas Corporation                         Director
                                            1301 McKinney St.
                                            Houston, TX 77010

                                            Thyssen Industrie AG                          Director
                                            Am Thyssenhaus 1
                                            45128 Essen Germany

Frederick A. Krehbiel                       Molex Incorporated                            Director
Director                                    2222 Wellington Court
                                            Lisle, IL 60532-1682

                                            Nalco Chemical Company                                 Chairman,    CEO
and
                                            One Nalco Center                              Director
                                            Naperville, IL 60563-1198

                                            Tellabs, Inc.                                 Director
                                            4951 Indiana Avenue
                                            Lisle, IL 60532

Roger W. Kushla                             The Northern Trust                            Director
Senior Vice President                       Company of New York
                                            40 Broad Street, 8th Fl.
                                            New York, NY 10004

Robert A. LaFleur                           None
Senior Vice President

Thomas L. Mallman                           None
Senior Vice President

James J. Mitchell, III                      The Northern Trust                            Director
Executive Vice                              Company of New York
President                                   40 Broad Street, 8th Fl.
                                            New York, NY 10004

                                            Northern Trust                                Director
                                            Corporation
                                            50 S. LaSalle Street
                                            Chicago, IL 60675

William G. Mitchell                         Northern Trust Corporation                    Director
Director                                    50 South LaSalle Street
                                            Chicago, IL 60675

NAME AND POSITION                                                           NAME AND PRINCIPAL
CONNECTION
WITH INVESTMENT                                                             BUSINESS ADDRESS OF
WITH OTHER
ADVISER                                    OTHER COMPANY                                COMPANY

                                            The Interlake Corporation                     Director
                                            7701 Harger Road
                                            Oak Brook, IL
                                           60521-1488

                                            Peoples Energy                                Director
                                            Corporation
                                            122 South Michigan Ave
                                            Chicago, IL 60603

                                            The Sherwin-Williams                          Director
                                            Company
                                            101 Prospect Avenue, N.W.
                                            Cleveland, OH 44115-1075

Edward J. Mooney                            Northern Trust Corporation                    Director
Director                                    50 S. LaSalle
                                            Chicago, IL 60675

                                            Nalco Chemical Company                                 Chairman, Chief
                                            One Nalco Center                                       Executive
Officer,
                                            Naperville, IL                                         President      &
Director
                                            60563-1198

                                            Morton International, Inc.                    Director
                                            100 North Riverside Plaza
                                            Chicago, IL 60605

                                            FMC Corporation                               Director
                                            200 E. Randolph Drive
                                            Chicago, IL 60601

William A. Osborn                           Northern Trust Corporation                    Director
Chairman and Chief Executive Officer        50 S. LaSalle Street
                                            Chicago, IL 60675

                                            Northern Trust of California Corporation      Director
                                            355 S. Grand Avenue                           and Former
                                            Los Angeles, CA 90017                         Chairman of the Board


                                           Northern Trust Bank of                         Director
                                           California N.A.
                                           355 S. Grand Avenue
                                           Los Angeles, CA 90017

                                           Nortrust Realty                                Director
                                           Management Inc.
                                           50S. LaSalle Street
                                           Chicago, IL 60675

                                           Northern Futures Corporation                   Director
                                           50 S. LaSalle Street
                                           Chicago, IL 60675

Sheila A. Penrose                          Northern Trust Global                          Director
President - Corporate                      Advisors, Inc.
and Institutional                          29 Federal Street
Services                                   Stamford, CT 06901

                                           Nalco Chemical Company                         Director
                                           One Nalco Center
                                           Naperville, IL 60563-1198

NAME AND POSITION                                                           NAME AND PRINCIPAL
CONNECTION
WITH INVESTMENT                                                             BUSINESS ADDRESS OF
WITH OTHER
ADVISER                                    OTHER COMPANY                                COMPANY

                                           Northern Trust Retirement                      Manager
                                           Consulting, LLC
                                           400 Perimeter Center Terrace
                                           Suite 850
                                           Atlanta, GA 30346

                                                                                          Northern            Trust
Corporation                                                                               Director and    50 S.
LaSalle Street                                                                            Executive Vice
                                           Chicago, IL 60675                              President
                                           NTQA                                           Director
                                           50 South LaSalle Street
                                           Chicago, IL 60675

Perry R. Pero                              Northern Futures Corporation                   Director
Senior Executive Vice President, Chief     50 S. LaSalle Street
Financial Officer                          Chicago IL 60675

                                           Northern Investment                            Former Chairman,
                                           Corporation                                    President and
                                           50 S. LaSalle Street                           Director, Former
                                           Chicago, IL 60675                              Treasurer

                                           Northern Trust Global                          Director
                                           Advisors, Inc
                                           29 Federal Street
                                           Stamford ST 06901

                                           Northern Trust                                 Director
                                           Securities, Inc.
                                           50 South LaSalle Street
                                           Chicago, IL 60675

                                           Nortrust Realty                                Director
                                           Management, Inc.
                                           50 South LaSalle Street
                                           Chicago, IL 60675

                                           Northern Trust Corporation                     Director
                                           50 S. LaSalle Street
                                           Chicago, IL 60675

                                           NTQA                                           Director
                                           50 South LaSalle Street
                                           Chicago, IL 60675

Stephen N. Potter                          NTQA                                           Director,   Senior   Vice
President                                  50 S. LaSalle Street                           Managing
                                           Chicago, IL 60675                              Director

Peter L. Rossiter                          Schiff, Hardin & Waite                         Former Partner
Executive Vice                             7200 Sears Tower
President and General                      Chicago, IL 60606
Counsel

                                           Tanglewood Bancshares Inc.                     Former Vice
                                           600 Bering Dr.                                 President
                                           Houston, TX 77057                              and Director


                                           Consolidated Communications Inc.               Director
                                           Illinois Consolidated
                                           Telephone Company
                                           121 S. 17th Street
                                           Mattoon, IL 61938

                                           Northern Trust Corporation                     Executive Vice
                                           50 South LaSalle Street                        President
                                           Chicago, IL 60675                              and General Counsel

NAME AND POSITION                                                           NAME AND PRINCIPAL
CONNECTION
WITH INVESTMENT                                                             BUSINESS ADDRESS OF
WITH OTHER
ADVISER                                    OTHER COMPANY                                COMPANY

Harold B. Smith                            Northern Trust Corporation                     Director
Director                                   50 South LaSalle Street
                                           Chicago, IL 60675

                                           Illinois Tool Works Inc.                       Chairman of the
                                           3600 West Lake Ave.                           Executive Committee
                                           Glenview, IL 60025-5811

                                           W.W. Grainger, Inc.                            Director
                                           5500 West Howard Street
                                           Skokie, IL 60077

                                           Northwestern Mutual Life Insurance Co.         Trustee
                                           720 East Wisconsin Avenue
                                           Milwaukee, WI 53202

William D. Smithburg                       The Quaker Oats Company                        Retired Chairman
Director                                   321 North Clark Street
                                           Chicago, IL 60610

                                           Northern Trust Corporation                     Director
                                           50 South LaSalle Street
                                           Chicago, IL 60675

                                           Abbott Laboratories                            Director
                                           One Abbott Park Road
                                           Abbott Park, IL 60675

                                           Corning Incorporated                           Director
                                           Corning, NY 14831

                                           Prime Capital Corporation                      Director
                                           10275 W. Higgins Road
                                           Suite 200
                                           Rosemont, IL 60018

James M. Snyder                            NTQA                                           Director
Chairman, CEO and                          50 South LaSalle Street
Executive Vice                             Chicago, IL 60675
President

Bide L. Thomas                             Northern Trust Corporation                     Director
Director                                   50 South LaSalle Street
                                           Chicago, IL 60674

                                           MYR Group Inc.                                 Director
                                           (formerly L.E. Myers Company)
                                           2550 W. Golf Rd.
                                           Rolling Meadows, IL 60008

                                           R.R. Donnelley & Sons Company                  Director
                                           77 West Wacker Drive
                                           Chicago, IL 60601

Stephen B. Timbers                         Northern Trust Corporation                     Executive Vice
President - NTGI                           50 S. LaSalle Street                           President
                                           Chicago, IL 60675

                                           Northern Trust Global Advisors, Inc.           Executive Vice
                                           29 Federal Street                              President
                                           Stamford, CT 06901

                                           LTV Steel Co.                                  Director
                                           200 Public Square
                                           Cleveland, OH 44114-2308

                                           Zurich-Kemper Investments                      Former President
                                           222 S. Riverside Plaza                         and CEO
                                           Chicago, IL 60606

NAME AND POSITION                                                           NAME AND PRINCIPAL
CONNECTION
WITH INVESTMENT                                                             BUSINESS ADDRESS OF
WITH OTHER
ADVISER                                    OTHER COMPANY                                COMPANY

Jeffrey H. Wessel                          NTQA                                           President and
Executive Vice President                   50 South LaSalle                               Director
                                            Chicago, IL 60675


ITEM 27. PRINCIPAL UNDERWRITERS

        (a) First Data Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of First Data Investor Services Group, Inc. and an indirect wholly owned subsidiary of First Data Corporation, acts as distributor for Northern Institutional Funds pursuant to a distribution agreement dated May 1, 1999. The Distributor also acts as underwriter for ABN AMRO Funds, Alleghany Funds, BT Insurance Funds Trust, First Choice Funds Trust, LKCM Funds, The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, IBJ Funds
     Trust, ICM Series Trust, Panorama Trust, Undiscovered Managers Fund, Forward Funds, Inc., Light Index Funds, Inc. Weiss Peck & Greer Funds Trust, Weiss Peck & Greer International Fund, WPG Growth Fund, WPG Growth & Income Fund, WPG Tudor Fund, RWB/WPG U.S. Large Stock Fund, Tomorrow Funds Retirement Trust, The Govett Funds, Inc., IAA Trust Growth Fund, Inc., IAA Trust Asset Allocation Fund, Inc., IAA Trust Tax Exempt Bond Fund, Inc., IAA Trust Taxable Fixed Income Series Fund, Inc., Matthews International Funds, MCM Funds, Metropolitan West Funds, Smith Breeden Series Fund, Smith Breeden Trust, Stratton Growth Fund, Inc., Stratton Monthly Dividend REIT
     Shares, Inc., The Stratton Funds, Inc., Trainer, Wortham First Mutual Funds, Wilshire Target Funds, Inc. and Worldwide Index Funds. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

     (b) The information required by this Item 27(b) with respect to each director, officer, or partner of First Data Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-45467).

     (c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

        The Agreement and Declaration of Trust, By-laws and minute books of the Registrant are in the physical possession of First Data Investor Services Group, Inc., 101 Federal Street, Boston, Massachusetts 02110. Records for the First Data Distributors, Inc., the distributor, are located at 4400 Computer Drive, Westborough, Massachusetts 01581. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60675 and NTQA, 50 S. LaSalle Street, Chicago IL 60690.

ITEM 29. MANAGEMENT SERVICES

Not Applicable.


ITEM 30. UNDERTAKINGS

Not Applicable.


                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 6th day of August, 1999.

NORTHERN INSTITUTIONAL FUNDS

By:        /s/ Linda J. Hoard
           Linda J. Hoard
           Secretary

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated.

           Name                                 Title                            Date

/s/ Jylanne Dunne                            President                     August 6, 1999
Jylanne Dunne

/s/ Brian R. Curran                           Treasurer                    August 6, 1999
Brian R. Curran

WILLIAM H. SPRINGER*                          Trustee                      August 6, 1999
William H. Springer

RICHARD G. CLINE*                             Trustee                      August 6, 1999
Richard G. Cline

EDWARD J. CONDON*                             Trustee                      August 6, 1999
Edward J. Condon

JOHN W. ENGLISH*                              Trustee                      August 6, 1999
John W. English

SANDRA P. GUTHMAN*                            Trustee                      August 6, 1999
Sandra P. Guthman

FREDERICK T. KELSEY*                          Trustee                      August 6, 1999
Frederick T. Kelsey

RICHARD P. STRUBEL *                          Trustee                      August 6, 1999
Richard P. Strubel

*By: /s/ Linda J. Hoard                                         August 6, 1999
       Linda J. Hoard
       Attorney-in-fact

                          NORTHERN INSTITUTIONAL FUNDS

                                power of attorney

     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee of Northern Institutional Funds, a business trust organized under the laws of The State of Delaware (the "Trust"), does hereby make, constitute and appoint Richard Rose, Brian Curran, Linda Hoard and Teresa Hamlin, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and resubstitution, in any and all capacities, to execute for and on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, of any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has subscribed his name this 21st day of April, 1999.

                                                     /s/ Edward J. Condon, Jr.
                                                     Edward J. Condon, Jr.

                                                     /s/ Richard Gordon Cline
                                                     Richard Gordon Cline

                                                     /s/ John W. English
                                                     John W. English

                                                     /s/ Sandra Polk Guthman
                                                     Sandra Polk Guthman

                                                     /s/ Frederick T. Kelsey
                                                     Frederick T. Kelsey

                                                     /s/ William H. Springer
                                                     William H. Springer

                                                     /s/ Richard P. Strubel
                                                     Richard P. Strubel



                                  EXHIBIT INDEX

Exhibit No.     Description

(e)(2)          Distribution Agreement dated May 1, 1999 between the Registrant and First Data Distributors, Inc.

(h)(13)         Co-Administration  Agreement  dated May 1, 1999 among the  Registrant,  Northern  Trust  Company and
                First Data Investor Services Group, Inc.

(j)(1)          Consent of Drinker Biddle & Reath LLP.

   (2)          Consent of Ernst & Young LLP.